                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409


                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409


                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409


                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409


                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409


                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409


                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409


                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409


                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409


                          EATON VANCE MUNICIPALS TRUST
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409


                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409


                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409


                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT FEBRUARY 29, 2004

[GRAPHIC IMAGE]

EATON VANCE MUNICIPALS TRUST

[GRAPHIC IMAGE]

ALABAMA

ARKANSAS

GEORGIA

KENTUCKY

LOUISIANA

MARYLAND

MISSOURI

NORTH CAROLINA

OREGON

SOUTH CAROLINA

TENNESSEE

VIRGINIA

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of February 29, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER ]
Thomas J. Fetter
President

Amid the market volatility of recent years, many investors have become more concerned with risk management. That trend has been especially true in the municipal bond market, where the use of bond insurance has become increasingly common. Today, roughly half of all municipal bond issuance is composed of insured bonds. As part of our continuing educational series, we thought it might be helpful to discuss bond insurance and its impact on the municipal market.

THE USE OF BOND INSURANCE HAS GROWN DRAMATICALLY OVER THE YEARS...

Municipal bond insurance was initially developed in 1971, when AMBAC Assurance Corp., the nation's first municipal insurer, offered insurance as a way to guarantee principal and interest payments on bond issues in the event of a bond default. Over the following three decades, the municipal market has witnessed a surge in the use of insurance. For example, in 1980, just 3% of all municipal issuance was insured. However, by late 2003, that figure had risen to roughly 50%. Insurance has clear benefits for purchasers: the elimination of default risk of the underlying issuer, AAA quality ratings and an enhancement of an issue's liquidity. (It's important to note that, while insured bonds are insured as to principal and interest payments, they still remain subject to interest rate and market risks.)

THE MECHANICS OF MUNICIPAL BOND INSURANCE...

We start with the underlying reality that an issuer with a AAA credit rating will pay less in interest expense than an issuer with a lower credit rating. Thus, an issuer must first determine whether purchasing insurance is financially feasible. That is, will the interest savings offset the cost of insurance? If so, the issuer must then qualify for insurance. Just as an individual must qualify for insurance, so must a bond issuer meet certain criteria. The issuer provides key financial data and documents to potential insurers that are then used to assess the issuer's financial strength and underlying fundamentals. If the issuer qualifies, insurance is then effected by "direct purchase," with the payment of a one-time premium by the issuer. The premium fee is calculated as a percentage of the value of the bond issue - typically, around 50 basis points (0.50%), but more if the credit entails higher risk. (An alternative method of purchase involves "elective bidding," in which the insurance is purchased by bond dealers, who determine at the time the bond is sold whether it is more attractive as an insured or uninsured bond.)

IN-DEPTH CREDIT ANALYSIS INCLUDES INSURERS AS WELL AS BOND ISSUERS...

When analyzing municipal bonds, an investor naturally researches the issuer's fundamentals. However, if the bond is insured, the analyst is concerned with the soundness of the insurer as well. At Eaton Vance, analysis of the insured segment is an integral part of our total municipal research effort. Research includes, among other areas, analysis of an insurer's claims-paying ability, its capital structure and the overall quality of its portfolio of policies. Based on claims-paying ability, there are currently six bond insurers rated AAA by Moody's Investors Service, Standard & Poor's and Fitch Ratings - the nation's leading rating agencies.

INSURERS CAN PLAY A VALUABLE ROLE IN STRUCTURING BOND DEALS AND IMPROVING CREDIT QUALITY...

Insurers play an important role in capital formation for municipal borrowers, working closely with municipal officials to forge deals that raise capital for vital projects at affordable interest rates. In so doing, the insurers can help states and municipalities achieve more efficient fiscal management. Insurers often re-structure bond deals by insisting on provisions that are intended to make the deal more secure. That has proved a major benefit to investors in recent years. In a more risk-conscious climate, we believe that an ongoing analysis of the insured market is a necessary discipline to invest successfully in today's municipal market.

                                             Sincerely,

                                             /s/ Thomas J. Fetter

                                             Thomas J. Fetter
                                             President
                                             April 12, 2004

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE MUNICIPALS FUNDS as of February 29, 2004

MARKET RECAP

By some measures, the U.S. economy gathered momentum in the six months ended February 29, 2004. Consumer confidence improved somewhat, giving a boost to consumer spending. Businesses, which have constrained plant and equipment investments in recent years, began to step up their capital spending plans. However, even as investors noted signs of a stronger economy, the bond market posted solid returns during the period.

THE BUSINESS SERVICE AND CONSTRUCTION SECTORS WERE AMONG THE LEADERS IN JOB CREATION IN 2003...

Following several years of retrenchment, capital spending - a key ingredient in a meaningful recovery - showed some signs of life in 2003. That trend provided some hope for an eventual revival in the manufacturing sector. The residential housing market remained strong, providing continued support to the construction sector. Meanwhile, the business and financial services sectors saw an increase in hiring, as the financial markets rallied and merger and acquisition activity gained momentum.

WITH LITTLE THREAT OF INFLATION, THE FEDERAL RESERVE MAINTAINED INTEREST RATES AT A RECORD LOW...

The nation's Gross Domestic Product expanded by 4.1% in the fourth quarter of 2003, following an 8.2% jump in the third quarter. While these reports confirmed that a recovery was in progress, the slow pace of job creation remained a concern. The nation's unemployment rate was 5.6% in February 2004, down from 5.9% a year ago. However, nearly three years after the onset of the 2001 recession, total jobs had still not recovered to pre-recession levels, a trend last seen in 1939.

Despite a spike in gasoline and heating oil prices - and the ever-rising cost of health care - core inflation remained surprisingly tame, as productivity gains, global competition and a growing outsourcing trend kept wage increases at a minimum. Retail prices were generally flat and manufacturers, despite increases in key components like energy and steel, kept prices stable. With inflation under control, the Federal Reserve has held its Federal Funds rate - a key short-term interest rate barometer - at 1.00%, where it has stood since June 2003.

[CHART]

MUNICIPAL BOND YIELDS EQUAL 96% OF TREASURY YIELDS

            4.68%                            7.20%
30-YEAR AAA-RATED                    TAXABLE EQUIVALENT YIELD
GENERAL OBLIGATION (GO) BONDS*       IN 35.0% TAX BRACKET

           4.85%
30-YEAR TREASURY BOND

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

* GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUNDS' YIELD. STATISTICS AS OF FEBRUARY 29, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

The municipal bond market outperformed the Treasury market during the six-month period ended February 29, 2004. Ten-year Treasury bond yields - which were around 4.52% at August 31, 2003 - declined to 3.99% by February 29, 2004, while 10-year municipal yields fell from 4.22% to 3.48%. The Lehman Brothers Municipal Bond Index posted a total return of 6.52% for the six months ended February 29, 2004.*

STATE TAX RATES ROSE AGAIN IN 2003, INCREASING THE BURDEN ON STATE TAXPAYERS...

According to the Tax Foundation, state tax increases in 2002 were estimated at $7.6 billion, and estimated at roughly twice that figure in 2003. Over the past decade, the fastest growing category of state tax collections was individual income taxes, which rose at an average annual rate of 7.7%. That trend has left taxpayers with a larger state tax bill and made a strong case for municipal bonds as one of the few remaining ways to pare one's tax burden. Thus, we continue to believe that municipal bonds remain a worthwhile consideration for tax-conscious investors.

   * It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE ALABAMA MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Alabama's economy remained sluggish in 2003. The manufacturing decline continued, although the auto industry registered some gains. Residential construction continued to benefit from low interest rates, but the service sector reflected weakness in health care and leisure. The state's jobless rate was 5.6% in February 2004, down slightly from 5.7% a year ago.

- In a slow economic recovery, management focused on public purpose bonds, which tend to be less sensitive to fluctuations in the economy. The Portfolio had its largest investment in insured* water and sewer bonds, whose revenues come from non-discretionary water bill payments.

- Insured* general obligation bonds (GOs) were key investments for the Portfolio. Given the state's slow recovery following the economic slowdown, insured* bonds added an additional measure of protection, and provided quality and a dependable revenue stream.

- The Portfolio's insured* education bond investments included a range of issuers within the state university system. Typically, education bonds are relatively insulated from the vagaries of the economic cycle.

- The Portfolio had a significant weighting in insured* escrowed/prerefunded bonds. These bonds are unusual in that - in addition to being insured* - they are prerefunded and backed by Treasury bonds. They are therefore viewed as very high quality.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  50
- Average Maturity:                  21.6 years
- Average Rating:                    AA+
- Average Call:                      6.9 years
- Average Dollar Price:              $102.27

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 6.43% and 6.02%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.11 on February 29, 2004 from $9.72 on August 31, 2003, and the reinvestment of $0.230 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $11.11 from $10.69, and the reinvestment of $0.218 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $10.11 per share for Class A and $11.11 for Class B, the distribution rates were 4.54% and 3.81%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.35% and 6.17%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 3.13% and 2.54%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.07% and 4.11% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             74.5%
AA               1.9%
A                9.3%
BBB             12.9%
Non-Rated        1.4%

* Private insurance does not decrease the risk of loss of principal associated with an insured investment.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         7.24%      6.43%
Five Years                                                                       5.32       4.52
Ten Years                                                                        5.41       4.77
Life of Fund+                                                                    5.15       5.57

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         2.18%      1.43%
Five Years                                                                       4.30       4.18
Ten Years                                                                        4.90       4.77
Life of Fund+                                                                    4.65       5.57

+ Inception date: Class A: 12/7/93; Class B: 5/1/92

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.25% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE ARKANSAS MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT UPDATE

- Arkansas's employment growth remained weak in 2003, as durable goods manufacturing was slow to recover to pre-recession levels. Residential construction was one of the strongest job generators. The state's farm economy was strong, supported by firm prices for crops such as soybeans. The state's jobless rate was 5.5% in February 2004, down from 5.7% a year ago.

- Hospital bonds were the Portfolio's largest sector weighting at February 29, 2004. Management focused on institutions prominent in their urban markets or sole providers in rural communities. We believe these characteristics have made them somewhat less vulnerable to the difficulties facing the hospital industry.

- Industrial development revenue bonds (IDR) provided good sources of income for the Portfolio for the six months ended February 29, 2004. IDRs in the Portfolio represented areas that could benefit from a stronger economy, including industrial products, airlines and paper products.

- Insured* water and sewer bonds constituted another defensive sector in an uncertain economy. The state has experienced rising infrastructure needs, resulting in more opportunities in water and sewer issues.

- Call protection remained an important consideration. Management eliminated bonds with poor call features in favor of non-callable bonds and issues with more attractive characteristics, thereby enhancing the Portfolio's appreciation potential.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  60
- Average Maturity:                  18.6 years
- Average Rating:                    AA-
- Average Call:                      6.9 years
- Average Dollar Price:              $105.54

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 7.28% and 6.89%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.19 on February 29, 2004 from $9.73 on August 31, 2003, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.95 from $10.46, and the reinvestment of $0.225 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $10.19 per share for Class A and $10.95 for Class B, the distribution rates were 4.75% and 4.02%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.88% and 6.67%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 3.69% and 3.08%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.12% and 5.11% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             48.5%
AA               7.7%
A               24.6%
BBB             12.8%
BB               1.7%
Non-Rated        4.7%

* Private insurance does not decrease the risk of loss of principal associated with an insured investment.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         8.19%      7.34%
Five Years                                                                       5.57       4.79
Ten Years                                                                        5.38       4.80
Life of Fund+                                                                    5.32       5.44

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         3.09%      2.34%
Five Years                                                                       4.55       4.46
Ten Years                                                                        4.87       4.80
Life of Fund+                                                                    4.82       5.44

+ Inception date: Class A: 2/9/94; Class B: 10/2/92

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 39.69% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE GEORGIA MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Georgia, the Southeast region's most hard-hit state in the recession of 2001, gained new momentum in 2003. While housing remained steady, job growth in professional and business services was strong, especially in Atlanta, which accounts for 55% of the state's employment. The state's February 2004 jobless rate was 3.8%, down from 4.8% a year ago.

- Industrial development revenue bonds were the Portfolio's largest sector weighting at February 29, 2004. These holdings were well diversified and financed economic initiatives for companies that produce paper, food, beverages, transportation, personal care products and fuel additives.

- Insured* water and sewer issues were significant investments. Georgia's population growth has escalated the pace of residential building, increasing the need for water infrastructure improvements. That trend has resulted in additional opportunities within this sector.

- Management also took advantage of the quality and opportunities for diversification in Puerto Rico bonds. The Portfolio's Puerto Rico holdings included general obligations, as well as issues for highway construction, lease revenue, special tax revenue and electric utilities.

- Management continued its efforts to fine-tune coupon structure and and improve call protection. These adjustments were part of an ongoing commitment to protect against untimely calls and improve the overall performance characteristics of the Portfolio.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  56
- Average Maturity:                  20.6 years
- Average Rating:                    AA+
- Average Call:                      8.2 years
- Average Dollar Price:              $107.90

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 7.87% and 7.49%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.75 on February 29, 2004 from $9.26 on August 31, 2003, and the reinvestment of $0.232 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.42 from $9.90, and the reinvestment of $0.215 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $9.75 per share for Class A and $10.42 for Class B, the distribution rates were 4.78% and 4.06%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.82% and 6.64%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 4.12% and 3.58%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.74% and 5.86% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             60.3%
AA              16.2%
A               13.4%
BBB              2.8%
BB               1.3%
Non-Rated        6.0%

* Private insurance does not decrease the risk of loss of principal associated with an insured investment.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         8.82%      7.95%
Five Years                                                                       5.41       4.64
Ten Years                                                                        5.17       4.61
Life of Fund+                                                                    4.93       5.21

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         3.64%      2.95%
Five Years                                                                       4.39       4.30
Ten Years                                                                        4.65       4.61
Life of Fund+                                                                    4.43       5.21

+ Inception date: Class A: 12/7/93; Class B: 12/23/91

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE KENTUCKY MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- The Kentucky economy formed a mixed picture in 2003. More manufacturing-intensive than the nation as a whole, Kentucky saw continued job losses from layoffs and plant closings. Residential construction remained a solid source of job growth. The commonwealth'sFebruary 2004 jobless rate was 5.3%, down from 6.1% a year ago.

- Insured* transportation bonds constituted the Portfolio's largest sector weighting at February 29, 2004. Investments included bonds for revitalization of the state's turnpike system, as well as county airport authorities, which are key elements of the region's economic infrastructure.

- Industrial development revenue bonds played a large role in the Portfolio. Management maintained an exposure to economically sensitive areas that it believed could benefit from a sustained recovery in the economy, including retailing, energy, metals, chemicals and transportation.

- Insured* lease revenue/certificates of participation remained large investments for the Portfolio. These agreements provide combined financing for communities, affording them a flexible and cost-effective funding source for joint borrowers.

- Amid continued low interest rates, management continued to adjust coupon structure and upgrade call characteristics. Coupon structure and call features can have a significant influence on the Portfolio's performance.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  51
- Average Maturity:                  17.9 years
- Average Rating:                    AA
- Average Call:                      7.0 years
- Average Dollar Price:              $97.19

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 5.88% and 5.60%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.56 on February 29, 2004 from $9.24 on August 31, 2003, and the reinvestment of $0.220 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.32 from $9.97, and the reinvestment of $0.204 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $9.56 per share for Class A and $10.32 for Class B, the distribution rates were 4.57% and 3.83%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.48% and 6.27%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 3.16% and 2.53%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.17% and 4.14% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             55.0%
AA              19.6%
A                9.2%
BBB              5.9%
Non-Rated       10.3%

* Private insurance does not decrease the risk of loss of principal associated with an insured investment.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         5.50%      4.84%
Five Years                                                                       4.57       3.84
Ten Years                                                                        5.01       4.44
Life of Fund+                                                                    4.73       5.07

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         0.53%     -0.16%
Five Years                                                                       3.56       3.50
Ten Years                                                                        4.50       4.44
Life of Fund+                                                                    4.23       5.07

+ Inception date: Class A: 12/7/93; Class B: 12/23/91

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE LOUISIANA MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- Louisiana's economy suffered from a continuing slowdown in the key petrochemicals sector and some service areas. However, construction showed a marked improvement over 2002, while the education and health care industries continued to expand. The state's February 2004 jobless rate was 5.8%, down from 6.4% a year ago.

- Insured* education bonds were the Portfolio's largest sector weighting at February 29, 2004. In the uncertain Louisiana economy, these bonds have had appeal for investors. Tuition costs have tended to outpace inflation - even during the recent recession - giving some institutions in the education sector a pricing advantage over economically sensitive industries.

- Insured* general obligation bonds (GOs) represented a large investment for the Portfolio. With the sustainability of the recovery still in question, management believes the financial outlook for many states and municipalities remains guarded. Insured* GOs represented quality and a dependable revenue stream.

- Insured* special tax revenue bonds were major investments for the Portfolio. These bonds financed large-scale public projects and are secured by sources that included sales tax revenues and gas and fuel taxes.

- Management continued to adapt the Portfolio's coupon structure. The Portfolio took advantage of an increase in retail demand to make these adjustments, selling bonds that had recently outperformed in favor of what we believe are more compelling coupons.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  41
- Average Maturity:                  21.5 years
- Average Rating:                    AA+
- Average Call:                      7.9 years
- Average Dollar Price:              $97.26

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 6.66% and 6.39%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.01 on February 29, 2004 from $9.61 on August 31, 2003, and the reinvestment of $0.234 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.58 from $10.15, and the reinvestment of $0.213 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $10.01 per share for Class A and $10.58 for Class B, the distribution rates were 4.73% and 3.99%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.74% and 6.53%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 3.72% and 3.11%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.09% and 5.09% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             82.0%
A                8.5%
BBB              8.3%
Non-rated        1.2%

* Private insurance does not decrease the risk of loss of principal associated with an insured investment.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         6.79%      5.97%
Five Years                                                                       5.28       4.46
Ten Years                                                                        5.30       4.55
Life of Fund+                                                                    5.24       5.33

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         1.72%      0.97%
Five Years                                                                       4.27       4.12
Ten Years                                                                        4.79       4.55
Life of Fund+                                                                    4.73       5.33

+ Inception date: Class A: 2/14/94; Class B: 10/2/92

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE MARYLAND MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Maryland's economy grew moderately in 2003, as manufacturers in areas such as electronics reported stronger demand. The state's financial services sector was helped by stronger financial markets. The farm sector was adversely impacted by excessive rainfall. The state's February 2004 jobless rate was 4.0%, down from 4.5% a year ago.

- The Portfolio remained very selective in its insured* hospital investments, the Portfolio's largest sector weighting at February 29, 2004. Management focused on issues for facilities with sound financial fundamentals, in-demand health care specialties and prestigious medical school affiliations.

- Escrowed/prerefunded bonds were significant investments for the Portfolio. Pre-refunded and backed by Treasury bonds, escrowed issues often provide above-average coupons, are deemed very high quality and are valued by investors in any credit environment.

- Education bonds were prominent investments for the Portfolio. In addition to bonds for universities in the state system, the Portfolio had investments in issues that provided financing for smaller private colleges.

- The Portfolio continued to emphasize diversification. Management found additional opportunities for diversification in selected Puerto Rico bonds, including general obligations, insured* hospitals, insured* electric utilities, insured* special tax revenue and insured* transportation bonds.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  56
- Average Maturity:                  22.7 years
- Average Rating:                    AA
- Average Call:                      8.7 years
- Average Dollar Price:              $107.69

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 6.02% and 5.67%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.80 on February 29, 2004 from $9.50 on August 31, 2003, and the reinvestment of $0.224 per share in tax-free income and $0.042 per share in capital gain distributions.(2) For Class B, this return resulted from an increase in NAV per share to $10.69 from $10.36, and the reinvestment of $0.210 per share in tax-free income and $0.042 per share in capital gain distributions.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $9.80 per share for Class A and $10.69 for Class B, the distribution rates were 4.58% and 3.85%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.40% and 6.22%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 3.94% and 3.45%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.36% and 5.57% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             54.9%
AA              19.3%
A               10.2%
BBB              5.7%
CCC              2.4%
Non-rated        7.5%

* Private insurance does not decrease the risk of loss of principal associated with an insured investment.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         5.41%      4.65%
Five Years                                                                       4.76       3.95
Ten Years                                                                        5.07       4.40
Life of Fund+                                                                    4.82       5.20

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         0.38%     -0.35%
Five Years                                                                       3.76       3.61
Ten Years                                                                        4.55       4.40
Life of Fund+                                                                    4.32       5.20

+ Inception date: Class A: 12/10/93; Class B: 2/3/92

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.09% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE MISSOURI MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Missouri's economy failed to generate many new jobs in 2003. Areas such as manufacturing, telecom and energy were under pressure, as selected industry layoffs remained a grim reality. Housing remained a bright spot, however, boosted by low interest rates. The state's February 2004 jobless rate was 5.1%, down from 5.5% a year ago.

- Hospital bonds and insured* hospital bonds were among the Portfolio's largest sector weightings at February 29, 2004. Investments represented a geographically diverse range of hospitals, with an emphasis on institutions management believes have good cost structures, good market share and the ability to form strategic alliances with other institutions.

- Insured* lease revenue/certificates of participation (COPs) were prominent investments. These instruments provide a joint mechanism for financing, whereby different communities can receive more cost-effective and flexible funding for public projects.

- Industrial development revenue bonds (IDR) provided the portfolio with an exposure to economically sensitive bonds. The Portfolio's IDR investments included projects in the retail, air cargo, chemical, beverage and consumer products sectors of the economy.

- The Portfolio has continued to pursue broad diversification - according to market segment, issuer and coupon distribution. In addition, amid an increased pace of bond calls, call protection remained a prime strategic consideration.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  52
- Average Maturity:                  19.4 years
- Average Rating:                    AA
- Average Call:                      7.4 years
- Average Dollar Price:              $99.72

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 6.43% and 6.01%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.26 on February 29, 2004 from $9.89 on August 31, 2003, and the reinvestment of $0.260 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $11.33 from $10.93, and the reinvestment of $0.250 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $10.26 per share for Class A and $11.33 for Class B, the distribution rates were 5.08% and 4.33%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.31% and 7.09%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 3.75% and 3.12%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.14% and 5.11% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             62.2%
AA               5.7%
A                9.4%
BBB              9.2%
BB               2.1%
Non-Rated       11.4%

* Private insurance does not decrease the risk of loss of principal associated with an insured investment.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         6.75%      5.87%
Five Years                                                                       5.39       4.55
Ten Years                                                                        5.65       5.01
Life of Fund+                                                                    5.43       5.88

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         1.72%      0.87%
Five Years                                                                       4.37       4.21
Ten Years                                                                        5.14       5.01
Life of Fund+                                                                    4.93       5.88

+ Inception date: Class A: 12/7/93; Class B: 5/1/92

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE NORTH CAROLINA MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT UPDATE

- The North Carolina economy struggled in 2003. Job creation remained elusive, with losses exacerbated by the bankruptcy of a major textile maker. Residential construction generally held steady, while the farm sector was set back by heavy rains. The state's February 2004 jobless rate was 6.0%, down from 6.4% a year ago.

- Electric utilities represented the Portfolio's largest sector weighting at February 29, 2004. County power suppliers have benefited from strong population growth in recent years. The industry has also benefited from restructuring and rate-setting reforms.

- Escrowed/prerefunded bonds remained a large commitment. Pre-refunded and backed by Treasury bonds, escrowed issues often provide above-average coupons and are deemed very high quality, a characteristic valued by investors in a still-uncertain economic outlook.

- Education bonds provided the Portfolio with good quality and liquidity from well-regarded issuers. The Portfolio's investments included some of the state's finest universities, which have historically enjoyed high applicant demand and rising revenues.

- As of March 1, 2004, Thomas M. Metzold became the portfolio manager of Eaton Vance North Carolina Municipals Fund. Mr. Metzold has been with Eaton Vance since 1987, is a Vice-President of Eaton Vance Management and currently manages 7 municipal bond portfolios.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  59
- Average Maturity:                  18.9 years
- Average Rating:                    AA
- Average Call:                      8.3 years
- Average Dollar Price:              $103.12

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 6.49% and 6.06%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.70 on February 29, 2004 from $9.32 on August 31, 2003, and the reinvestment of $0.219 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.43 from $10.03, and the reinvestment of $0.202 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $9.70 per share for Class A and $10.43 for Class B, the distribution rates were 4.48% and 3.76%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.51% and 6.30%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 3.44% and 2.82%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.77% and 4.73% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             51.3%
AA              23.4%
A               12.0%
BBB             13.2%
Non-Rated        0.1%

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         6.67%      5.91%
Five Years                                                                       4.83       4.04
Ten Years                                                                        5.02       4.34
Life of Fund+                                                                    4.81       5.14

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         1.56%      0.91%
Five Years                                                                       3.81       3.70
Ten Years                                                                        4.51       4.34
Life of Fund+                                                                    4.32       5.14

+ Inception date: Class A: 12/7/93; Class B: 10/23/91

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 40.36% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE OREGON MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT UPDATE

- Oregon continued to experience job losses in 2003, with manufacturing - especially computers and electronic products - taking the biggest hit. In a difficult climate, the service sectors - finance, real estate, health care and education - generated modest new job creation. The February 2004 jobless rate was 7.1%, down from 7.9% a year ago.

- Housing bonds represented the Portfolio's largest sector weighting at February 29, 2004. Because housing bonds constitute a significant portion of Oregon's municipal issuance, the Portfolio was able to establish good geographical diversification in a variety of single-and multi-family housing projects.

- The Portfolio maintained a significant investment in general obligation (GO) and insured* GO bonds. The Portfolio's GO investments included state bonds for elderly and disabled housing, higher education and veterans welfare, as well as community college district bonds.

- Management remained very selective with respect to its industrial development revenue (IDR) holdings. The Portfolio's IDR investments focused primarily on the state's key paper industry, as well as selected airline bonds.

- Call protection remained a priority of the Portfolio. Where possible, management sought to eliminate bonds with poor call features in favor of those with more call protection. Adequate call protection allows bonds to participate more fully in market rallies.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  60
- Average Maturity:                  20.5 years
- Average Rating:                    AA-
- Average Call:                      5.7 years
- Average Dollar Price:              $99.67

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 7.22% and 6.89%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.85 on February 29, 2004 from $9.42 on August 31, 2003, and the reinvestment of $0.244 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.77 from $10.30, and the reinvestment of $0.234 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $9.85 per share for Class A and $10.77 for Class B, the distribution rates were 5.01% and 4.29%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.47% and 7.25%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 4.13% and 3.54%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.98% and 5.98% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             41.8%
AA              35.2%
A                5.3%
BBB              1.3%
BB               4.8%
Non-Rated       11.6%

* Private insurance does not decrease the risk of loss of principal associated with an insured investment.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         8.75%      7.92%
Five Years                                                                       5.28       4.45
Ten Years                                                                        5.19       4.56
Life of Fund+                                                                    5.01       5.42

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         3.53%      2.92%
Five Years                                                                       4.26       4.12
Ten Years                                                                        4.68       4.56
Life of Fund+                                                                    4.50       5.42

+ Inception date: Class A: 12/28/93; Class B: 12/24/91

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 40.85% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE SOUTH CAROLINA MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President,
Portfolio Manager

MANAGEMENT UPDATE

- The South Carolina economy struggled with layoffs in manufacturing in 2003. Job losses in the textile, apparel, chemicals, and machinery sectors were especially severe. Segments of the service sector generated some job growth, notably health care, transportation and retailing. The state's February 2004 jobless rate was 6.3%, down from 6.5% a year earlier.

- Insured* water and sewer issues were the Portfolio's largest sector weighting at February 29, 2004. Population growth and the demand of new auto plants have increased the need for facility upgrades and produced additional opportunities in water and sewer bonds.

- General obligation bonds constituted a major sector weighting for the Portfolio. Given the continuing narrow quality spreads within the municipal market, these issues remained a key factor in management's efforts to upgrade credit quality.

- In an economy slow to recover from the recession, the Portfolio had exposure to essential services bonds. Sectors such as insured* electric utilities have enjoyed relatively stable revenues, an attractive feature for investors in an uncertain economy.

- The Portfolio made structural changes to adjust to shifting market conditions. Management maintained a well-diversified coupon allocation, balancing higher-income issues with interest-rate-sensitive, low-coupon issues for appreciation potential.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  52
- Average Maturity:                  22.3 years
- Average Rating:                    AA+
- Average Call:                      8.4 years
- Average Dollar Price:              $107.51

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 8.45% and 7.98%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.99 on February 29, 2004 from $9.45 on August 31, 2003, and the reinvestment of $0.251 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.58 from $10.02, and the reinvestment of $0.233 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $9.99 per share for Class A and $10.58 for Class B, the distribution rates were 5.11% and 4.40%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.45% and 7.28%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 4.11% and 3.52%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.80% and 5.82% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             55.8%
AA              15.1%
A               18.8%
BBB              9.3%
Non-Rated        1.0%

* Private insurance does not decrease the risk of loss of principal associated with an insured investment.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         9.17%      8.22%
Five Years                                                                       5.31       4.48
Ten Years                                                                        5.23       4.67
Life of Fund+                                                                    5.16       5.22

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         3.98%      3.22%
Five Years                                                                       4.28       4.14
Ten Years                                                                        4.72       4.67
Life of Fund+                                                                    4.65       5.22

+ Inception date: Class A: 2/14/94; Class B: 10/2/92

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 39.55% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE TENNESSEE MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Tennessee's economy performed better in 2003 than in the previous two years, although job growth remained elusive. Manufacturing losses continued, especially in the textile and apparel segments. However, the continued expansion of the state's auto and health care sectors provided a partial buffer. The February 2004 jobless rate was 5.0%, down from 5.4% a year ago.

- Insured* general obligations (GOs) represented the Portfolio's largest weighting at February 29, 2004. Given the sluggish pace of the recovery, insured* GOs remained immune from the revenue concerns that continued to plague some industrial sectors of the economy.

- Insured* electric utilities bonds played a prominent role in the Portfolio. These utility issues are attractive to investors in an uncertain economic outlook because they represent an essential service and are backed by non-discretionary expenditures.

- Insured* escrowed/prerefunded bonds were among the Portfolio's largest holdings. Because the bonds are pre-refunded, or escrowed, and backed by Treasury bonds, they are deemed very high quality.

- Management continued to adjust the Portfolio's coupon structure to reflect changing market conditions. In addition, amid an increased pace of bond calls, call protection has been a very important consideration for the Portfolio.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  53
- Average Maturity:                  18.5 years
- Average Rating:                    AA+
- Average Call:                      8.2 years
- Average Dollar Price:              $107.38

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 6.27% and 6.00%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.16 on February 29, 2004 from $9.79 on August 31, 2003, and the reinvestment of $0.238 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $11.07 from $10.66, and the reinvestment of $0.224 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $10.16 per share for Class A and $11.07 for Class B, the distribution rates were 4.70% and 3.97%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.69% and 6.50%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 3.24% and 2.61%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.30% and 4.27% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             72.9%
AA              15.1%
A                4.3%
BBB              4.8%
BB               1.0%
Non-Rated        1.9%

* Private insurance does not decrease the risk of loss of principal associated with an insured investment.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         6.79%      6.01%
Five Years                                                                       5.53       4.75
Ten Years                                                                        5.53       4.92
Life of Fund+                                                                    5.29       5.61

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         1.70%      1.01%
Five Years                                                                       4.50       4.42
Ten Years                                                                        5.02       4.92
Life of Fund+                                                                    4.79       5.61

+ Inception date: Class A: 12/9/93; Class B: 8/25/92

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE VIRGINIA MUNICIPALS FUND as of February 29, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- Virginia's economy posted job growth in the second half of 2003, although total employment remained below the pre-recession levels. Services, government and finance continued to generate new jobs, while textile, apparel and furniture manufacturing declined. The February 2004 jobless rate was 3.4%, down from 4.1% year ago.

- Insured* transportation bonds were the Portfolio's largest sector weighting at February 29, 2004. Investments included airports, highways, bridges and tunnels. Backed by toll fees, highways and tunnels provide, in management's opinion, a relatively stable revenue source in an uncertain economic climate.

- Insured* hospital bonds played a significant role in the Portfolio. The Portfolio's investments were diversified geographically throughout the state and included some of the nation's finest acute care facilities. These hospitals offer a wide variety of specialized medical care, including cancer treatment, cardiac and pediatric care.

- Insured* education bonds were prominent in the Portfolio. Because these issues finance colleges and universities whose revenues are based on tuition and student fees, management considers their revenue base less vulnerable to a reversal in economic activity.

- The Portfolio extended its efforts to diversify sector and coupon structure. Management also continued to improve call protection in order to protect against untimely calls and improve the Portfolio's performance potential.

PORTFOLIO STATISTICS(6)

- Number of Issues:                  59
- Average Maturity:                  21.8 years
- Average Rating:                    AA+
- Average Call:                      11.3 years
- Average Dollar Price:              $110.43

THE FUND

- During the six months ended February 29, 2004, the Fund's Class A and Class B shares had total returns of 7.49% and 7.04%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.86 on February 29, 2004 from $9.39 on August 31, 2003, and the reinvestment of $0.227 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.91 from $10.40, and the reinvestment of $0.216 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2004 of $9.86 per share for Class A and $10.91 for Class B, the distribution rates were 4.62% and 3.89%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.54% and 6.35%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29, 2004 were 3.84% and 3.29%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.27% and 5.37% respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA             66.7%
AA              12.1%
A               11.0%
BBB              4.8%
BB               1.2%
Non-Rated        4.2%

* Private insurance does not decrease the risk of loss of principal associated with an insured investment.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(7)                                                                CLASS A    CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         7.80%      6.97%
Five Years                                                                       5.20       4.39
Ten Years                                                                        5.33       4.68
Life of Fund+                                                                    5.06       5.57

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         2.67%      1.97%
Five Years                                                                       4.18       4.05
Ten Years                                                                        4.82       4.68
Life of Fund+                                                                    4.56       5.57

+ Inception date: Class A: 12/17/93; Class B: 7/26/91

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.74% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) RATING DISTRIBUTION AND PORTFOLIO STATISTICS MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE MUNICIPALS FUNDS as of February 29, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

                                                       ALABAMA FUND        ARKANSAS FUND        GEORGIA FUND       KENTUCKY FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                    $    60,400,081   $        41,867,671   $    52,306,960   $        61,583,004
   Unrealized appreciation                                  5,254,952             2,906,237         4,991,071             6,820,389
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE               $    65,655,033   $        44,773,908   $    57,298,031   $        68,403,393
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                76,647                66,200             4,304                 1,045
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          $    65,731,680   $        44,840,108   $    57,302,335   $        68,404,438
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                      $        14,826   $            68,744   $        29,983   $             4,132
Dividends payable                                              88,300                60,310            81,206                89,866
Payable to affiliate for service fees                          21,548                14,606            18,625                22,367
Accrued expenses                                               27,838                25,288            24,168                27,795
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                     $       152,512   $           168,948   $       153,982   $           144,160
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                            $    65,579,168   $        44,671,160   $    57,148,353   $        68,260,278
-----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                       $    62,001,075   $        42,810,585   $    58,055,707   $        66,305,217
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)              (1,555,074)           (1,011,980)       (5,950,710)           (4,772,717)
Accumulated undistributed (distributions in excess
   of) net investment income                                 (121,785)              (33,682)           52,285               (92,611)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)               5,254,952             2,906,237         4,991,071             6,820,389
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                 $    65,579,168   $        44,671,160   $    57,148,353   $        68,260,278
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                            $     9,695,135   $        10,265,295   $     5,218,311   $         4,723,686
SHARES OUTSTANDING                                            958,844             1,007,695           534,944               494,035
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                           $         10.11   $             10.19   $          9.75   $              9.56
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value
      per share)                                      $         10.61   $             10.70   $         10.24   $             10.04
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                            $    55,884,033   $        34,405,865   $    51,930,042   $        63,536,592
SHARES OUTSTANDING                                          5,028,369             3,143,516         4,982,673             6,158,442
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                           $         11.11   $             10.95   $         10.42   $             10.32
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

                                                      LOUISIANA FUND       MARYLAND FUND       MISSOURI FUND    NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                    $    26,686,893   $        73,726,250   $    53,643,378   $        80,427,296
   Unrealized appreciation                                  2,064,550             2,345,459         5,257,151             7,210,668
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE               $    28,751,443   $        76,071,709   $    58,900,529   $        87,637,964
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                 1,038                 7,811            18,389                   861
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          $    28,752,481   $        76,079,520   $    58,918,918   $        87,638,825
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                      $         6,632   $            33,729   $       110,930   $           115,563
Dividends payable                                              38,782               100,363            85,940               110,433
Payable to affiliate for service fees                           9,536                25,030            19,030                28,576
Accrued expenses                                               10,968                23,353            19,128                31,640
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                     $        65,918   $           182,475   $       235,028   $           286,212
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                            $    28,686,563   $        75,897,045   $    58,683,890   $        87,352,613
-----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                       $    28,914,006   $        74,136,632   $    54,096,066   $        86,963,917
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)              (2,344,141)             (847,327)         (871,268)           (6,772,610)
Accumulated undistributed (distributions in excess
   of) net investment income                                   52,148               262,281           201,941               (49,362)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)               2,064,550             2,345,459         5,257,151             7,210,668
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                 $    28,686,563   $        75,897,045   $    58,683,890   $        87,352,613
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                            $     6,128,758   $         7,301,304   $     8,995,777   $         9,608,142
SHARES OUTSTANDING                                            612,051               745,077           877,204               990,944
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                           $         10.01   $              9.80   $         10.26   $              9.70
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value
      per share)                                      $         10.51   $             10.29   $         10.77   $             10.18
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                            $    22,557,805   $        68,595,741   $    49,688,113   $        77,744,471
SHARES OUTSTANDING                                          2,132,079             6,417,256         4,386,977             7,454,372
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                           $         10.58   $             10.69   $         11.33   $             10.43
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

                                                        OREGON FUND     SOUTH CAROLINA FUND    TENNESSEE FUND      VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                    $    79,889,352   $        50,971,413   $    45,471,902   $       105,252,209
   Unrealized appreciation                                  5,036,137             3,540,380         4,351,715            10,876,633
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE               $    84,925,489   $        54,511,793   $    49,823,617   $       116,128,842
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                62,286                19,101            89,848                57,729
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          $    84,987,775   $        54,530,894   $    49,913,465   $       116,186,571
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                      $       122,110   $             8,848   $        11,153   $           123,784
Dividends payable                                             123,790                83,187            66,286               152,281
Payable to affiliate for service fees                          27,688                17,652            16,193                37,846
Accrued expenses                                               22,652                24,985            15,622                35,314
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                     $       296,240   $           134,672   $       109,254   $           349,225
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                            $    84,691,535   $        54,396,222   $    49,804,211   $       115,837,346
-----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                       $    82,339,262   $        54,073,307   $    46,880,720   $       110,228,772
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)              (2,766,650)           (3,262,115)       (1,464,293)           (5,409,135)
Accumulated undistributed net investment income                82,786                44,650            36,069               141,076
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)               5,036,137             3,540,380         4,351,715            10,876,633
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                 $    84,691,535   $        54,396,222   $    49,804,211   $       115,837,346
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                            $    11,154,939   $        13,107,635   $    10,890,310   $        11,276,287
SHARES OUTSTANDING                                          1,133,020             1,312,594         1,071,396             1,143,505
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                           $          9.85   $              9.99   $         10.16   $              9.86
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value
       per share)                                     $         10.34   $             10.49   $         10.67   $             10.35
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                            $    73,536,596   $        41,288,587   $    38,913,901   $       104,561,059
SHARES OUTSTANDING                                          6,829,612             3,900,945         3,515,969             9,580,821
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                           $         10.77   $             10.58   $         11.07   $             10.91
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

                                                        ALABAMA FUND       ARKANSAS FUND       GEORGIA FUND        KENTUCKY FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                     $     1,766,356   $         1,238,139   $     1,610,283   $         1,868,916
Expenses allocated from Portfolio                            (144,387)              (87,432)         (122,762)             (152,005)
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                  $     1,621,969   $         1,150,707   $     1,487,521   $         1,716,911
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                            $           870   $                87   $           870   $               870
Distribution and service fees
   Class A                                                      9,672                 9,851             4,643                 4,496
   Class B                                                    264,186               162,617           241,296               300,242
Legal and accounting services                                   7,394                 6,805             8,735                 7,392
Printing and postage                                            1,856                   182             2,046                 3,393
Custodian fee                                                   5,876                 4,765             5,115                 6,029
Transfer and dividend disbursing agent fees                    21,158                 9,966            18,724                20,386
Miscellaneous                                                      --                    43               113                    66
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                        $       311,012   $           194,316   $       281,542   $           342,874
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                 $     1,310,957   $           956,391   $     1,205,979   $         1,374,037
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)    $       784,387   $            67,852   $           241   $            71,722
   Financial futures contracts                               (499,907)              (34,072)         (370,644)             (527,546)
   Interest rate swap contracts                                    --              (274,450)               --                    --
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                              $       284,480   $          (240,670)  $      (370,403)  $          (455,824)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                $     2,379,173   $         2,468,792   $     3,567,413   $         2,903,137
   Financial futures contracts                               (111,538)             (296,561)         (357,012)             (146,971)
   Interest rate swap contracts                                    --                70,930                --                    --
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)  $     2,267,635   $         2,243,161   $     3,210,401   $         2,756,166
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                      $     2,552,115   $         2,002,491   $     2,839,998   $         2,300,342
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS            $     3,863,072   $         2,958,882   $     4,045,977   $         3,674,379
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                       LOUISIANA FUND      MARYLAND FUND       MISSOURI FUND    NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                     $       820,662   $         2,151,872   $     1,661,591   $         2,377,936
Expenses allocated from Portfolio                             (57,612)             (177,959)         (127,450)             (202,900)
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                  $       763,050   $         1,973,913   $     1,534,141   $         2,175,036
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                            $            87   $               870   $           870   $               871
Distribution and service fees
   Class A                                                      6,067                 7,841             7,696                 9,361
   Class B                                                    107,067               328,980           234,635               369,882
Legal and accounting services                                   7,437                 7,853             8,627                 7,439
Printing and postage                                              538                 2,796             2,730                 3,814
Custodian fee                                                   3,920                 6,722             5,411                 7,252
Transfer and dividend disbursing agent fees                     6,627                22,742            19,244                27,497
Registration fees                                                  --                 4,000             3,830                    --
Miscellaneous                                                     903                    36             1,449                   165
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                        $       132,646   $           381,840   $       284,492   $           426,281
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                 $       630,404   $         1,592,073   $     1,249,649   $         1,748,755
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)    $        45,018   $           259,718   $        82,927   $         1,621,985
   Financial futures contracts                               (214,734)             (828,434)         (350,804)             (597,003)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                              $      (169,716)  $          (568,716)  $      (267,877)  $         1,024,982
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                $     1,519,195   $         3,441,431   $     2,728,800   $         2,959,412
   Financial futures contracts                               (192,739)             (193,711)         (356,783)             (553,924)
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)  $     1,326,456   $         3,247,720   $     2,372,017   $         2,405,488
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                      $     1,156,740   $         2,679,004   $     2,104,140   $         3,430,470
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS            $     1,787,144   $         4,271,077   $     3,353,789   $         5,179,225
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                        OREGON FUND     SOUTH CAROLINA FUND    TENNESSEE FUND      VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                     $     2,485,331   $         1,593,953   $     1,323,978   $         3,158,329
Expenses allocated from Portfolio                            (198,600)             (115,048)          (99,456)             (273,587)
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                  $     2,286,731   $         1,478,905   $     1,224,522   $         2,884,742
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                            $           870   $               870   $            87   $             1,741
Distribution and service fees
   Class A                                                     10,379                12,246             9,755                10,016
   Class B                                                    344,986               192,742           185,173               493,764
Legal and accounting services                                   9,114                11,015             7,505                 7,939
Printing and postage                                            2,870                    --             1,703                 4,309
Custodian fee                                                   7,093                 4,979             4,925                10,255
Transfer and dividend disbursing agent fees                    23,838                12,257            12,732                31,192
Registration fees                                               2,799                   500             2,100                    --
Miscellaneous                                                   2,024                   182             1,346                   100
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                        $       403,973   $           234,791   $       225,326   $           559,316
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                 $     1,882,758   $         1,244,114   $       999,196   $         2,325,426
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)    $       425,870   $           392,995   $        36,087   $           280,166
   Financial futures contracts                                (23,588)             (251,961)         (312,273)             (835,804)
   Interest rate swap contracts                              (748,500)                   --                --                    --
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                              $      (346,218)  $           141,034   $      (276,186)  $          (555,638)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                $     4,554,097   $         3,031,440   $     2,467,724   $         6,907,986
   Financial futures contracts                               (759,351)             (306,285)         (323,366)             (799,715)
   Interest rate swap contracts                               193,446                    --                --                    --
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)  $     3,988,192   $         2,725,155   $     2,144,358   $         6,108,271
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                      $     3,641,974   $         2,866,189   $     1,868,172   $         5,552,633
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS            $     5,524,732   $         4,110,303   $     2,867,368   $         7,878,059
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

INCREASE (DECREASE) IN NET ASSETS                      ALABAMA FUND        ARKANSAS FUND       GEORGIA FUND        KENTUCKY FUND
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                              $     1,310,957   $           956,391   $     1,205,979   $         1,374,037
   Net realized gain (loss)                                   284,480              (240,670)         (370,403)             (455,824)
   Net change in unrealized appreciation
      (depreciation)                                        2,267,635             2,243,161         3,210,401             2,756,166
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $     3,863,072   $         2,958,882   $     4,045,977   $         3,674,379
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                         $      (224,826)  $          (239,435)  $      (113,183)  $          (104,768)
      Class B                                              (1,089,089)             (705,098)       (1,056,045)           (1,239,471)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   $    (1,313,915)  $          (944,533)  $    (1,169,228)  $        (1,344,239)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                         $       850,135   $         1,001,436   $       837,054   $           442,550
      Class B                                               1,198,423               373,517         1,337,457               898,044
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                 106,970               148,276            43,717                42,137
      Class B                                                 572,547               440,645           577,814               644,113
   Cost of shares redeemed
      Class A                                                (862,669)             (813,517)         (137,642)             (160,203)
      Class B                                              (3,323,743)           (1,949,361)       (2,394,282)           (3,416,617)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                 $    (1,458,337)  $          (799,004)  $       264,118   $        (1,549,976)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            $     1,090,820   $         1,215,345   $     3,140,867   $           780,164
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                $    64,488,348   $        43,455,815   $    54,007,486   $        67,480,114
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                      $    65,579,168   $        44,671,160   $    57,148,353   $        68,260,278
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                      $      (121,785)  $           (33,682)  $        52,285   $           (92,611)
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                      LOUISIANA FUND      MARYLAND FUND       MISSOURI FUND    NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                              $       630,404   $         1,592,073   $     1,249,649   $         1,748,755
   Net realized gain (loss)                                  (169,716)             (568,716)         (267,877)            1,024,982
   Net change in unrealized appreciation
      (depreciation)                                        1,326,456             3,247,720         2,372,017             2,405,488
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $     1,787,144   $         4,271,077   $     3,353,789   $         5,179,225
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                         $      (145,238)  $          (183,148)  $      (199,134)  $          (216,588)
      Class B                                                (455,448)           (1,357,773)       (1,092,801)           (1,511,567)
   From net realized gain
      Class A                                                      --               (35,150)               --                    --
      Class B                                                      --              (276,795)               --                    --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   $      (600,686)  $        (1,852,866)  $    (1,291,935)  $        (1,728,155)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                         $       226,908   $           580,631   $     1,837,062   $           872,448
      Class B                                                 426,220             1,595,508           782,827               646,821
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                  83,527               105,317           130,220               122,037
      Class B                                                 145,174             1,073,180           683,830               837,653
   Cost of shares redeemed
      Class A                                                (459,891)           (1,710,637)         (558,569)           (1,110,884)
      Class B                                              (1,261,327)           (6,680,946)       (3,433,821)           (6,749,772)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                       $      (839,389)  $        (5,036,947)  $      (558,451)  $        (5,381,697)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 $       347,069   $        (2,618,736)  $     1,503,403   $        (1,930,627)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                $    28,339,494   $        78,515,781   $    57,180,487   $        89,283,240
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                      $    28,686,563   $        75,897,045   $    58,683,890   $        87,352,613
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                      $        52,148   $           262,281   $       201,941   $           (49,362)
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                       OREGON FUND     SOUTH CAROLINA FUND   TENNESSEE FUND       VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                              $     1,882,758   $         1,244,114   $       999,196   $         2,325,426
   Net realized gain (loss)                                  (346,218)              141,034          (276,186)             (555,638)
   Net change in unrealized appreciation
      (depreciation)                                        3,988,192             2,725,155         2,144,358             6,108,271
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $     5,524,732   $         4,110,303   $     2,867,368   $         7,878,059
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                         $      (262,945)  $          (316,829)  $      (232,869)  $          (236,663)
      Class B                                              (1,580,009)             (904,100)         (789,156)           (2,072,237)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   $    (1,842,954)  $        (1,220,929)  $    (1,022,025)  $        (2,308,900)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                         $     1,183,356   $         2,452,476   $     2,243,052   $         2,197,976
      Class B                                               1,507,544             1,127,754           661,527             1,572,635
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                 141,353               155,820           142,802               118,356
      Class B                                               1,012,479               513,998           460,536             1,271,827
   Cost of shares redeemed
      Class A                                                (403,032)             (887,223)         (912,766)           (1,009,021)
      Class B                                              (4,844,198)           (3,041,203)       (2,869,437)           (7,099,027)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                 $    (1,402,498)  $           321,622   $      (274,286)  $        (2,947,254)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            $     2,279,280   $         3,210,996   $     1,571,057   $         2,621,905
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                $    82,412,255   $        51,185,226   $    48,233,154   $       113,215,441
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                      $    84,691,535   $        54,396,222   $    49,804,211   $       115,837,346
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                      $        82,786   $            44,650   $        36,069   $           141,076
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS                      ALABAMA FUND        ARKANSAS FUND       GEORGIA FUND        KENTUCKY FUND
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                              $     2,694,981   $         1,895,266   $     2,453,598   $         2,794,319
   Net realized gain (loss)                                   134,429               527,436          (333,636)           (2,678,901)
   Net change in unrealized appreciation
      (depreciation)                                       (1,468,945)           (1,636,116)         (612,968)            1,374,471
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $     1,360,465   $           786,586   $     1,506,994   $         1,489,889
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                         $      (417,696)  $          (413,160)  $      (198,222)  $          (180,714)
      Class B                                              (2,277,117)           (1,484,720)       (2,180,570)           (2,628,757)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   $    (2,694,813)  $        (1,897,880)  $    (2,378,792)  $        (2,809,471)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                         $     2,512,499   $         2,590,733   $     1,753,939   $         1,724,659
      Class B                                               5,215,444             1,650,051         4,422,007             4,440,184
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                 192,025               122,551            66,482                69,064
      Class B                                               1,019,795               814,033           905,625             1,186,406
   Cost of shares redeemed
      Class A                                              (1,145,837)             (382,455)         (937,940)             (552,531)
      Class B                                              (6,181,176)           (3,321,738)       (7,155,620)           (7,483,374)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                 $     1,612,750   $         1,473,175   $      (945,507)  $          (615,592)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 $       278,402   $           361,881   $    (1,817,305)  $        (1,935,174)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                  $    64,209,946   $        43,093,934   $    55,824,791   $        69,415,288
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                        $    64,488,348   $        43,455,815   $    54,007,486   $        67,480,114
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                        $      (118,827)  $           (45,540)  $        15,534   $          (122,409)
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                      LOUISIANA FUND      MARYLAND FUND       MISSOURI FUND    NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                              $     1,294,519   $         3,347,141   $     2,598,861   $         3,774,472
   Net realized gain (loss)                                   234,944               437,591           375,821              (833,850)
   Net change in unrealized appreciation
      (depreciation)                                         (896,513)           (2,115,612)       (1,480,015)           (1,726,154)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $       632,950   $         1,669,120   $     1,494,667   $         1,214,468
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                         $      (285,308)  $          (442,117)  $      (355,941)  $          (461,944)
      Class B                                                (931,391)           (2,872,943)       (2,290,716)           (3,344,556)
   From net realized gain
      Class A                                                      --                (1,906)               --                    --
      Class B                                                      --               (13,334)               --                    --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   $    (1,216,699)  $        (3,330,300)  $    (2,646,657)  $        (3,806,500)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                         $     1,086,583   $         3,428,872   $     2,311,813   $         2,378,386
      Class B                                               1,542,740             5,168,903         3,567,519             4,670,222
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                 164,740               202,544           219,751               260,011
      Class B                                                 270,705             1,381,714         1,156,655             1,570,321
   Cost of shares redeemed
      Class A                                                (977,808)           (6,215,752)       (1,366,847)           (2,057,374)
      Class B                                              (2,441,655)           (9,044,584)       (6,162,631)          (10,481,119)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                       $      (354,695)  $        (5,078,303)  $      (273,740)  $        (3,659,553)
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                            $      (938,444)  $        (6,739,483)  $    (1,425,730)  $        (6,251,585)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                  $    29,277,938   $        85,255,264   $    58,606,217   $        95,534,825
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                        $    28,339,494   $        78,515,781   $    57,180,487   $        89,283,240
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                        $        22,430   $           211,129   $       244,227   $           (69,962)
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                       OREGON FUND     SOUTH CAROLINA FUND    TENNESSEE FUND      VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                              $     3,819,834   $         2,183,737   $     2,014,978   $         4,877,084
   Net realized gain (loss)                                    53,388               444,288           132,379              (166,417)
   Net change in unrealized appreciation
      (depreciation)                                       (2,528,160)           (1,603,577)         (763,780)           (2,469,255)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $     1,345,062   $         1,024,448   $     1,383,577   $         2,241,412
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                         $      (447,680)  $          (450,133)  $      (388,311)  $          (423,343)
      Class B                                              (3,301,340)           (1,722,947)       (1,661,963)           (4,350,127)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   $    (3,749,020)  $        (2,173,080)  $    (2,050,274)  $        (4,773,470)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                         $     3,267,117   $         4,257,563   $     4,647,403   $         2,035,957
      Class B                                               5,947,664             6,526,520         3,702,463             5,944,063
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                 245,328               187,413           230,900               201,910
      Class B                                               1,783,128               711,966           803,049             2,175,773
   Cost of shares redeemed
      Class A                                              (1,109,299)           (2,385,191)       (2,331,404)             (918,702)
      Class B                                              (8,816,208)           (3,806,803)       (5,911,758)          (12,929,005)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                 $     1,317,730   $         5,491,468   $     1,140,653   $        (3,490,004)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 $    (1,086,228)  $         4,342,836   $       473,956   $        (6,022,062)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                  $    83,498,483   $        46,842,390   $    47,759,198   $       119,237,503
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                        $    82,412,255   $        51,185,226   $    48,233,154   $       113,215,441
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                        $        42,982   $            21,465   $        58,898   $           124,550
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                ALABAMA FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)             2003    2002(1)(2)      2001(1)   2000(1)   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.720     $  9.920  $    9.960     $  9.410  $  9.430  $ 10.040
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.230     $  0.475  $    0.471     $  0.479  $  0.481  $  0.481
Net realized and unrealized gain (loss)                           0.390       (0.206)     (0.042)       0.548    (0.015)   (0.599)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.620     $  0.269  $    0.429     $  1.027  $  0.466  $ (0.118)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.230)    $ (0.469) $   (0.469)    $ (0.477) $ (0.486) $ (0.492)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.230)    $ (0.469) $   (0.469)    $ (0.477) $ (0.486) $ (0.492)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.110     $  9.720  $    9.920     $  9.960  $  9.410  $  9.430
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.43%        2.74%       4.49%       11.22%     5.22%    (1.29)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $           9,695     $  9,226  $    7,846     $  6,256  $  6,198  $  6,198
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     0.76%(5)     0.76%       0.82%        0.83%     0.81%     0.77%
   Expenses after custodian fee reduction(4)                       0.76%(5)     0.74%       0.81%        0.81%     0.80%     0.76%
   Net investment income                                           4.65%(5)     4.78%       4.83%        4.95%     5.26%     4.87%
Portfolio Turnover of the Portfolio                                  14%          10%         25%          14%        8%       23%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                ALABAMA FUND -- CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)             2003    2002(1)(2)      2001(1)   2000(1)   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $          10.690     $ 10.910  $   10.960     $ 10.350  $ 10.370  $ 11.040
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.212     $  0.439  $    0.440     $  0.444  $  0.449  $  0.447
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                           0.421       (0.219)     (0.050)       0.611    (0.017)   (0.657)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.633     $  0.220  $    0.390     $  1.055  $  0.432  $ (0.210)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.213)    $ (0.440) $   (0.440)    $ (0.445) $ (0.452) $ (0.460)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.213)    $ (0.440) $   (0.440)    $ (0.445) $ (0.452) $ (0.460)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          11.110     $ 10.690  $   10.910     $ 10.960  $ 10.350  $ 10.370
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.02%        2.02%       3.70%       10.45%     4.38%    (2.02)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          55,884     $ 55,263  $   56,363     $ 57,782  $ 59,904  $ 75,475
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     1.51%(5)     1.51%       1.57%        1.58%     1.62%     1.54%
   Expenses after custodian fee reduction(4)                       1.51%(5)     1.49%       1.56%        1.56%     1.61%     1.53%
   Net investment income                                           3.90%(5)     4.04%       4.09%        4.20%     4.48%     4.11%
Portfolio Turnover of the Portfolio                                  14%          10%         25%          14%        8%       23%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                ARKANSAS FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)             2003    2002(1)(2)       2001     2000(1)   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.730     $  9.980  $    9.960     $  9.520  $  9.510  $ 10.070
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.245     $  0.490  $    0.486     $  0.495  $  0.489  $  0.497
Net realized and unrealized gain (loss)                           0.457       (0.251)      0.023        0.439     0.020    (0.555)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.702     $  0.239  $    0.509     $  0.934  $  0.509  $ (0.058)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.242)    $ (0.489) $   (0.489)    $ (0.494) $ (0.499) $ (0.502)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.242)    $ (0.489) $   (0.489)    $ (0.494) $ (0.499) $ (0.502)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.190     $  9.730  $    9.980     $  9.960  $  9.520  $  9.510
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    7.28%        2.42%       5.31%       10.08%     5.62%    (0.67)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          10,265     $  9,480  $    7,383     $  5,162  $  4,757  $  4,167
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     0.70%(5)     0.73%       0.81%        0.77%     0.84%     0.71%
   Expenses after custodian fee reduction(4)                       0.70%(5)     0.71%       0.80%        0.75%     0.83%     0.69%
   Net investment income                                           4.92%(5)     4.90%       4.95%        5.11%     5.25%     4.94%
Portfolio Turnover of the Portfolio                                   7%          25%         23%           9%       14%       24%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                ARKANSAS FUND -- CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)             2003    2002(1)(2)       2001     2000(1)   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $          10.460     $ 10.720  $   10.690     $ 10.210  $ 10.190  $ 10.800
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.222     $  0.444  $    0.447     $  0.453  $  0.454  $  0.443
Net realized and unrealized gain (loss)                           0.488       (0.259)      0.028        0.472     0.011    (0.605)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.710     $  0.185  $    0.475     $  0.925  $  0.465  $ (0.162)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.220)    $ (0.445) $   (0.445)    $ (0.445) $ (0.445) $ (0.448)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.220)    $ (0.445) $   (0.445)    $ (0.445) $ (0.445) $ (0.448)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.950     $ 10.460  $   10.720     $ 10.690  $ 10.210  $ 10.190
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.89%        1.72%       4.60%        9.27%     4.75%    (1.60)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          34,406     $ 33,975  $   35,711     $ 37,059  $ 37,340  $ 46,077
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     1.45%(5)     1.48%       1.56%        1.52%     1.58%     1.56%
   Expenses after custodian fee reduction(4)                       1.45%(5)     1.46%       1.55%        1.50%     1.57%     1.54%
   Net investment income                                           4.17%(5)     4.17%       4.24%        4.36%     4.56%     4.17%
Portfolio Turnover of the Portfolio                                   7%          25%         23%           9%       14%       24%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                GEORGIA FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)(1)         2003(1)  2002(1)(2)      2001(1)    2000     1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.260     $  9.410  $    9.480     $  9.020  $  8.990  $  9.730
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.238     $  0.478  $    0.485     $  0.470  $  0.479  $  0.476
Net realized and unrealized gain (loss)                           0.484       (0.162)     (0.089)       0.463     0.031    (0.730)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.722     $  0.316  $    0.396     $  0.933  $  0.510  $ (0.254)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.232)    $ (0.466) $   (0.466)    $ (0.473) $ (0.480) $ (0.486)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.232)    $ (0.466) $   (0.466)    $ (0.473) $ (0.480) $ (0.486)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $           9.750     $  9.260  $    9.410     $  9.480  $  9.020  $  8.990
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    7.87%        3.39%       4.38%       10.65%     6.00%    (2.78)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $           5,218     $  4,234  $    3,425     $  8,441  $  7,614  $  2,554
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     0.77%(5)     0.77%       0.85%        0.80%     0.79%     0.80%
   Expenses after custodian fee reduction(4)                       0.77%(5)     0.75%       0.84%        0.77%     0.77%     0.76%
   Net investment income                                           5.02%(5)     5.07%       5.24%        5.12%     5.29%     4.97%
Portfolio Turnover of the Portfolio                                   2%          16%         18%           8%       13%       38%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                GEORGIA FUND -- CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)(1)         2003(1)  2002(1)(2)      2001(1)    2000     1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.900     $ 10.050  $   10.120     $  9.630  $  9.600  $ 10.380
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.217     $  0.437  $    0.439     $  0.429  $  0.426  $  0.433
Net realized and unrealized gain (loss)                           0.514       (0.164)     (0.086)       0.493     0.039    (0.771)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.731     $  0.273  $    0.353     $  0.922  $  0.465  $ (0.338)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.211)    $ (0.423) $   (0.423)    $ (0.432) $ (0.435) $ (0.442)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.211)    $ (0.423) $   (0.423)    $ (0.432) $ (0.435) $ (0.442)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.420     $  9.900  $   10.050     $ 10.120  $  9.630  $  9.600
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    7.49%        2.72%       3.64%        9.82%     5.09%    (3.44)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          51,930     $ 49,773  $   52,400     $ 55,051  $ 55,245  $ 68,432
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     1.52%(5)     1.52%       1.60%        1.56%     1.58%     1.55%
   Expenses after custodian fee reduction(4)                       1.52%(5)     1.50%       1.59%        1.53%     1.56%     1.51%
   Net investment income                                           4.29%(5)     4.34%       4.43%        4.38%     4.64%     4.24%
Portfolio Turnover of the Portfolio                                   2%          16%         18%           8%       13%       38%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                KENTUCKY FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)(1)         2003(1)  2002(1)(2)      2001(1)    2000     1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.240     $  9.420  $    9.500     $  9.160  $  9.410  $  9.910
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.223     $  0.446  $    0.463     $  0.446  $  0.498  $  0.493
Net realized and unrealized gain (loss)                           0.317       (0.174)     (0.091)       0.378    (0.246)   (0.491)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                          $           0.540     $  0.272  $    0.372     $  0.824  $  0.252  $  0.002
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.220)    $ (0.452) $   (0.452)    $ (0.484) $ (0.502) $ (0.502)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.220)    $ (0.452) $   (0.452)    $ (0.484) $ (0.502) $ (0.502)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $           9.560     $  9.240  $    9.420     $  9.500  $  9.160  $  9.410
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    5.88%        2.90%       4.09%        9.26%     2.87%    (0.05)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $           4,724     $  4,248  $    3,103     $  7,645  $  5,858  $  1,387
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     0.76%(5)     0.77%       0.80%        0.85%     0.82%     0.83%
   Expenses after custodian fee reduction(4)                       0.76%(5)     0.75%       0.79%        0.81%     0.80%     0.81%
   Net investment income                                           4.75%(5)     4.73%       4.97%        4.79%     5.40%     5.03%
Portfolio Turnover of the Portfolio                                   2%          10%          5%          15%       11%       11%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                KENTUCKY FUND -- CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)(1)         2003(1)  2002(1)(2)      2001(1)    2000     1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.970     $ 10.160  $   10.250     $  9.870  $ 10.120  $ 10.660
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.204     $  0.408  $    0.418     $  0.406  $  0.451  $  0.453
Net realized and unrealized gain (loss)                           0.345       (0.188)     (0.098)       0.416    (0.241)   (0.533)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.549     $  0.220  $    0.320     $  0.822  $  0.210  $ (0.080)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.199)    $ (0.410) $   (0.410)    $ (0.442) $ (0.460) $ (0.460)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.199)    $ (0.410) $   (0.410)    $ (0.442) $ (0.460) $ (0.460)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.320     $  9.970  $   10.160     $ 10.250  $  9.870  $ 10.120
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    5.60%        2.15%       3.26%        8.56%     2.21%    (0.84)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          63,537     $ 63,232  $   66,312     $ 72,000  $ 75,590  $ 96,005
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     1.51%(5)     1.52%       1.55%        1.59%     1.62%     1.56%
   Expenses after custodian fee reduction(4)                       1.51%(5)     1.50%       1.54%        1.55%     1.60%     1.54%
   Net investment income                                           4.01%(5)     4.01%       4.17%        4.08%     4.67%     4.30%
Portfolio Turnover of the Portfolio                                   2%          10%          5%          15%       11%       11%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                               LOUISIANA FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)             2003    2002(1)(2)      2001(1)   2000(1)    1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.610     $  9.790  $    9.810     $  9.240  $  9.240  $  9.990
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.245     $  0.490  $    0.486     $  0.463  $  0.472  $  0.486
Net realized and unrealized gain (loss)                           0.389       (0.208)     (0.047)       0.573     0.001    (0.735)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.634     $  0.282  $    0.439     $  1.036  $  0.473  $ (0.249)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.234)    $ (0.462) $   (0.459)    $ (0.466) $ (0.473) $ (0.501)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.234)    $ (0.462) $   (0.459)    $ (0.466) $ (0.473) $ (0.501)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.010     $  9.610  $    9.790     $  9.810  $  9.240  $  9.240
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.66%        2.89%       4.66%       11.51%     5.43%    (2.73)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $           6,129     $  6,027  $    5,885     $  5,555  $  4,566  $  4,102
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     0.74%(5)     0.74%       0.80%        0.83%     0.73%     0.63%
   Expenses after custodian fee reduction(4)                       0.74%(5)     0.72%       0.78%        0.80%     0.69%     0.60%
   Net investment income                                           5.00%(5)     5.00%       5.05%        4.88%     5.28%     4.93%
Portfolio Turnover of the Portfolio                                   3%          21%         25%          14%       14%       20%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                               LOUISIANA FUND -- CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)             2003    2002(1)(2)      2001(1)   2000(1)    1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $          10.150     $ 10.350  $   10.380     $  9.770  $  9.760  $ 10.570
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.220     $  0.441  $    0.438     $  0.414  $  0.424  $  0.429
Net realized and unrealized gain (loss)                           0.419       (0.227)     (0.056)       0.615     0.008    (0.790)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.639     $  0.214  $    0.382     $  1.029  $  0.432  $ (0.361)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.209)    $ (0.414) $   (0.412)    $ (0.419) $ (0.422) $ (0.449)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.209)    $ (0.414) $   (0.412)    $ (0.419) $ (0.422) $ (0.449)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.580     $ 10.150  $   10.350     $ 10.380  $  9.770  $  9.760
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.39%        2.05%       3.82%       10.78%     4.66%    (3.63)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          22,558     $ 22,312  $   23,393     $ 23,584  $ 23,779  $ 28,542
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     1.49%(5)     1.49%       1.55%        1.59%     1.55%     1.47%
   Expenses after custodian fee reduction(4)                       1.49%(5)     1.47%       1.53%        1.56%     1.51%     1.44%
   Net investment income                                           4.25%(5)     4.25%       4.30%        4.14%     4.49%     4.08%
Portfolio Turnover of the Portfolio                                   3%          21%         25%          14%       14%       20%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                               MARYLAND FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)(1)         2003(1)  2002(1)(2)       2001     2000(1)   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.500     $  9.700  $    9.700     $  9.160  $  9.230  $ 10.050
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.231     $  0.454  $    0.452     $  0.462  $  0.445  $  0.451
Net realized and unrealized gain (loss)                           0.335       (0.203)     (0.003)(3)    0.511    (0.065)   (0.785)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.566     $  0.251  $    0.449     $  0.973  $  0.380  $ (0.334)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.224)    $ (0.449) $   (0.449)    $ (0.433) $ (0.450) $ (0.486)
From net realized gain                                           (0.042)      (0.002)         --           --        --        --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.266)    $ (0.451) $   (0.449)    $ (0.433) $ (0.450) $ (0.486)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $           9.800     $  9.500  $    9.700     $  9.700  $  9.160  $  9.230
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                    6.02%        2.58%       4.80%       10.88%     4.35%    (3.47)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $           7,301     $  8,085  $   10,820     $  6,331  $  3,200  $  3,574
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                     0.78%(6)     0.78%       0.85%        0.83%     0.73%     0.81%
   Expenses after custodian fee reduction(5)                       0.78%(6)     0.76%       0.83%        0.78%     0.71%     0.78%
   Net investment income                                           4.81%(6)     4.67%       4.73%        4.99%     4.98%     4.65%
Portfolio Turnover of the Portfolio                                   6%          28%         25%          18%        9%       31%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(6)  Annualized.

                        See notes to financial statements

                                                                               MARYLAND FUND -- CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)(1)         2003(1)  2002(1)(2)       2001     2000(1)   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $          10.360     $ 10.580  $   10.580     $ 10.000  $ 10.080  $ 10.980
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.212     $  0.416  $    0.419     $  0.431  $  0.401  $  0.425
Net realized and unrealized gain (loss)                           0.365       (0.222)     (0.007)(3)    0.546    (0.067)   (0.874)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.577     $  0.194  $    0.412     $  0.977  $  0.334  $ (0.449)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.205)    $ (0.412) $   (0.412)    $ (0.397) $ (0.414) $ (0.451)
From net realized gain                                           (0.042)      (0.002)         --           --        --        --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.247)    $ (0.414) $   (0.412)    $ (0.397) $ (0.414) $ (0.451)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.690     $ 10.360  $   10.580     $ 10.580  $ 10.000  $ 10.080
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                    5.67%        1.80%       4.02%        9.98%     3.50%    (4.25)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          68,596     $ 70,431  $   74,435     $ 75,790  $ 78,272  $ 91,321
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                     1.53%(6)     1.53%       1.60%        1.57%     1.60%     1.58%
   Expenses after custodian fee reduction(5)                       1.53%(6)     1.51%       1.58%        1.52%     1.58%     1.55%
   Net investment income                                           4.05%(6)     3.92%       4.02%        4.21%     4.11%     3.98%
Portfolio Turnover of the Portfolio                                   6%          28%         25%          18%        9%       31%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(6)  Annualized.

                        See notes to financial statements

                                                                               MISSOURI FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)(1)         2003(1)  2002(1)(2)       2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.890     $ 10.090  $   10.130     $  9.550  $  9.630  $ 10.270
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.250     $  0.510  $    0.520     $  0.520  $  0.520  $  0.495
Net realized and unrealized gain (loss)                           0.380       (0.192)     (0.043)       0.561    (0.103)   (0.638)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.630     $  0.318  $    0.477     $  1.081  $  0.417  $ (0.143)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.260)    $ (0.518) $   (0.517)    $ (0.501) $ (0.497) $ (0.497)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.260)    $ (0.518) $   (0.517)    $ (0.501) $ (0.497) $ (0.497)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.260     $  9.890  $   10.090     $ 10.130  $  9.550  $  9.630
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.43%        3.18%       4.92%       11.65%     4.60%    (1.52)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $           8,996     $  7,311  $    6,301     $  4,378  $  4,132  $  4,692
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     0.79%(5)     0.79%       0.80%        0.82%     0.81%     0.72%
   Expenses after custodian fee reduction(4)                       0.79%(5)     0.77%       0.79%        0.80%     0.80%     0.70%
   Net investment income                                           4.99%(5)     5.06%       5.24%        5.34%     5.54%     5.10%
Portfolio Turnover of the Portfolio                                   4%          20%          8%           8%        8%       21%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                               MISSOURI FUND -- CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)(1)         2003(1)  2002(1)(2)       2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $          10.930     $ 11.140  $   11.190     $ 10.550  $ 10.650  $ 11.380
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.237     $  0.482  $    0.494     $  0.493  $  0.486  $  0.471
Net realized and unrealized gain (loss)                           0.408       (0.201)     (0.053)       0.622    (0.121)   (0.736)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.645     $  0.281  $    0.441     $  1.115  $  0.365  $ (0.265)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.245)    $ (0.491) $   (0.491)    $ (0.475) $ (0.465) $ (0.465)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.245)    $ (0.491) $   (0.491)    $ (0.475) $ (0.465) $ (0.465)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          11.330     $ 10.930  $   11.140     $ 11.190  $ 10.550  $ 10.650
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.01%        2.52%       4.09%       10.84%     3.62%    (2.46)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          49,688     $ 49,870  $   52,305     $ 53,027  $ 54,531  $ 63,470
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     1.54%(5)     1.54%       1.55%        1.57%     1.62%     1.56%
   Expenses after custodian fee reduction(4)                       1.54%(5)     1.52%       1.54%        1.55%     1.61%     1.54%
   Net investment income                                           4.28%(5)     4.32%       4.50%        4.54%     4.69%     4.19%
Portfolio Turnover of the Portfolio                                   4%          20%          8%           8%        8%       21%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                            NORTH CAROLINA FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)           2003(1)   2002(1)(2)      2001(1)   2000(1)   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.320     $  9.600  $    9.670     $  9.260  $  9.260  $  9.880
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.221     $  0.447  $    0.467     $  0.477  $  0.481  $  0.483
Net realized and unrealized gain (loss)                           0.378       (0.275)     (0.085)       0.403     0.003    (0.616)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.599     $  0.172  $    0.382     $  0.880  $  0.484  $ (0.133)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.219)    $ (0.452) $   (0.452)    $ (0.470) $ (0.484) $ (0.487)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.219)    $ (0.452) $   (0.452)    $ (0.470) $ (0.484) $ (0.487)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $           9.700     $  9.320  $    9.600     $  9.670  $  9.260  $  9.260
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.49%        1.80%       4.12%        9.77%     5.51%    (1.46)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $           9,608     $  9,351  $    9,036     $  7,917  $ 12,696  $ 12,697
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     0.77%(5)     0.79%       0.83%        0.84%     0.85%     0.79%
   Expenses after custodian fee reduction(4)                       0.77%(5)     0.77%       0.83%        0.81%     0.82%     0.78%
   Net investment income                                           4.68%(5)     4.69%       4.93%        5.09%     5.34%     4.97%
Portfolio Turnover of the Portfolio                                  16%          21%         21%          28%       17%        3%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                            NORTH CAROLINA FUND -- CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)           2003(1)   2002(1)(2)      2001(1)   2000(1)   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $          10.030     $ 10.310  $   10.390     $  9.970  $  9.960  $ 10.630
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.199     $  0.405  $    0.427     $  0.431  $  0.449  $  0.438
Net realized and unrealized gain (loss)                           0.398       (0.277)     (0.099)       0.423     0.006    (0.662)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.597     $  0.128  $    0.328     $  0.854  $  0.455  $ (0.224)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.197)    $ (0.408) $   (0.408)    $ (0.434) $ (0.445) $ (0.446)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.197)    $ (0.408) $   (0.408)    $ (0.434) $ (0.445) $ (0.446)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.430     $ 10.030  $   10.310     $ 10.390  $  9.970  $  9.960
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.06%        1.23%       3.29%        8.78%     4.79%    (2.24)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          77,744     $ 79,932  $   86,449     $ 92,747  $ 97,244  $116,110
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     1.52%(5)     1.54%       1.58%        1.59%     1.57%     1.58%
   Expenses after custodian fee reduction(4)                       1.52%(5)     1.52%       1.58%        1.56%     1.54%     1.57%
   Net investment income                                           3.93%(5)     3.96%       4.20%        4.26%     4.63%     4.19%
Portfolio Turnover of the Portfolio                                  16%          21%         21%          28%       17%        3%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                 OREGON FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)           2003(1)   2002(1)(2)       2001     2000(1)   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.420     $  9.690  $    9.720     $  9.370  $  9.380  $  9.870
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.249     $  0.496  $    0.489     $  0.484  $  0.490  $  0.489
Net realized and unrealized gain (loss)                           0.425       (0.278)     (0.031)       0.354    (0.012)   (0.491)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.674     $  0.218  $    0.458     $  0.838  $  0.478  $ (0.002)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.244)    $ (0.488) $   (0.488)    $ (0.488) $ (0.488) $ (0.488)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.244)    $ (0.488) $   (0.488)    $ (0.488) $ (0.488) $ (0.488)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $           9.850     $  9.420  $    9.690     $  9.720  $  9.370  $  9.380
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    7.22%        2.30%       4.90%        9.20%     5.39%    (0.11)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          11,155     $  9,778  $    7,638     $  5,367  $  3,459  $  2,658
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     0.79%(5)     0.80%       0.81%        0.83%     0.75%     0.71%
   Expenses after custodian fee reduction(4)                       0.79%(5)     0.78%       0.80%        0.82%     0.74%     0.70%
   Net investment income                                           5.18%(5)     5.19%       5.11%        5.09%     5.38%     5.02%
Portfolio Turnover of the Portfolio                                   2%          16%         21%          13%       25%       35%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                 OREGON FUND -- CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)           2003(1)   2002(1)(2)       2001     2000(1)   1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $          10.300     $ 10.600  $   10.630     $ 10.250  $ 10.260  $ 10.800
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.234     $  0.466  $    0.459     $  0.452  $  0.452  $  0.449
Net realized and unrealized gain (loss)                           0.465       (0.309)     (0.035)       0.380    (0.010)   (0.537)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.699     $  0.157  $    0.424     $  0.832  $  0.442  $ (0.088)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.229)    $ (0.457) $   (0.454)    $ (0.452) $ (0.452) $ (0.452)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.229)    $ (0.457) $   (0.454)    $ (0.452) $ (0.452) $ (0.452)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.770     $ 10.300  $   10.600     $ 10.630  $ 10.250  $ 10.260
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.89%        1.49%       4.13%        8.32%     4.52%    (0.92)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          73,537     $ 72,634  $   75,861     $ 78,458  $ 79,756  $ 91,295
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     1.54%(5)     1.55%       1.56%        1.58%     1.60%     1.57%
   Expenses after custodian fee reduction(4)                       1.54%(5)     1.53%       1.55%        1.57%     1.59%     1.56%
   Net investment income                                           4.44%(5)     4.45%       4.39%        4.37%     4.56%     4.19%
Portfolio Turnover of the Portfolio                                   2%          16%         21%          13%       25%       35%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                             SOUTH CAROLINA FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)(1)          2003    2002(1)(2)      2001(1)    2000      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.450     $  9.660  $    9.710     $  9.200  $  9.320  $ 10.090
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.255     $  0.488  $    0.483     $  0.483  $  0.502  $  0.490
Net realized and unrealized gain (loss)                           0.536       (0.213)     (0.052)       0.520    (0.123)   (0.767)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.791     $  0.275  $    0.431     $  1.003  $  0.379  $ (0.277)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.251)    $ (0.485) $   (0.481)    $ (0.493) $ (0.499) $ (0.493)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.251)    $ (0.485) $   (0.481)    $ (0.493) $ (0.499) $ (0.493)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $           9.990     $  9.450  $    9.660     $  9.710  $  9.200  $  9.320
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    8.45%        2.88%       4.61%       11.24%     4.30%    (2.91)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          13,108     $ 10,727  $    8,907     $  4,236  $  1,553  $  1,757
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     0.75%(5)     0.73%       0.80%        0.75%     0.70%     0.78%
   Expenses after custodian fee reduction(4)                       0.75%(5)     0.71%       0.78%        0.70%     0.68%     0.75%
   Net investment income                                           5.27%(5)     5.06%       5.05%        5.14%     5.54%     4.98%
Portfolio Turnover of the Portfolio                                  33%          37%         15%          21%       12%       26%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                             SOUTH CAROLINA FUND -- CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)(1)          2003    2002(1)(2)      2001(1)    2000      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $          10.020     $ 10.250  $   10.300     $  9.760  $  9.900  $ 10.720
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.233     $  0.441  $    0.441     $  0.445  $  0.446  $  0.448
Net realized and unrealized gain (loss)                           0.556       (0.231)     (0.057)       0.542    (0.134)   (0.820)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.789     $  0.210  $    0.384     $  0.987  $  0.312  $ (0.372)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.229)    $ (0.440) $   (0.434)    $ (0.447) $ (0.452) $ (0.448)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.229)    $ (0.440) $   (0.434)    $ (0.447) $ (0.452) $ (0.448)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.580     $ 10.020  $   10.250     $ 10.300  $  9.760  $  9.900
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    7.98%        2.06%       3.87%       10.39%     3.32%    (3.63)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          41,289     $ 40,459  $   37,935     $ 35,378  $ 33,452  $ 42,600
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     1.50%(5)     1.48%       1.56%        1.49%     1.59%     1.51%
   Expenses after custodian fee reduction(4)                       1.50%(5)     1.46%       1.54%        1.44%     1.57%     1.48%
   Net investment income                                           4.54%(5)     4.33%       4.35%        4.84%     4.65%     4.26%
Portfolio Turnover of the Portfolio                                  33%          37%         15%          21%       12%       26%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                               TENNESSEE FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)             2003    2002(1)(2)       2001     2000(1)    1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.790     $  9.910  $    9.920     $  9.480  $  9.460  $  9.980
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.234     $  0.469  $    0.479     $  0.484  $  0.482  $  0.489
Net realized and unrealized gain (loss)                           0.374       (0.111)     (0.011)       0.434     0.020    (0.519)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.608     $  0.358  $    0.468     $  0.918  $  0.502  $ (0.030)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.238)    $ (0.478) $   (0.478)    $ (0.478) $ (0.482) $ (0.490)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.238)    $ (0.478) $   (0.478)    $ (0.478) $ (0.482) $ (0.490)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.160     $  9.790  $    9.910     $  9.920  $  9.480  $  9.460
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.27%        3.65%       4.91%        9.94%     5.57%    (0.39)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          10,890     $  9,051  $    6,672     $  4,654  $  3,557  $  2,870
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     0.73%(5)     0.74%       0.76%        0.76%     0.83%     0.70%
   Expenses after custodian fee reduction(4)                       0.73%(5)     0.71%       0.74%        0.72%     0.81%     0.69%
   Net investment income                                           4.69%(5)     4.72%       4.91%        5.03%     5.23%     4.96%
Portfolio Turnover of the Portfolio                                   7%          17%         19%          11%        9%       13%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                               TENNESSEE FUND -- CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)             2003    2002(1)(2)       2001     2000(1)    1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $          10.660     $ 10.800  $   10.800     $ 10.320  $ 10.280  $ 10.840
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.215     $  0.433  $    0.444     $  0.451  $  0.452  $  0.446
Net realized and unrealized gain (loss)                           0.414       (0.133)     (0.004)       0.466     0.023    (0.564)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.629     $  0.300  $    0.440     $  0.917  $  0.475  $ (0.118)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.219)    $ (0.440) $   (0.440)    $ (0.437) $ (0.435) $ (0.442)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.219)    $ (0.440) $   (0.440)    $ (0.437) $ (0.435) $ (0.442)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          11.070     $ 10.660  $   10.800     $ 10.800  $ 10.320  $ 10.280
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    6.00%        2.79%       4.22%        9.09%     4.82%    (1.19)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          38,914     $ 39,182  $   41,087     $ 42,550  $ 41,372  $ 46,389
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     1.48%(5)     1.49%       1.51%        1.51%     1.57%     1.51%
   Expenses after custodian fee reduction(4)                       1.48%(5)     1.46%       1.49%        1.47%     1.55%     1.50%
   Net investment income                                           3.95%(5)     3.99%       4.19%        4.30%     4.50%     4.15%
Portfolio Turnover of the Portfolio                                   7%          17%         19%          11%        9%       13%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                VIRGINIA FUND -- CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     -----------------------------------------------------
                                                      (UNAUDITED)            2003(1)  2002(1)(2)      2001(1)   2000(1)    1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $           9.390     $  9.600  $    9.700     $  9.220  $  9.300  $  9.870
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.227     $  0.463  $    0.475     $  0.464  $  0.481  $  0.503
Net realized and unrealized gain (loss)                           0.470       (0.217)     (0.119)       0.492    (0.072)   (0.582)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.697     $  0.246  $    0.356     $  0.956  $  0.409  $ (0.079)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.227)    $ (0.456) $   (0.456)    $ (0.476) $ (0.489) $ (0.491)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.227)    $ (0.456) $   (0.456)    $ (0.476) $ (0.489) $ (0.491)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $           9.860     $  9.390  $    9.600     $  9.700  $  9.220  $  9.300
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    7.49%        2.58%       3.82%       10.66%     4.66%    (0.90)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $          11,276     $  9,477  $    8,357     $  7,164  $  3,632  $  3,528
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     0.78%(5)     0.81%       0.82%        0.84%     0.81%     0.73%
   Expenses after custodian fee reduction(4)                       0.78%(5)     0.80%       0.82%        0.82%     0.80%     0.71%
   Net investment income                                           4.75%(5)     4.83%       4.99%        4.89%     5.34%     5.00%
Portfolio Turnover of the Portfolio                                  10%          20%         33%          39%       23%       17%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                VIRGINIA FUND -- CLASS B
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004     ------------------------------------------------------
                                                      (UNAUDITED)            2003(1)   2002(1)(2)   2001(1)    2000(1)     1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $          10.400     $  10.630  $   10.730  $  10.200  $  10.290  $  10.930
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                 $           0.213     $   0.434  $    0.448  $   0.435  $   0.456  $   0.450
Net realized and unrealized gain (loss)                           0.508        (0.240)     (0.124)     0.545     (0.083)    (0.629)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                   $           0.721     $   0.194  $    0.324  $   0.980  $   0.373  $  (0.179)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                            $          (0.211)    $  (0.424) $   (0.424) $  (0.450) $  (0.463) $  (0.461)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   $          (0.211)    $  (0.424) $   (0.424) $  (0.450) $  (0.463) $  (0.461)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                      $          10.910     $  10.400  $   10.630  $  10.730  $  10.200  $  10.290
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    7.04%         1.81%       3.14%      9.86%      3.80%     (1.75)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)             $         104,561     $ 103,739  $  110,881  $ 114,367  $ 111,662  $ 133,522
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                     1.53%(5)      1.56%       1.57%      1.60%      1.60%      1.58%
   Expenses after custodian fee reduction(4)                       1.53%(5)      1.55%       1.57%      1.58%      1.59%      1.56%
   Net investment income                                           4.02%(5)      4.09%       4.25%      4.19%      4.57%      4.19%
Portfolio Turnover of the Portfolio                                  10%           20%         33%        39%        23%        17%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

                        See notes to financial statements

EATON VANCE MUNICIPALS FUNDS as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), (collectively, the Funds). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see
   Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Alabama Fund invests its assets in the Alabama Municipals Portfolio, the Arkansas Fund invests its assets in the Arkansas Municipals Portfolio, the Georgia Fund invests its assets in the Georgia Municipals Portfolio, the Kentucky Fund invests its assets in the Kentucky Municipals Portfolio, the Louisiana Fund invests its assets in the Louisiana Municipals Portfolio, the Maryland Fund invests its assets in the Maryland Municipals Portfolio, the Missouri Fund invests its assets in the Missouri Municipals Portfolio, the North Carolina Fund invests its assets in the North Carolina Municipals Portfolio, the Oregon Fund invests its assets in the Oregon Municipals Portfolio, the South Carolina Fund invests its assets in the South Carolina Municipals Portfolio, the Tennessee Fund invests its assets in the Tennessee Municipals Portfolio and the Virginia Fund invests its assets in the Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at February 29, 2004 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A   INVESTMENT VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B   INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C   FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2003, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                       AMOUNT     EXPIRES
   -----------------------------------------------------
   Alabama                  $  405,357   August 31, 2011
                               136,447   August 31, 2010
                               272,583   August 31, 2008
                                94,556   August 31, 2005
                               988,165   August 31, 2004

   Arkansas                    336,826   August 31, 2009
                               251,575   August 31, 2005
                               186,510   August 31, 2004

   Georgia                     295,816   August 31, 2011
                               223,748   August 31, 2009
                                41,652   August 31, 2008
                             5,072,486   August 31, 2004

   Kentucky                    134,770   August 31, 2010
                               233,391   August 31, 2005
                             1,094,148   August 31, 2004

   Louisiana                   183,393   August 31, 2010
                               159,254   August 31, 2009
                               527,106   August 31, 2008
                               250,387   August 31, 2005
                             1,271,552   August 31, 2004

   Missouri                    475,094   August 31, 2010
                               113,141   August 31, 2005
                                14,016   August 31, 2004

   North Carolina               73,745   August 31, 2005
                             6,919,660   August 31, 2004

   Oregon                       87,267   August 31, 2009
                               147,651   August 31, 2008
                               924,680   August 31, 2005
                             1,336,365   August 31, 2004

   South Carolina              347,930   August 31, 2010
                               155,263   August 31, 2008
                                25,336   August 31, 2007
                               183,416   August 31, 2005
                             2,712,740   August 31, 2004

   Tennessee                   246,996   August 31, 2005
                               928,970   August 31, 2004

   Virginia                    730,517   August 31, 2010
                               168,858   August 31, 2009
                             3,521,424   August 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at August 31, 2003, Kentucky Fund, North Carolina Fund and Virginia Fund had net capital losses of $2,797,374, $836,551, and $424,073 respectively, attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of each Fund's taxable year ending August 31, 2004.

   D   EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the Statements of Operations.

   E   USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F   EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G   INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H   OTHER -- Investment transactions are accounted for on a trade-date basis.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                               ALABAMA FUND
                                                  -------------------------------------
                                                  SIX MONTHS ENDED
                                                  FEBRUARY 29, 2004     YEAR ENDED
   CLASS A                                        (UNAUDITED)           AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    85,549              253,872
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         10,721               19,464
   Redemptions                                             (86,139)            (115,690)
   ------------------------------------------------------------------------------------
   NET INCREASE                                             10,131              157,646
   ------------------------------------------------------------------------------------

                                                               ALABAMA FUND
                                                 --------------------------------------
                                                  SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                   109,832              478,349
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         52,280               93,673
   Redemptions                                            (303,704)            (569,034)
   ------------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                (141,592)               2,988
   ------------------------------------------------------------------------------------


                                                               ARKANSAS FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS A                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    99,655              260,820
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         14,775               12,384
   Redemptions                                             (80,859)             (38,863)
   ------------------------------------------------------------------------------------
   NET INCREASE                                             33,571              234,341
   ------------------------------------------------------------------------------------


                                                               ARKANSAS FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    34,963              154,802
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         40,991               76,262
   Redemptions                                            (181,577)            (312,574)
   ------------------------------------------------------------------------------------
   NET DECREASE                                           (105,623)             (81,510)
   ------------------------------------------------------------------------------------


                                                               GEORGIA FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS A                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    87,701              185,809
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                          4,560                7,065
   Redemptions                                             (14,522)             (99,484)
   ------------------------------------------------------------------------------------
   NET INCREASE                                             77,739               93,390
   ------------------------------------------------------------------------------------

                                                               GEORGIA FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                   130,891              439,205
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         56,587               89,735
   Redemptions                                            (234,850)            (711,548)
   ------------------------------------------------------------------------------------
   NET DECREASE                                            (47,372)            (182,608)
   ------------------------------------------------------------------------------------

                                                               KENTUCKY FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS A                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    46,869              181,905
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                          4,447                7,336
   Redemptions                                             (16,957)             (58,976)
   ------------------------------------------------------------------------------------
   NET INCREASE                                             34,359              130,265
   ------------------------------------------------------------------------------------

                                                               KENTUCKY FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    88,250              436,325
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         63,162              116,438
   Redemptions                                            (335,536)            (735,760)
   ------------------------------------------------------------------------------------
   NET DECREASE                                           (184,124)            (182,997)
   ------------------------------------------------------------------------------------

                                                               LOUISIANA FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS A                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    23,119              110,097
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                          8,459               16,826
   Redemptions                                             (46,844)            (100,628)
   ------------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                 (15,266)              26,295
   ------------------------------------------------------------------------------------

                                                               LOUISIANA FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    41,012              147,908
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         13,941               26,091
   Redemptions                                            (120,757)            (236,601)
   ------------------------------------------------------------------------------------
   NET DECREASE                                            (65,804)             (62,602)
   ------------------------------------------------------------------------------------

                                                               MARYLAND FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS A                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    60,041              354,621
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         10,869               20,847
   Redemptions                                            (176,734)            (639,921)
   ------------------------------------------------------------------------------------
   NET DECREASE                                           (105,824)            (264,453)
   ------------------------------------------------------------------------------------

                                                               MARYLAND FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                   151,599              485,863
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        101,636              130,013
   Redemptions                                            (634,051)            (851,414)
   ------------------------------------------------------------------------------------
   NET DECREASE                                           (380,816)            (235,538)
   ------------------------------------------------------------------------------------

                                                               MISSOURI FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS A                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                   181,250              227,719
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         12,874               21,825
   Redemptions                                             (55,800)            (135,437)
   ------------------------------------------------------------------------------------
   NET INCREASE                                            138,324              114,107
   ------------------------------------------------------------------------------------

                                                               MISSOURI FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    70,448              318,793
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         61,356              103,698
   Redemptions                                            (308,809)            (553,142)
   ------------------------------------------------------------------------------------
   NET DECREASE                                           (177,005)            (130,651)
   ------------------------------------------------------------------------------------

                                                            NORTH CAROLINA FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS A                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    91,852              250,128
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         12,790               27,368
   Redemptions                                            (116,839)            (215,969)
   ------------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                 (12,197)              61,527
   ------------------------------------------------------------------------------------

                                                            NORTH CAROLINA FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    63,269              455,090
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         81,731              153,209
   Redemptions                                            (662,096)          (1,024,553)
   ------------------------------------------------------------------------------------
   NET DECREASE                                           (517,096)            (416,254)
   ------------------------------------------------------------------------------------

                                                                OREGON FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS A                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                   121,945              340,699
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         14,546               25,706
   Redemptions                                             (41,651)            (116,645)
   ------------------------------------------------------------------------------------
   NET INCREASE                                             94,840              249,760
   ------------------------------------------------------------------------------------

                                                                OREGON FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                   141,998              567,056
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         95,560              170,205
   Redemptions                                            (458,816)            (844,495)
   ------------------------------------------------------------------------------------
   NET DECREASE                                           (221,258)            (107,234)
   ------------------------------------------------------------------------------------

                                                            SOUTH CAROLINA FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS A                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                   252,495              442,811
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         15,897               19,527
   Redemptions                                             (90,560)            (249,315)
   ------------------------------------------------------------------------------------
   NET INCREASE                                            177,832              213,023
   ------------------------------------------------------------------------------------

                                                            SOUTH CAROLINA FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                   108,691              639,522
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         49,733               69,752
   Redemptions                                            (294,955)            (373,129)
   ------------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                (136,531)             336,145
   ------------------------------------------------------------------------------------

                                                              TENNESSEE FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS A                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                   223,419              462,924
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         14,231               23,252
   Redemptions                                             (91,110)            (234,372)
   ------------------------------------------------------------------------------------
   NET INCREASE                                            146,540              251,804
   ------------------------------------------------------------------------------------

                                                              TENNESSEE FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                    60,746              341,873
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         42,202               74,063
   Redemptions                                            (263,970)            (544,964)
   ------------------------------------------------------------------------------------
   NET DECREASE                                           (161,022)            (129,028)
   ------------------------------------------------------------------------------------

                                                               VIRGINIA FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS A                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                   226,522              212,727
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         12,226               21,108
   Redemptions                                            (104,064)             (95,245)
   ------------------------------------------------------------------------------------
   NET INCREASE                                            134,684              138,590
   ------------------------------------------------------------------------------------

                                                               VIRGINIA FUND
                                                 --------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004      YEAR ENDED
   CLASS B                                       (UNAUDITED)            AUGUST 31, 2003
   ------------------------------------------------------------------------------------
   Sales                                                   147,842              559,358
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        119,038              204,805
   Redemptions                                            (664,505)          (1,220,982)
   ------------------------------------------------------------------------------------
   NET DECREASE                                           (397,625)            (456,819)
   ------------------------------------------------------------------------------------


4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended February 29, 2004, EVM earned $1,144, $995, $1,142, $1,787,
   $443, $1,644, $1,483, $2,194, $1,758, $817, $1,054 and $2,549 in sub-transfer agent fees from Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,311, $2,181, $1,761, $1,116, $564, $912, $3,082, $1,210, $2,964, $2,372, $4,618
   and $3,331 from the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2004.

5  DISTRIBUTION AND SERVICE PLANS

   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Plans require the Class B shares to pay EVD amounts not exceeding 1/365 of 0.75% (annualized) of each Fund's daily net assets attributable to Class B for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by Class B. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's Class B net assets. For the six months ended February 29, 2004, the Class B shares of the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid $208,568, $128,382, $190,497, $237,033, $84,526, $259,721,
   $185,238, $292,012, $272,357, $152,165, $146,189 and $389,814, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. At February 29, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $1,306,000, $978,000, $1,523,000, $1,227,000, $772,000, $2,995,000, $541,000,
   $1,585,000, $1,643,000, $1,279,000, $742,000 and $1,455,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% (annualized) of each Fund's average daily net assets for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended February 29, 2004, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $9,672, $9,851, $4,643, $4,496 $6,067, $7,841, $7,696, $9,361,
   $10,379, $12,246, $9,755, and $10,016, respectively, for Class A shares, and $55,618, $34,235, $50,799, $63,209, $22,541, $69,259, $49,397, $77,870,
   $72,629, $40,577, $38,984 and $103,950, respectively, for Class B shares.
   Certain officers and Trustees of the Funds are officers or directors of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Plan (see Note 5). CDSC charges received on Class B redemptions when no Uncovered Distribution Charges exist for Class B will be credited to each Fund. EVD received approximately $15,000, $11,000, $28,000, $21,000, $8,000, $24,000, $17,000, $24,000, $17,000, $34,000, $21,000 and
   $22,000 of CDSC paid by Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the six months ended February 29, 2004.
   EVD received approximately $11,000 and $1,000 of CDSC paid by Class A shareholders of Maryland Fund and Tennessee Fund and no CDSC paid by Class A shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund and Virginia Fund for the six months ended February 29, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended February 29, 2004 were as follows:

   ALABAMA FUND
   --------------------------------------------------------------------------------
   Increases                                                             $1,978,327
   Decreases                                                              5,213,690

   ARKANSAS FUND
   --------------------------------------------------------------------------------
   Increases                                                             $1,308,958
   Decreases                                                              3,386,896

   GEORGIA FUND
   --------------------------------------------------------------------------------
   Increases                                                             $2,221,100
   Decreases                                                              3,365,346

   KENTUCKY FUND
   --------------------------------------------------------------------------------
   Increases                                                             $1,441,305
   Decreases                                                              4,630,430

   LOUISIANA FUND
   --------------------------------------------------------------------------------
   Increases                                                             $  653,016
   Decreases                                                              2,323,083

   MARYLAND FUND
   --------------------------------------------------------------------------------
   Increases                                                             $2,295,867
   Decreases                                                              9,555,427

   MISSOURI FUND
   --------------------------------------------------------------------------------
   Increases                                                             $2,628,283
   Decreases                                                              4,683,585

   NORTH CAROLINA FUND
   --------------------------------------------------------------------------------
   Increases                                                             $1,561,563
   Decreases                                                              9,073,503

   OREGON FUND
   --------------------------------------------------------------------------------
   Increases                                                             $2,684,238
   Decreases                                                              6,403,137

   SOUTH CAROLINA FUND
   --------------------------------------------------------------------------------
   Increases                                                             $3,687,696
   Decreases                                                              4,734,722

   TENNESSEE FUND
   --------------------------------------------------------------------------------
   Increases                                                             $2,876,013
   Decreases                                                              4,605,642

   VIRGINIA FUND
   --------------------------------------------------------------------------------
   Increases                                                             $3,793,427
   Decreases                                                              9,579,545

8  SHAREHOLDER MEETING

   The Funds held a Special Meeting of Shareholders on February 20, 2004. At the Special Meeting, shareholders voted to change each Fund's diversification status from diversified to non-diversified. The results of the vote were as follows:

                        ALABAMA FUND      ARKANSAS FUND       GEORGIA FUND      KENTUCKY FUND       LOUISIANA FUND     MARYLAND FUND
   ---------------------------------------------------------------------------------------------------------------------------------
   Affirmative           2,911,947          2,318,628          2,611,257          3,121,371           1,299,409         3,831,711
   Against                 130,811             97,899            226,740            365,818             103,031           352,555
   Abstain                 239,468            174,451            127,618            180,200              26,437           212,012

                       MISSOURI FUND   NORTH CAROLINA FUND    OREGON FUND   SOUTH CAROLINA FUND    TENNESSEE FUND     VIRGINIA FUND
   ---------------------------------------------------------------------------------------------------------------------------------
   Affirmative           2,485,553          4,301,421          3,611,917          2,450,382           1,969,463         5,552,402
   Against                 311,312            412,988            365,270            148,470             137,456           483,436
   Abstain                 214,123            328,378            418,034            116,428             228,874           275,671

ALABAMA MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------

EDUCATION -- 2.3%

  $ 1,500  Birmingham-Southern College Building Authority,
           5.35%, 12/1/19                                                       $    1,515,930
----------------------------------------------------------------------------------------------
                                                                                $    1,515,930
----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.6%

  $  1,000 Puerto Rico Electric Power Authority, 5.125%, 7/1/29                 $    1,051,480
----------------------------------------------------------------------------------------------
                                                                                $    1,051,480
----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.3%

  $ 1,750  Marshall County, Healthcare Authority,
           (Boaz-Albertville Medical Center),
           Prerefunded to 1/1/05, 7.00%, 1/1/20                                 $    1,869,717
    2,000  Tallassee IDB, (United Technologies), Prerefunded
           to 8/1/06, 6.10%, 8/1/14                                                  2,263,180
----------------------------------------------------------------------------------------------
                                                                                $    4,132,897
----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.4%

  $ 1,125  Huntsville, 5.25%, 5/1/31                                            $    1,207,001
      550  Puerto Rico, 0.00%, 7/1/15                                                  344,448
----------------------------------------------------------------------------------------------
                                                                                $    1,551,449
----------------------------------------------------------------------------------------------

HOSPITAL -- 6.7%

  $ 1,000  Cullman Medical Clinic Board, (Cullman Regional Medical
           Center), 6.50%, 2/15/23                                              $    1,004,170
    1,250  Huntsville, Health Care Authority, 5.75%, 6/1/31                          1,323,200
    1,000  Marshall County, Health Care Authority, 5.75%, 1/1/32                     1,046,820
      935  Oneonta Eastern Healthcare Facility Financing Authority,
           7.75%, 7/1/21                                                             1,053,343
----------------------------------------------------------------------------------------------
                                                                                $    4,427,533
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.0%

  $ 1,000  Courtland, Solid Waste Disposal, (Champion International
           Corp.), (AMT), 6.70%, 11/1/29                                        $    1,086,470
      750  Phenix County, Industrial Development Board Environmental
           Improvements, 6.10%, 5/15/30                                                793,575
    1,180  Puerto Rico Port Authority, (American Airlines), (AMT),
           6.25%, 6/1/26                                                               914,677
      500  Selma, Solid Waste Disposal, (International Paper), (AMT),
           6.00%, 12/1/17                                                              510,770
----------------------------------------------------------------------------------------------
                                                                                $    3,305,492
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 13.3%

  $ 1,775  Alabama Agricultural and Mechanical University, (MBIA),
           5.00%, 11/1/25                                                       $    1,848,716
    1,500  Alabama State University, (MBIA), 5.25%, 3/1/33                           1,602,120
      750  Auburn University, (MBIA), 5.00%, 6/1/26                                    781,207
    7,500  University of South Alabama, (AMBAC), 0.00%, 11/15/16                     4,488,600
----------------------------------------------------------------------------------------------
                                                                                $    8,720,643
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 2.7%

  $ 1,500  Puerto Rico Electric Power Authority, (FSA), 4.75%, 7/1/24           $    1,543,350
      165  Puerto Rico Electric Power Authority, (MBIA), Variable Rate,
           7/1/29(1)(2)                                                                201,897
----------------------------------------------------------------------------------------------
                                                                                $    1,745,247
----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 10.4%

  $ 1,310  Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09,
           5.00%, 2/1/33                                                        $    1,485,907
    1,190  Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09,
           5.00%, 2/1/33                                                             1,355,160
    1,000  Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09,
           5.125%, 2/1/39                                                            1,140,070
    1,750  Scottsboro, Water, Sewer and Gas, (AMBAC), Prerefunded to
           6/1/04, 6.50%, 12/1/14                                                    1,810,358
    1,000  West Morgan-East Lawrence, Water Authority, (FSA),
           Prerefunded to 8/15/04, 6.85%, 8/15/25                                    1,047,470
----------------------------------------------------------------------------------------------
                                                                                $    6,838,965
----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 13.4%

  $ 1,500  Etowah County, Board of Education, (FSA),
           5.00%, 9/1/28                                                        $    1,571,700
    2,000  Gadsden, (AMBAC), 5.125%, 8/1/28                                          2,132,740
    1,000  Homewood, (MBIA), 5.00%, 9/1/31                                           1,044,010
      500  Madison, Warrants, (MBIA), 5.00%, 9/1/27                                    518,685
      700  Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                             903,175
    1,495  Tuscaloosa, (MBIA), 5.20%, 7/1/31                                         1,594,717
    1,000  Walker County, Public Building, Bridge and Road Tax,
           (AMBAC), 5.00%, 2/1/32                                                    1,045,680
----------------------------------------------------------------------------------------------
                                                                                $    8,810,707
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 8.8%

  $ 3,000  Birmingham, Care Facility Financing Authority,
           (Children's Hospital), (AMBAC), 5.00%, 6/1/32                        $    3,104,640
    1,500  East Alabama, Health Care Authority, (MBIA),
           5.00%, 9/1/27                                                             1,556,940
    1,000  Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22                  1,101,120
----------------------------------------------------------------------------------------------
                                                                                $    5,762,700
----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 2.6%

  $ 1,000  Puerto Rico Public Finance Corp., (AMBAC),
           5.50%, 8/1/27                                                        $    1,181,460
      400  Puerto Rico Public Finance Corp., (AMBAC),
           Variable Rate, 12/1/19(1)(2)                                                553,004
----------------------------------------------------------------------------------------------
                                                                                $    1,734,464
----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.9%

  $ 1,825  Birmingham Jefferson, Civic Center Authority, (MBIA),
           0.00%, 9/1/18                                                        $      971,831
      250  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           Variable Rate, 7/1/07(1)(3)                                                 269,075
----------------------------------------------------------------------------------------------
                                                                                $    1,240,906
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.5%

  $ 1,000  Alabama State Docks Department, (MBIA), (AMT),
           6.30%, 10/1/21(4)                                                    $    1,120,710
      500  Huntsville-Madison County Airport, (AMT), (MBIA),
           5.40%, 7/1/19                                                               541,295
    1,000  Puerto Rico Highway and Transportation Authority, (AMBAC),
           0.00%, 7/1/16                                                               621,520
----------------------------------------------------------------------------------------------
                                                                                $    2,283,525
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 16.6%

  $ 2,500  Birmingham, Waterworks and Sewer Board, (MBIA),
           5.25%, 1/1/33                                                        $    2,670,200
    1,000  Helena, Utilities Board Water and Sewer, (MBIA),
           5.25%, 4/1/33                                                             1,069,680
    1,000  Helena, Utilities Board Water and Sewer, (MBIA),
           5.25%, 4/1/27                                                             1,070,140
    1,000  Opelika, Water Works Board Utility, (FSA),
           5.125%, 6/1/31                                                            1,053,020
      500  Ozark, Utilities Board Water and Sewer, (AMBAC),
           5.00%, 9/1/31                                                               519,125
    3,075  Prichard Water and Sewer, (AMBAC), 6.125%, 11/15/14                       3,243,479
    1,195  Warrior River, Water Authority, (FSA), 5.25%, 8/1/23                      1,299,981
----------------------------------------------------------------------------------------------
                                                                                $   10,925,625
----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.8%

  $   500  Puerto Rico, (Guaynabo Municipal Government
           Center Lease), 5.625%, 7/1/22                                        $      524,160
----------------------------------------------------------------------------------------------
                                                                                $      524,160
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.3%
(IDENTIFIED COST $59,153,385)                                                   $   64,571,723
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                                          $    1,083,340
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   65,655,063
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2004, 74.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.2% to 29.4% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

ARKANSAS MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 101.5%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
EDUCATION -- 6.4%

  $ 2,250  Conway, Public Facilities Board, (Hendrix College),
           6.00%, 10/1/26                                                       $    2,354,377
      500  University of Arkansas Student Fee, Phillips College,
           5.00%, 9/1/17                                                               517,135
----------------------------------------------------------------------------------------------
                                                                                $    2,871,512
----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.3%

  $   550  Jefferson, Pollution Control, (Entergy Arkansas),
           6.30%, 6/1/18                                                        $      562,512
----------------------------------------------------------------------------------------------
                                                                                $      562,512
----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.7%

  $   700  Arkansas State Student Loan Authority, (AMT),
           Prerefunded to 6/1/06, 6.25%, 6/1/10                                 $      767,578
----------------------------------------------------------------------------------------------
                                                                                $      767,578
----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.6%

  $ 2,750  Arkansas State College Savings, 0.00%, 6/1/14                        $    1,874,152
    2,000  Puerto Rico, 0.00%, 7/1/18                                                1,063,760
----------------------------------------------------------------------------------------------
                                                                                $    2,937,912
----------------------------------------------------------------------------------------------

HOSPITAL -- 12.5%

  $   500  Arkansas Development Finance Authority, (Washington
           Regional Medical Center), 7.375%, 2/1/29                             $      549,100
      800  Arkansas Development Finance Authority, (White River
           Medical Center), 5.60%, 6/1/24                                              823,080
      750  Baxter County, Community Hospital District,
           5.625%, 9/1/28                                                              759,907
    1,000  Conway, Health Facilities Board, (Conway Regional
           Medical Center), 6.40%, 8/1/29                                            1,068,120
      250  North Little Rock, Health Facilities Board, (Baptist Health),
           5.70%, 7/1/22                                                               263,275
    1,250  Paragould, Hospital, (Methodist Hospital Corp.),
           6.375%, 10/1/17                                                           1,314,663
      785  Pulaski County, (Children's Hospital), 5.25%, 3/1/16                        817,593
----------------------------------------------------------------------------------------------
                                                                                $    5,595,738
----------------------------------------------------------------------------------------------

HOUSING -- 4.0%

  $   285  Arkansas Development Finance Authority, SFM, (GNMA),
           (AMT), 7.45%, 1/1/27                                                 $      296,654
      245  Arkansas Development Finance Authority, SFM,
           (GNMA/FNMA), (AMT), 5.00%, 1/1/29                                           251,502
      785  Arkansas Development Finance Authority, SFM,
           (GNMA/FNMA), (AMT), 6.70%, 7/1/27                                           815,623
      485  North Little Rock, Residential Housing Facilities,
           (Parkstone Place), 6.50%, 8/1/21                                            451,103
----------------------------------------------------------------------------------------------
                                                                                $    1,814,882
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 10.4%

  $   400  Arkansas Development Finance Authority, Industrial Facility
           Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25                      $      447,356
    2,000  Baxter, (Aeroquip Corp.), 5.80%, 10/1/13                                  2,308,560
      750  Calhoun County, Solid Waste Disposal Revenue,
           (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26                             754,125
      250  Pine Bluff, Environmental Improvements Revenue,
           (International Paper Co.), (AMT), 6.70%, 8/1/20                             277,220
    1,150  Puerto Rico Port Authority, (American Airlines), (AMT),
           6.25%, 6/1/26                                                               891,423
----------------------------------------------------------------------------------------------
                                                                                $    4,678,684
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.5%

  $   310  Arkansas State University, (Consolidated Building System),
           (AMBAC), 5.10%, 4/1/24                                               $      328,684
      200  Arkansas State University, (Newport Campus), (AMBAC),
           4.625%, 5/1/23                                                              202,870
    1,000  Pulaski Technical College, (State Tuition and Fee), (AMBAC),
           4.80%, 3/1/28                                                             1,024,550
      750  University of Arkansas, (Fayetteville Campus), (FGIC),
           5.00%, 12/1/32                                                              784,928
      500  University of Central Arkansas, (AMBAC), 6.125%, 4/1/26                     553,140
----------------------------------------------------------------------------------------------
                                                                                $    2,894,172
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.1%

  $   250  North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10            $      305,940
    1,000  North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15                 1,260,720
      500  Puerto Rico Electric Power Authority, (FSA), Variable Rate,
           7/1/29(1)(2)                                                                574,540
      135  Puerto Rico Electric Power Authority, DRIVERS, (FSA),
           Variable Rate, 7/1/29(2)(3)                                                 165,189
----------------------------------------------------------------------------------------------
                                                                                $    2,306,389
----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 2.7%

  $   500  Harrison, Residential Housing Facility Board, Single Family
           Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11                $      644,555
      500  Rogers, School District, (AMBAC), Prerefunded to 8/1/07,
           5.00%, 2/1/27                                                               555,910
----------------------------------------------------------------------------------------------
                                                                                $    1,200,465
----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 8.8%

  $   500  Arkansas State College Savings, (FGIC), 0.00%, 6/1/17                $      288,430
    1,500  Benton, School District, (AMBAC), 4.50%, 2/1/28                           1,488,870
      500  Little Rock, School District, (FSA), 5.25%, 2/1/33                          542,195
      500  Puerto Rico, (FGIC), Variable Rate, 7/1/32(2)(3)                            584,735
      160  Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                            252,475
      250  Springdale, School District, (AMBAC), 4.50%, 6/1/24                         251,575
      500  Valley View, School District, (AMBAC), 5.00%, 2/1/33                        511,430
----------------------------------------------------------------------------------------------
                                                                                $    3,919,710
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 9.4%

  $   500  Arkansas Development Finance Authority, (Public Health
           Laboratory), (AMBAC), 3.90%, 12/1/24                                 $      501,310
      500  Arkansas Development Finance Authority, (Public Health
           Laboratory), (AMBAC), 5.00%, 12/1/18                                        550,880
    2,000  Jonesboro, Residential Housing and Health Care Facilities
           Board Hospital, (Saint Bernard Regional Medical Center),
           (AMBAC), 5.90%, 7/1/16(4)                                                 2,224,980
      400  Saline County, Retirement Housing and Healthcare Facilities
           Board, (Evan Lutheran Good Samaritan), (AMBAC),
           5.80%, 5/1/11                                                               429,336
      500  Saline County, Retirement Housing and Healthcare Facilities
           Board, (Evan Lutheran Good Samaritan), (AMBAC),
           6.00%, 6/1/18                                                               511,940
----------------------------------------------------------------------------------------------
                                                                                $    4,218,446
----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.3%

  $   500  Arkansas State University, (Housing System), (FGIC),
           4.75%, 3/1/24(5)                                                     $      515,065
      500  Arkansas State University, (Housing System), (FGIC),
           5.00%, 3/1/34(5)                                                            526,230
----------------------------------------------------------------------------------------------
                                                                                $    1,041,295
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 0.7%

  $   240  Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
           12/1/19(2)(3)                                                        $      331,802
----------------------------------------------------------------------------------------------
                                                                                $      331,802
----------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 1.2%

  $   500  Arkansas Development Finance Authority, (MT Magazine),
           (FSA), 5.00%, 1/1/20                                                 $      543,090
----------------------------------------------------------------------------------------------
                                                                                $      543,090
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 0.5%

  $   200  Puerto Rico Highway and Transportation Authority, (FSA),
           Variable Rate, 7/1/32(2)(3)                                          $      233,894
----------------------------------------------------------------------------------------------
                                                                                $      233,894
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 9.0%

  $ 1,250  Arkansas Community Water System, Public Water Authority,
           (MBIA), 5.00%, 10/1/42                                               $    1,296,163
      665  Arkansas Community Water System, Public Water Authority,
           (MBIA), 5.00%, 10/1/33                                                      694,479
      500  Conway, Water Revenue, (FGIC), 5.125%, 12/1/23                              535,150
    1,395  Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23                        1,485,326
----------------------------------------------------------------------------------------------
                                                                                $    4,011,118
----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 6.4%

  $   250  Arkansas, (Federal Highway) Grant Anticipation Tax Revenue,
           5.00%, 8/1/14                                                        $      282,218
    2,000  Little Rock, Hotel and Restaurant Gross Receipts Tax,
           7.375%, 8/1/15                                                            2,564,000
----------------------------------------------------------------------------------------------
                                                                                $    2,846,218
----------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.0%

  $   500  Northwest Arkansas Regional Airport Authority, (AMT),
           5.00%, 2/1/18                                                        $      521,375
      750  Northwest Arkansas Regional Airport Authority, (AMT),
           7.625%, 2/1/27                                                              805,515
----------------------------------------------------------------------------------------------
                                                                                $    1,326,890
----------------------------------------------------------------------------------------------

WATER AND SEWER -- 3.0%

  $ 1,000  Arkansas Development Finance Authority, (Waste Water
           System), 5.00%, 6/1/22(6)                                            $    1,058,880
      250  Arkansas Development Finance Authority, (Waste Water
           System), 5.50%, 12/1/19                                                     294,318
----------------------------------------------------------------------------------------------
                                                                                $    1,353,198
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 101.5%
(IDENTIFIED COST $42,252,727)                                                   $   45,455,505
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (1.5)%                                        $     (681,576)
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   44,773,929
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

                        See notes to financial statements

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2004, 45.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.8% to 20.8% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  When-issued security.

(6) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

GEORGIA MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------

EDUCATION -- 2.7%

  $ 1,500  Fulton County, Development Authority, (Georgia Technology
           Foundation), 5.00%, 11/1/31                                          $    1,567,980
----------------------------------------------------------------------------------------------
                                                                                $    1,567,980
----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.1%

  $ 1,000  Georgia Municipal Electric Power Authority, 0.00%, 1/1/12            $      693,620
    1,000  Georgia Municipal Electric Power Authority, 8.25%, 1/1/11                 1,313,040
      665  Puerto Rico Electric Power Authority, 0.00%, 7/1/17                         372,187
----------------------------------------------------------------------------------------------
                                                                                $    2,378,847
----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.8%

  $   800  Forsyth County, Hospital Authority, (Georgia Baptist Health
           Care System), Escrowed to Maturity, 6.375%, 10/1/28                  $    1,014,576
----------------------------------------------------------------------------------------------
                                                                                $    1,014,576
----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.8%

  $   300  Alpharetta, 6.50%, 5/1/10                                            $      357,786
      500  Georgia State, 6.30%, 3/1/08                                                583,695
    1,000  Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12                   1,217,260
----------------------------------------------------------------------------------------------
                                                                                $    2,158,741
----------------------------------------------------------------------------------------------

HOSPITAL -- 2.6%

  $   500  Baldwin County, Hospital Authority, (Oconee Regional
           Medical Center), 5.375%, 12/1/28                                     $      436,640
    1,000  Gainesville and Hall County, Hospital Authority, (Northeast
           Georgia Health System, Inc.), 5.50%, 5/15/31                              1,037,930
----------------------------------------------------------------------------------------------
                                                                                $    1,474,570
----------------------------------------------------------------------------------------------

HOUSING -- 4.2%

  $   325  Atlanta Urban Residential Finance Authority, (New
           Community John Hope), (AMT), 7.25%, 6/1/07                           $      327,792
      815  Georgia Housing Finance Authority, (AMT),
           5.85%, 12/1/28                                                              855,505
      600  Georgia Private Colleges and Universities Authority, Student
           Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31                      622,668
      600  Multifamily Housing Pass Through Certificates (Laurenceville),
           (AMT), 6.00%, 11/1/33                                                       629,448
----------------------------------------------------------------------------------------------
                                                                                $    2,435,413
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 13.5%

  $ 2,000  Albany Dougherty, Payroll Development Authority, Solid
           Waste Disposal, (Proctor and Gamble),
           (AMT), 5.20%, 5/15/28(1)                                             $    2,155,040
      700  Cartersville, Development Authority, (Anheuser-Busch),
           (AMT), 5.95%, 2/1/32                                                        755,167
    1,000  Cartersville, Development Authority, (Anheuser-Busch),
           (AMT), 7.375%, 5/1/09                                                     1,215,210
      750  Effingham County, Solid Waste Disposal, (Fort James),
           (AMT), 5.625%, 7/1/18                                                       717,090
    1,250  Puerto Rico Port Authority, (American Airlines), (AMT),
           6.25%, 6/1/26                                                               968,937
      968  Savannah EDA, (Intercat-Savannah, Inc.), (AMT),
           9.00%, 1/1/15                                                               916,703
    1,000  Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14                   1,021,630
----------------------------------------------------------------------------------------------
                                                                                $    7,749,777
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.4%

  $ 1,500  Fulton County, Development Authority, (Tuff Morehouse),
           (AMBAC), 5.00%, 2/1/34                                               $    1,564,020
    1,500  Georgia Private Colleges and Universities Authority,
           (Agnes Scott College), (MBIA), 4.75%, 6/1/28                              1,523,940
----------------------------------------------------------------------------------------------
                                                                                $    3,087,960
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.4%

  $ 3,100  Georgia Municipal Electric Power Authority, (MBIA),
           5.50%, 1/1/20                                                        $    3,642,841
----------------------------------------------------------------------------------------------
                                                                                $    3,642,841
----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.7%

  $ 1,500  Atlanta Airport, (FGIC), Prerefunded to 1/1/10,
           5.60%, 1/1/30                                                        $    1,771,035
    1,320  Atlanta, Water and Sewer, (FGIC), Prerefunded to 5/1/09,
           5.00%, 11/1/38                                                            1,509,446
----------------------------------------------------------------------------------------------
                                                                                $    3,280,481
----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.5%

  $   900  Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                      $    1,161,225
      160  Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                            252,475
----------------------------------------------------------------------------------------------
                                                                                $    1,413,700
----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
INSURED-HOSPITAL -- 2.7%

  $ 1,000  Henry County, Hospital Authority Revenue, (Henry Medical
           Center, Inc.), (AMBAC), 6.00%, 7/1/29                                $    1,155,020
      400  Medical Center Hospital Authority, (Columbus Regional
           Healthcare System), (MBIA), Variable Rate, 8/1/10(2)(3)                     416,692
----------------------------------------------------------------------------------------------
                                                                                $    1,571,712
----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 0.9%

  $   500  Bulloch County, Development Authority, (Georgia Southern
           University ), (AMBAC), 4.75%, 8/1/28                                 $      508,985
----------------------------------------------------------------------------------------------
                                                                                $      508,985
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 4.6%

  $ 1,000  East Point Building Authority, (FGIC), 6.00%, 2/1/10                 $    1,023,950
    1,000  Puerto Rico Public Finance Corp., (AMBAC),
           Variable Rate, 6/1/26(2)(4)                                               1,080,920
      400  Puerto Rico Public Finance Corp., (AMBAC),
           Variable Rate, 12/1/19(2)(3)                                                553,004
----------------------------------------------------------------------------------------------
                                                                                $    2,657,874
----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 3.2%

  $ 1,000  George L. Smith, (Georgia World Congress Center-Domed
           Stadium), (MBIA), (AMT), 5.50%, 7/1/20                               $    1,086,060
      700  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           Variable Rate, 7/1/28(3)                                                    780,115
----------------------------------------------------------------------------------------------
                                                                                $    1,866,175
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.8%

  $ 1,000  Metropolitan Atlanta Rapid Transit Authority,
           (AMBAC), 6.25%, 7/1/11                                               $    1,219,020
    1,000  Metropolitan Atlanta Rapid Transit Authority, (AMBAC),
           6.25%, 7/1/20                                                             1,250,640
    1,500  Metropolitan Atlanta Rapid Transit Authority, (MBIA),
           Variable Rate, 7/1/20(2)(4)                                               1,766,565
      750  Puerto Rico Highway and Transportation Authority,
           (AMBAC), 0.00%, 7/1/18                                                      420,188
      300  Puerto Rico Highway and Transportation Authority,
           (MBIA), 5.00%, 7/1/36                                                       322,887
      500  Puerto Rico Highway and Transportation Authority,
           (MBIA), Variable Rate, 7/1/36(2)(3)                                         614,450
----------------------------------------------------------------------------------------------
                                                                                $    5,593,750
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 12.2%

  $ 1,180  Atlanta, Water and Sewer, (FGIC), 5.00%, 11/1/38                     $    1,219,318
      660  Atlanta, Water and Sewer, (MBIA), 5.00%, 11/1/33                            688,987
      500  Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39                       518,545
    2,000  Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32                           2,094,940
      500  Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30                             537,305
    1,000  Henry County, Water and Sewer Authority, (FGIC),
           5.625%, 2/1/30                                                            1,121,150
      750  South Fulton, Water & Sewer Authority, (MBIA),
           5.00%, 1/1/33                                                               785,715
----------------------------------------------------------------------------------------------
                                                                                $    6,965,960
----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.4%

  $ 2,300  Fulton County, Building Authority, Judicial Center,
           0.00%, 1/1/10                                                        $    1,948,261
----------------------------------------------------------------------------------------------
                                                                                $    1,948,261
----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.9%

  $ 1,385  De Kalb County, Private Hospital Authority, (Atlanta, Inc.),
           8.50%, 3/1/25(5)                                                     $      563,169
      500  Fulton County, Residential Elderly Care Facility Authority,
           (Canterbury Court), 6.30%, 10/1/24                                          522,290
----------------------------------------------------------------------------------------------
                                                                                $    1,085,459
----------------------------------------------------------------------------------------------

WATER AND SEWER -- 7.4%

  $ 1,000  De Kalb County, Water and Sewer, 5.00%, 10/1/28                      $    1,038,560
    1,000  De Kalb County, Water and Sewer, 5.125%, 10/1/31                          1,052,070
    1,000  Forsyth County, Water and Sewer Authority, 5.00%, 4/1/32                  1,050,040
    1,000  Gwinnett County, Water and Sewer Authority, 5.25%, 8/1/24                 1,085,520
----------------------------------------------------------------------------------------------
                                                                                $    4,226,190
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.8%
(IDENTIFIED COST $51,291,056)                                                   $   56,629,252
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.2%                                          $      668,808
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   57,298,060
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29,

                        See notes to financial statements

2004, 54.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.7% to 20.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

(5)  The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

KENTUCKY MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.4%

  $ 3,500  Puerto Rico Electric Power Authority, 0.00%, 7/1/17                  $    1,958,880
    1,000  Puerto Rico Electric Power Authority, 5.125%, 7/1/29                      1,051,480
----------------------------------------------------------------------------------------------
                                                                                $    3,010,360
----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.8%

  $ 1,000  Elsmmere, (Courtaulds Pkg, Inc.), Prerefunded to 4/1/05,
           6.75%, 4/1/10                                                        $    1,079,720
    1,200  Florence, Housing Facilities, (Blue Grass Housing),
           Prerefunded to 7/1/07, 7.625%, 5/1/27                                     1,438,200
    1,030  Kentucky, League of Cities Funding Trust, Certificates of
           Participation, Prerefunded to 8/1/04, 6.15%, 8/1/13                       1,073,404
      545  Russell, Health Systems, Prerefunded to 7/1/06,
           8.10%, 7/1/15                                                               640,468
      350  Russell, Health Systems, Prerefunded to 7/1/06,
           8.10%, 7/1/15                                                               402,440
----------------------------------------------------------------------------------------------
                                                                                $    4,634,232
----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.3%

  $ 1,465  Bowling Green, 5.30%, 6/1/19                                         $    1,625,476
    1,000  Lexington-Fayette Urban County, (County Detention Center),
           4.75%, 5/1/20                                                             1,041,190
      250  Lexington-Fayette Urban County, (County Detention Center),
           4.75%, 5/1/24                                                               255,242
----------------------------------------------------------------------------------------------
                                                                                $    2,921,908
----------------------------------------------------------------------------------------------

HOSPITAL -- 1.5%

  $ 1,000  Kentucky Economic Development Finance Authority,
           (Catholic Health), 5.00%, 12/1/27                                    $    1,014,680
----------------------------------------------------------------------------------------------
                                                                                $    1,014,680
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 13.8%

  $ 2,000  Ashland, Solid Waste Disposal, (Ashland Oil), (AMT),
           7.125%, 2/1/22                                                       $    2,094,560
    1,500  Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25                     1,516,875
    1,000  Jefferson County, Pollution Control, (E.I. du Pont de Nemours),
           6.30%, 7/1/12                                                             1,033,840
      600  Kenton County Airport, (Delta Airlines), (AMT),
           6.125%, 2/1/22                                                              513,042
      250  Kenton County Airport, (Delta Airlines), (AMT),
           7.50%, 2/1/12                                                               249,185
    1,500  Perry County, Solid Waste Disposal, (TJI International),
           (AMT), 6.80%, 5/1/26                                                      1,578,840
      560  Powderly, (KMart Corp.), 6.90%, 3/1/07                                      550,670
    1,820  Wickliffe, Solid Waste Disposal, (Westvaco Corp.),
           (AMT), 6.375%, 4/1/26                                                     1,872,198
----------------------------------------------------------------------------------------------
                                                                                $    9,409,210
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.3%

  $ 1,000  Kentucky Economic Development Finance Authority,
           (Centre College), (FSA), 5.00%, 4/1/32                               $    1,047,030
    2,000  Lexington-Fayette Urban County, (University of Kentucky,
           Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18                         2,173,380
    1,000  University of Kentucky, University Consolidated Revenue,
           (FGIC), 5.00%, 5/1/19                                                     1,077,400
----------------------------------------------------------------------------------------------
                                                                                $    4,297,810
----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.1%

  $ 2,000  Louisville and Jefferson County, Metropolitan Sewer District
           and Drainage System, (AMBAC), Prerefunded to 11/15/04,
           6.75%, 5/15/25                                                       $    2,122,460
----------------------------------------------------------------------------------------------
                                                                                $    2,122,460
----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.7%

  $   350  Puerto Rico General Obligation, (FSA),
           Variable Rate, 7/1/27(1)(2)                                          $      451,588
      200  Puerto Rico General Obligation, (MBIA),
           Variable Rate, 7/1/20(1)(2)                                                 315,594
    1,000  Warren County, (Judicial Office Building and Parks),
           (AMBAC), 5.20%, 9/1/29                                                    1,059,120
----------------------------------------------------------------------------------------------
                                                                                $    1,826,302
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.4%

  $   850  Jefferson County, Health Facilities Authority,
           (University Medical Center), (MBIA), 5.25%, 7/1/22                   $      906,483
   11,775  Kentucky EDA, (Norton Healthcare, Inc.), (MBIA),
           0.00%, 10/1/27                                                            3,500,472
----------------------------------------------------------------------------------------------
                                                                                $    4,406,955
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 9.2%

  $ 1,350  Hardin County, School District Finance Corp., School
           Building, (FSA), 4.75%, 7/1/21                                       $    1,412,060
    1,000  Kentucky Property and Buildings Commission, (FSA),
           5.00%, 8/1/21                                                             1,063,350
    1,000  Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32                      1,045,420
    1,000  Puerto Rico Public Building Authority, (AMBAC),
           5.50%, 7/1/21                                                             1,188,360
    1,000  Puerto Rico Public Building Authority, (XLCA),
           5.50%, 7/1/21                                                             1,182,810

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION (CONTINUED)

  $   300  Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
           12/1/19(1)(2)                                                        $      414,753
----------------------------------------------------------------------------------------------
                                                                                $    6,306,753
----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.9%

  $   250  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           Variable Rate, 7/1/07(1)(3)                                          $      269,075
    1,000  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           5.00%, 7/1/28                                                             1,038,150
----------------------------------------------------------------------------------------------
                                                                                $    1,307,225
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 17.2%

  $ 3,000  Kenton County Airport, (MBIA), (AMT),
           6.30%, 3/1/15(4)                                                     $    3,385,680
    1,195  Kenton County Airport, (MBIA), (AMT), 6.45%, 3/1/15                       1,380,476
    1,000  Kentucky EDA, (State Turnpike Revitalization), (FGIC),
           0.00%, 1/1/10                                                               845,610
    1,000  Louisville and Jefferson County, Regional Airport Authority,
           (MBIA), (AMT), 5.00%, 7/1/18                                              1,041,580
      750  Louisville and Jefferson County, Regional Airport Authority,
           (MBIA), (AMT), 5.00%, 7/1/25                                                768,165
    5,000  Puerto Rico Highway and Transportation Authority, (AMBAC),
           0.00%, 7/1/18                                                             2,801,250
    1,500  Puerto Rico Highway and Transportation Authority, (AMBAC),
           5.00%, 7/1/28                                                             1,562,250
----------------------------------------------------------------------------------------------
                                                                                $   11,785,011
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 5.3%

  $ 1,500  Boone-Florence Water Commission, Water Supply System,
           (FGIC), 5.00%, 12/1/27                                               $    1,579,455
    1,000  Campbell and Kenton County, District No. 1, (FSA),
           5.00%, 8/1/31                                                             1,046,500
    1,000  Louisville and Jefferson County, Metropolitan Sewer District
           and Drainage System, (FGIC), 5.00%, 5/15/30                               1,034,050
----------------------------------------------------------------------------------------------
                                                                                $    3,660,005
----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 10.2%

  $ 1,000  Jefferson County, (Capital Projects Corp.),
           0.00%, 8/15/12                                                       $      741,740
    4,990  Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15                3,112,163
    1,000  Kenton County, (Public Properties Corp.), 5.00%, 3/1/29                   1,023,690
    2,000  Owensboro County, Airport Lease, (AMT), 5.875%, 6/1/15                    2,069,620
----------------------------------------------------------------------------------------------
                                                                                $    6,947,213
----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 4.8%

  $ 3,000  Kenton County, (Highland Terrace), (AMT),
           FHA, 6.95%, 12/1/26                                                  $    3,287,550
----------------------------------------------------------------------------------------------
                                                                                $    3,287,550
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.9%
(IDENTIFIED COST $59,917,601)                                                   $   66,937,674
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.1%                                          $    1,465,748
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   68,403,422
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2004, 53.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 21.7% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

LOUISIANA MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.8%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
HOSPITAL -- 3.9%

  $   595  Louisiana Public Facilities Authority, (General Health
           Systems), 6.80%, 11/1/16                                             $      608,025
      500  Louisiana Public Facilities Authority, (Tuoro Infirmary),
           5.625%, 8/15/29                                                             511,395
----------------------------------------------------------------------------------------------
                                                                                $    1,119,420
----------------------------------------------------------------------------------------------

HOUSING -- 6.2%

  $   225  Louisiana HFA, Single Family, (GNMA), (AMT),
           8.00%, 3/1/25                                                        $      232,805
    1,160  Louisiana HFA, Single Family, (GNMA/FNMA),
           0.00%, 6/1/27                                                               332,711
      390  Louisiana Public Facilities Authority, (Eden Point),
           6.25%, 3/1/34                                                               349,939
      835  New Orleans Home Mortgage Authority, Single Family,
           (GNMA/FNMA), (AMT), 6.30%, 6/1/28                                           863,674
----------------------------------------------------------------------------------------------
                                                                                $    1,779,129
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.4%

  $   475  Louisiana Environmental Facilities and Community
           Development Authority, (Senior-Air Cargo),
           (AMT), 6.65%, 1/1/25                                                 $      498,294
      500  Saint Bernard Parish, (Mobil Oil), 5.90%, 11/1/26                           529,665
      500  South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17                   536,000
----------------------------------------------------------------------------------------------
                                                                                $    1,563,959
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 18.5%

  $   500  Lafayette Public Trust Financing Authority, (Ragin Cajun
           Facility, Inc.), (MBIA), 5.00%, 10/1/32                              $      526,380
    1,000  Louisiana Public Facilities Authority, (Dillard University),
           (AMBAC), 5.30%, 8/1/26                                                    1,071,130
      750  Louisiana Public Facilities Authority, (Tulane University),
           (AMBAC), 5.00%, 7/1/32                                                      782,700
      500  Louisiana Public Facilities Authority, (Tulane University),
           (AMBAC), 5.00%, 2/15/26                                                     520,820
    1,100  Louisiana State University, (FGIC), 5.75%, 7/1/14                         1,140,205
    1,200  New Orleans, Finance Authority, (Xavier University),
           (MBIA), 5.30%, 6/1/32                                                     1,280,124
----------------------------------------------------------------------------------------------
                                                                                $    5,321,359
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.4%

  $ 1,750  Puerto Rico Electric Power Authority, (MBIA),
           0.00%, 7/1/17                                                        $      973,315
----------------------------------------------------------------------------------------------
                                                                                $      973,315
----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 4.9%

  $ 2,475  Jefferson Parish, Home Mortgage Authority, Single Family,
           (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(1)                       $    1,411,022
----------------------------------------------------------------------------------------------
                                                                                $    1,411,022
----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 16.0%

  $   250  Calcasieu Parish, School District, (FGIC), 5.25%, 5/1/20             $      276,532
      500  Louisiana, (FGIC), 5.00%, 11/15/20                                          538,900
    2,250  New Orleans, (AMBAC), 0.00%, 9/1/15                                       1,400,715
    2,400  New Orleans, (AMBAC), 0.00%, 9/1/16                                       1,412,904
      335  Puerto Rico, (FGIC), Variable Rate, 7/1/32(2)(3)                            391,772
      300  Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                             387,075
      120  Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                            189,356
----------------------------------------------------------------------------------------------
                                                                                $    4,597,254
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.9%

  $   750  Terrebonne Parish, Hospital Service District No. 1
           (Terrebonne General Medical Center), (AMBAC),
           5.50%, 4/1/33                                                        $      820,733
----------------------------------------------------------------------------------------------
                                                                                $      820,733
----------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 4.5%

  $ 1,250  Louisiana Environmental Facilities and Community
           Development Authority, (BRCC Facility Corp.), (MBIA),
           5.00%, 12/1/32                                                       $    1,301,738
----------------------------------------------------------------------------------------------
                                                                                $    1,301,738
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 4.5%

  $   500  Calcasieu Parish Public Trust Authority Student Lease,
           (McNeese Student Housing), (MBIA), 5.25%, 5/1/33                     $      532,250
      500  Louisiana Environmental Facilities and Community
           Development Authority, (Jefferson Parking Garage),
           (AMBAC), 5.00%, 9/1/31                                                      518,525
      180  Puerto Rico Public Finance Corp., (AMBAC),
           Variable Rate, 12/1/19(2)(3)                                                248,852
----------------------------------------------------------------------------------------------
                                                                                $    1,299,627
----------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 4.5%

  $   500  Louisiana Environmental Facilities and Community
           Development Authority, (Capital and Equipment Acquisition),
           (AMBAC), 4.50%, 12/1/18                                              $      530,220
      700  Louisiana Environmental Facilities and Community
           Development Authority, (Parking Facility Corp. Garage),
           (AMBAC), 5.375%, 10/1/31                                                    750,862
----------------------------------------------------------------------------------------------
                                                                                $    1,281,082
----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 9.5%

  $   750  Jefferson, District Sales Tax and Sales Tax Revenue,
           (AMBAC), 5.25%, 12/1/22                                              $      816,645
    1,000  Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32                       1,043,300
      450  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           Variable Rate, 7/1/07(2)(4)                                                 484,335
      350  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           Variable Rate, 7/1/28(3)                                                    390,058
----------------------------------------------------------------------------------------------
                                                                                $    2,734,338
----------------------------------------------------------------------------------------------

OTHER REVENUE -- 4.8%

  $   350  Puerto Rico Infrastructure Financing Authority,
           Variable Rate, 10/1/32(2)(3)                                         $      480,039
    1,000  Tobacco Settlement Financing Corp., 5.875%, 5/15/39                         887,010
----------------------------------------------------------------------------------------------
                                                                                $    1,367,049
----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 8.2%

  $   500  Louisiana HFA, (Saint Dominic Assisted Care Facility),
           (GNMA), 6.85%, 9/1/25                                                $      529,825
    1,000  Louisiana HFA, (Saint Joseph's Manor Retirement Center),
           (GNMA), 7.80%, 12/1/35                                                    1,067,690
      750  Louisiana PFA, (Glen Retirement System), 6.70%, 12/1/25                     774,240
----------------------------------------------------------------------------------------------
                                                                                $    2,371,755
----------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.6%

  $ 1,000  Louisiana Offshore Terminal Authority, Deepwater Port
           Revenue, (Loop, LLC), 5.20%, 10/1/18                                 $    1,047,780
----------------------------------------------------------------------------------------------
                                                                                $    1,047,780
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 100.8%
(IDENTIFIED COST $26,742,781)                                                   $   28,989,560
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.8)%                                        $     (238,096)
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   28,751,464
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2004, 68.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 37.2% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

MARYLAND MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.0%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
COGENERATION -- 1.7%

  $ 1,250  Maryland Energy Cogeneration, (AES Warrior Run),
           (AMT), 7.40%, 9/1/19                                                 $    1,280,475
----------------------------------------------------------------------------------------------
                                                                                $    1,280,475
----------------------------------------------------------------------------------------------

EDUCATION -- 8.6%

  $ 4,000  Maryland HEFA, (Johns Hopkins University),
           5.00%, 7/1/32(1)                                                     $    4,194,360
    1,300  Maryland HEFA, (Maryland Institute College of Art),
           5.50%, 6/1/32                                                             1,350,687
      500  Maryland HEFA, (Maryland Institute College of Art),
           5.50%, 6/1/21                                                               528,265
      425  Westminster, Educational Facilities, (McDaniel College),
           5.50%, 4/1/27                                                               442,841
----------------------------------------------------------------------------------------------
                                                                                $    6,516,153
----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.0%

  $ 1,500  Calvert, PCR, (Baltimore Gas and Electric),
           5.55%, 7/15/14                                                       $    1,540,080
    2,225  Prince George's County, PCR, (Potomac Electric),
           6.375%, 1/15/23                                                           2,268,632
----------------------------------------------------------------------------------------------
                                                                                $    3,808,712
----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 8.6%

  $ 1,125  Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity,
           8.00%, 12/1/10                                                       $    1,496,069
      250  Guam Power Authority, Prerefunded to 10/1/04,
           6.625%, 10/1/14                                                             263,430
    4,000  Maryland HEFA, (Johns Hopkins University), Prerefunded to
           7/1/09, 6.00%, 7/1/39                                                     4,787,840
----------------------------------------------------------------------------------------------
                                                                                $    6,547,339
----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.5%

  $ 1,500  Anne Arundel County, 5.00%, 3/1/16                                   $    1,673,220
    1,000  Montgomery County, 5.25%, 10/1/19                                         1,123,050
    1,100  Puerto Rico, 0.00%, 7/1/16                                                  653,741
----------------------------------------------------------------------------------------------
                                                                                $    3,450,011
----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.8%

  $ 1,330  Baltimore County, Economic Development Revenue,
           (Revisions, Inc.), 8.50%, 8/15/25                                    $    1,388,946
----------------------------------------------------------------------------------------------
                                                                                $    1,388,946
----------------------------------------------------------------------------------------------

HOSPITAL -- 7.7%

  $ 2,000  Maryland HEFA, (Johns Hopkins Hospital),
           5.125%, 11/15/34                                                     $    2,093,360
    1,000  Maryland HEFA, (Kennedy Krieger Children's Hospital),
           5.50%, 7/1/33                                                             1,033,500
      800  Maryland HEFA, (University of Maryland Medical System),
           6.75%, 7/1/30                                                               912,920
    1,355  Prince George's County, (Greater SouthEast Healthcare
           System), 6.375%, 1/1/13(2)                                                  474,250
    3,800  Prince George's County, (Greater SouthEast Healthcare
           System), 6.375%, 1/1/23(2)                                                1,330,000
----------------------------------------------------------------------------------------------
                                                                                $    5,844,030
----------------------------------------------------------------------------------------------

HOUSING -- 3.1%

  $ 1,000  Maryland Community Development Administration
           Multifamily, FHA, (AMT), 6.70%, 5/15/36                              $    1,039,430
    1,000  Montgomery County, Housing Opportunities Commission,
           SFMR, 0.00%, 7/1/28                                                         265,580
    1,000  Prince George's County, Housing Authority, (Langely Gardens),
           (AMT), 5.875%, 2/20/39                                                    1,063,250
----------------------------------------------------------------------------------------------
                                                                                $    2,368,260
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.4%

  $ 1,350  Allegany, PCR, (Westvaco Corp.), 6.20%, 1/1/08                       $    1,389,568
    1,000  Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24                            935,810
      240  Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24                             244,474
----------------------------------------------------------------------------------------------
                                                                                $    2,569,852
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 8.1%

  $   460  Maryland HEFA, (College Of Notre Dame), (MBIA),
           5.30%, 10/1/18                                                       $      538,145
    1,000  Maryland HEFA, (Loyola College), (MBIA),
           5.00%, 10/1/39                                                            1,038,620
    2,850  Maryland HEFA, (Loyola College), (MBIA),
           5.375%, 10/1/26                                                           3,106,215
    1,200  Morgan State University, Academic and Facilities, (MBIA),
           6.10%, 7/1/20                                                             1,493,724
----------------------------------------------------------------------------------------------
                                                                                $    6,176,704
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.6%

  $ 1,500  Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26          $    1,619,220
    1,550  Puerto Rico Electric Power Authority, (MBIA),
           Variable Rate, 7/1/29(3)(4)                                               1,896,611
----------------------------------------------------------------------------------------------
                                                                                $    3,515,831
----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 8.6%

  $ 1,175  Maryland HEFA, (Good Samaritan Hospital), (AMBAC),
           Escrowed to Maturity, 5.75%, 7/1/19                                  $    1,203,364
    3,000  Maryland HEFA, (Helix Health Issue), (AMBAC), Escrowed
           to Maturity, 5.00%, 7/1/27                                                3,267,720
    2,000  Maryland Transportation Authority, Baltimore-Washington
           International Airport, (FGIC), Prerefunded to 7/1/04,
           (AMT), 6.25%, 7/1/14                                                      2,073,940
----------------------------------------------------------------------------------------------
                                                                                $    6,545,024
----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.9%

  $   500  Puerto Rico, (FSA), 5.125%, 7/1/30                                   $      531,150
      350  Puerto Rico, (FSA), Variable Rate, 7/1/27(3)(4)                             451,588
    1,000  Puerto Rico, (MBIA), 5.50%, 7/1/29                                        1,184,940
----------------------------------------------------------------------------------------------
                                                                                $    2,167,678
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 9.6%

  $ 1,400  Maryland HEFA, (Anne Arundel Health System), (FSA),
           5.00%, 7/1/29                                                        $    1,488,886
    1,280  Maryland HEFA, (Medlantic), (AMBAC), Variable Rate,
           8/15/38(3)(4)                                                             1,749,043
      660  Maryland HEFA, (Medlantic/Helix Issue), (AMBAC),
           5.25%, 8/15/38                                                              740,612
    3,150  Puerto Rico ITEM & EC, (Auxilio Mutuo Obligated Group),
           (MBIA), 6.25%, 7/1/24                                                     3,328,070
----------------------------------------------------------------------------------------------
                                                                                $    7,306,611
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 0.9%

  $   500  Puerto Rico Public Finance Corp., (AMBAC),
           Variable Rate, 12/1/19(3)(4)                                         $      691,255
----------------------------------------------------------------------------------------------
                                                                                $      691,255
----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.4%

  $ 1,000  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           Variable Rate, 7/1/07(3)(5)                                          $    1,076,300
----------------------------------------------------------------------------------------------
                                                                                $    1,076,300
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.5%

  $ 1,500  Maryland Transportation Authority, Baltimore-Washington
           International Airport, (AMBAC), 5.00%, 3/1/27                        $    1,589,880
    1,500  Maryland Transportation Authority, Baltimore-Washington
           International Airport, (AMBAC), (AMT), 5.25%, 3/1/27                      1,594,095
      500  Puerto Rico Highway and Transportation Authority,
           (MBIA), 5.50%, 7/1/36                                                       581,980
      335  Puerto Rico Highway and Transportation Authority,
           (MBIA), Variable Rate, 1/1/19(3)(4)                                         447,379
----------------------------------------------------------------------------------------------
                                                                                $    4,213,334
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 8.1%

  $ 1,500  Baltimore, (Water Projects), (FGIC), 5.00%, 7/1/23                   $    1,602,045
    1,000  Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42                       1,054,910
    1,000  Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22                              1,106,310
    2,000  Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20                              2,357,280
----------------------------------------------------------------------------------------------
                                                                                $    6,120,545
----------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.5%

  $   750  Maryland HEFA, (Board of Child Care), 5.375%, 7/1/32                 $      786,675
    1,000  Maryland HEFA, (Board of Child Care), 5.625%, 7/1/22                      1,085,810
----------------------------------------------------------------------------------------------
                                                                                $    1,872,485
----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.8%

  $   500  Baltimore, (Strathdale Manor), 7.00%, 7/1/33                         $      513,065
      800  Frederick County, Urbana Community Development
           Authority, 6.625%, 7/1/25                                                   833,976
----------------------------------------------------------------------------------------------
                                                                                $    1,347,041
----------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.6%

  $   480  Maryland Water Quality Financing Administration Revolving
           Loan Fund, 6.55%, 9/1/14                                             $      484,531
----------------------------------------------------------------------------------------------
                                                                                $      484,531
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.0%
(IDENTIFIED COST $72,672,445)                                                   $   75,291,117
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.0%                                          $      780,622
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   76,071,739
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at

                        See notes to financial statements

February 29, 2004, 50.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.4% to 21.2% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Non-income producing security.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)  Security has been issued as a leveraged inverse floater bond.

(5)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

MISSOURI MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
ESCROWED / PREREFUNDED -- 5.8%

  $ 1,000  Lake of the Ozarks, (Community Bridge Corp.), Prerefunded
           to 12/1/06, 6.40%, 12/1/25                                           $    1,155,690
    1,005  Missouri HEFA, (Lake of the Ozarks General Hospital),
           Prerefunded to 2/15/06, 6.50%, 2/15/21                                    1,123,952
    1,000  Saint Louis County, Mortgage Revenue, (GNMA), (AMT),
           Escrowed to Maturity, 5.40%, 1/1/16                                       1,150,900
----------------------------------------------------------------------------------------------
                                                                                $    3,430,542
----------------------------------------------------------------------------------------------

HOSPITAL -- 13.2%

  $ 1,950  Missouri HEFA, (Barnes Jewish Christian),
           5.25%, 5/15/14                                                       $    2,198,898
    1,500  Missouri HEFA, (Childrens Mercy Hospital), 5.30%, 5/15/28                 1,529,685
    1,000  Missouri HEFA, (Freeman Health Systems), 5.25%, 2/15/18                   1,015,570
    1,000  Missouri HEFA, (Jefferson Memorial Hospital),
           6.80%, 5/15/25                                                            1,034,150
      495  Missouri HEFA, (Lake of the Ozarks General Hospital),
           6.50%, 2/15/21                                                              516,909
      250  Missouri HEFA, (Lake Regional Health System),
           5.70%, 2/15/34                                                              261,502
    1,250  West Plains IDA, (Ozarks Medical Center), 5.65%, 11/15/22                 1,196,462
----------------------------------------------------------------------------------------------
                                                                                $    7,753,176
----------------------------------------------------------------------------------------------

HOUSING -- 2.4%

  $   960  Jefferson County IDA, Multifamily, (Riverview Bend
           Apartments), (AMT), 6.75%, 11/1/29                                   $      919,344
      225  Missouri Housing Development Authority, SFMR, (GNMA),
           (AMT), 6.45%, 9/1/27                                                        236,605
      125  Missouri Housing Development Authority, SFMR, (GNMA),
           (AMT), 6.75%, 6/1/24                                                        125,561
      145  Missouri Housing Development Authority, SFMR, (GNMA),
           (AMT), 7.25%, 9/1/26                                                        146,972
----------------------------------------------------------------------------------------------
                                                                                $    1,428,482
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 8.2%

  $   825  Jefferson County, (Kmart Corp.), 6.40%, 8/1/08                       $      702,199
      650  Kansas City IDA, (Airline Cargo Facilities), (AMT),
           8.50%, 1/1/17                                                               680,199
    1,000  Missouri Development Finance Authority, Solid Waste Disposal,
           (Proctor and Gamble Paper Products), (AMT),
           5.20%, 3/15/29                                                            1,086,310
    1,200  Missouri Environmental Improvement and Energy
           Resources Authority, (American Cyanamid), 5.80%, 9/1/09                   1,310,100
    1,000  Saint Louis, IDA, (Anheuser-Busch), (AMT),
           5.875%, 11/1/26                                                           1,041,680
----------------------------------------------------------------------------------------------
                                                                                $    4,820,488
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.7%

  $ 1,000  Missouri HEFA, (St. Louis University High School),
           (AMBAC), 4.75%, 10/1/24                                              $    1,016,920
----------------------------------------------------------------------------------------------
                                                                                $    1,016,920
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.9%

  $ 2,250  Missouri Environmental Improvement and Energy Resources
           Authority, (Union Electric), (AMBAC), (AMT),
           5.45%, 10/1/28                                                       $    2,383,065
    1,000  Puerto Rico Electric Power Authority, (MBIA),
           5.00%, 7/1/32(1)                                                          1,062,050
      400  Puerto Rico Electric Power Authority, (MBIA),
           Variable Rate, 7/1/16(2)(3)                                                 638,176
----------------------------------------------------------------------------------------------
                                                                                $    4,083,291
----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 0.9%

  $   575  Missouri HEFA, (Saint Louis Children's Hospital), (MBIA),
           Escrowed to Maturity, 0.00%, 5/15/08                                 $      521,836
----------------------------------------------------------------------------------------------
                                                                                $      521,836
----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 7.6%

  $ 2,000  Puerto Rico General Obligation, (FGIC), 5.00%, 7/1/32                $    2,112,980
      900  Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                           1,161,225
    2,000  Saint Charles County, (Francis Howell School District),
           (FGIC), 0.00%, 3/1/16                                                     1,224,020
----------------------------------------------------------------------------------------------
                                                                                $    4,498,225
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 10.3%

  $ 9,500  Missouri HEFA, (Lester Cox Medical Center),
           (MBIA), 0.00%, 9/1/20                                                $    4,461,770
    1,500  North Kansas City, (North Kansas City Memorial Hospital),
           (FSA), 5.125%, 11/15/33                                                   1,594,530
----------------------------------------------------------------------------------------------
                                                                                $    6,056,300
----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.7%

  $ 1,500  SCA, MFMR Receipts, Springfield, (FSA), 7.10%, 1/1/30                $    1,558,215
----------------------------------------------------------------------------------------------
                                                                                $    1,558,215
----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE /
CERTIFICATES OF PARTICIPATION -- 9.4%

  $ 1,000  Jackson County, Leasehold Revenue, (Truman Sports),
           (AMBAC), 0.00%, 12/1/20                                              $      461,280
    2,000  Jackson County, Leasehold Revenue, (Truman Sports),
           (MBIA), 5.00%, 12/1/27                                                    2,104,300
      300  Puerto Rico Public Building Authority, (CIFG),
           Variable Rate, 7/1/36(2)(3)                                                 357,546
    1,000  Puerto Rico Public Finance Corp., (AMBAC),
           Variable Rate, 6/1/26(2)(4)                                               1,080,920
      400  Puerto Rico Public Finance Corp., (AMBAC),
           Variable Rate, 12/1/19(2)(3)                                                553,004
    2,000  Saint Louis IDA, (Convention Center Hotel), (AMBAC),
           0.00%, 7/15/19                                                            1,001,040
----------------------------------------------------------------------------------------------
                                                                                $    5,558,090
----------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 2.7%

  $   750  Missouri Development Finance Authority, Cultural Facility,
           (Nelson Gallery Foundation), (MBIA), 5.00%, 12/1/30                  $      784,035
      750  Missouri Development Finance Authority, Cultural Facility,
           (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22                         816,780
----------------------------------------------------------------------------------------------
                                                                                $    1,600,815
----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 7.1%

  $ 1,750  Bi-State Development Agency, Illinois Metropolitan District,
           (Metrolink Cross County), (FSA), 5.00%, 10/1/32                      $    1,842,313
    1,500  Bi-State Development Agency, Illinois Metropolitan District,
           (Saint Clair County Metrolink Extension), (MBIA),
           5.00%, 7/1/28                                                             1,558,770
      700  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           Variable Rate, 7/1/28(3)                                                    780,115
----------------------------------------------------------------------------------------------
                                                                                $    4,181,198
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.4%

  $   250  Puerto Rico Highway and Transportation Authority,
           (FSA), 5.00%, 7/1/32                                                 $      264,123
      500  Puerto Rico Highway and Transportation Authority,
           (MBIA), Variable Rate, 1/1/19(2)(3)                                         667,730
      910  Saint Louis Airport, (Lambert International Airport),
           (FGIC), (AMT), 6.00%, 7/1/14                                              1,087,186
----------------------------------------------------------------------------------------------
                                                                                $    2,019,039
----------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.9%

  $   500  Saint Louis IDA, (Saint Louis Science Center),
           6.40%, 11/1/19                                                       $      507,855
----------------------------------------------------------------------------------------------
                                                                                $      507,855
----------------------------------------------------------------------------------------------

POOLED LOANS -- 4.8%

  $ 2,750  Missouri Higher Education Loan Authority, Student Loan,
           (AMT), 5.45%, 2/15/09                                                $    2,809,290
----------------------------------------------------------------------------------------------
                                                                                $    2,809,290
----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 7.0%

  $ 1,000  Kansas City IDR, (Kingswood Manor), 5.80%, 11/15/17                  $      921,640
      500  Lees Summit IDA, Health Facility, (John Knox Village),
           5.70%, 8/15/22                                                              529,415
    1,500  Missouri HEFA, (Lutheran Senior Services), 6.375%, 2/1/27                 1,563,105
    1,000  Saint Louis County IDA, Health Facilities Revenue,
           (Jewish Center), 5.50%, 2/20/36                                           1,072,430
----------------------------------------------------------------------------------------------
                                                                                $    4,086,590
----------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.1%

  $   540  Missouri Environmental Improvement and Energy Resources
           Authority, (Revolving Fund Program), 7.20%, 7/1/16                   $      562,291
    1,000  Missouri Environmental Improvement and Energy Resources
           Authority, (Revolving Fund Program), Water Pollution Control,
           0.00%, 1/1/14                                                               683,700
----------------------------------------------------------------------------------------------
                                                                                $    1,245,991
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.1%
(IDENTIFIED COST $51,580,635)                                                   $   57,176,343
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.9%                                          $    1,724,213
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   58,900,556
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2004, 54.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 22.1% of total investments.

                        See notes to financial statements

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

NORTH CAROLINA MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
EDUCATION -- 10.4%

  $ 2,950  North Carolina Educational Facilities Finance Agency,
           (Duke University), 5.125%, 10/1/41                                   $    3,078,177
      300  North Carolina Educational Facilities Finance Agency,
           (High Point University), 5.125%, 9/1/21                                     313,302
    8,410  University of North Carolina at Chapel Hill, 0.00%, 8/1/17                4,833,143
    1,980  University of North Carolina at Chapel Hill, 0.00%, 8/1/21                  896,287
----------------------------------------------------------------------------------------------
                                                                                $    9,120,909
----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 20.1%

  $ 1,015  Chatham County Industrial Facilities and Pollution,
           (Carolina Power and Light), 6.30%, 6/15/14                           $    1,034,041
    5,000  North Carolina Eastern Municipal Power Agency,
           6.125%, 1/1/09                                                            5,681,300
    1,250  North Carolina Eastern Municipal Power Agency,
           6.75%, 1/1/26                                                             1,402,325
    3,500  North Carolina Municipal Power Agency, (Catawba),
           6.50%, 1/1/20                                                             3,933,790
    2,000  Puerto Rico Electric Power Authority, 0.00%, 7/1/17                       1,112,360
    2,000  Puerto Rico Electric Power Authority, 0.00%, 7/1/17                       1,119,360
    2,000  Puerto Rico Electric Power Authority,
           Variable Rate, 7/1/29(1)(2)                                               2,205,920
    1,000  Wake County, Industrial Facilities and Pollution Control
           Financing Authority, (Carolina Power and Light Co.),
           5.375%, 2/1/17                                                            1,091,000
----------------------------------------------------------------------------------------------
                                                                                $   17,580,096
----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 14.0%

  $ 1,500  Charlotte, Water and Sewer, Prerefunded to 6/1/10,
           5.25%, 6/1/25                                                        $    1,756,380
    3,410  North Carolina Eastern Municipal Power Agency, Escrowed
           to Maturity, 4.00%, 1/1/18                                                3,499,410
    2,210  North Carolina Eastern Municipal Power Agency, Escrowed
           to Maturity, 5.00%, 1/1/17                                                2,513,654
      440  North Carolina Eastern Municipal Power Agency, Escrowed
           to Maturity, 5.00%, 1/1/21                                                  487,749
    1,500  North Carolina Medical Care Commission, (Annie Penn
           Memorial Hospital), Prerefunded to 1/1/15,
           5.375%, 1/1/22                                                            1,711,170
    2,000  Winston-Salem, Water and Sewer System, Prerefunded to
           6/1/11, 5.125%, 6/1/28                                                    2,330,480
----------------------------------------------------------------------------------------------
                                                                                $   12,298,843
----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.1%

  $ 1,000  Charlotte, 5.00%, 7/1/29                                             $    1,057,680
    1,000  Charlotte, 5.60%, 6/1/20                                                  1,152,890
    1,000  New Hanover County, 5.75%, 11/1/17                                        1,180,770
      400  North Carolina, Variable Rate, 3/1/28(1)(2)                                 227,724
----------------------------------------------------------------------------------------------
                                                                                $    3,619,064
----------------------------------------------------------------------------------------------

HOSPITAL -- 9.0%

  $ 1,750  Charlotte-Mecklenberg Hospital Authority, 5.00%, 1/15/31             $    1,795,185
    3,400  North Carolina Medical Care Commission, (Duke University
           Hospital), 0.00%, 6/1/09                                                  2,808,026
    1,000  North Carolina Medical Care Commission, (Gaston Health
           Care), 5.00%, 2/15/29                                                     1,008,960
      500  North Carolina Medical Care Commission, (Halifax Regional
           Medical Center), 5.00%, 8/15/24                                             478,080
      250  North Carolina Medical Care Commission, (Novant
           Health, Inc.), 5.00%, 11/1/20                                               266,678
    1,000  North Carolina Medical Care Commission, (Southeastern
           Regional Medical Center), 5.375%, 6/1/32                                  1,032,310
      500  North Carolina Medical Care Commission, (Union Regional
           Medical Center), 5.375%, 1/1/32                                             515,445
----------------------------------------------------------------------------------------------
                                                                                $    7,904,684
----------------------------------------------------------------------------------------------

HOUSING -- 3.4%

  $ 1,400  Charlotte Housing Authority, (Double Oaks), FHA, (FNMA),
           7.35%, 5/15/26                                                       $    1,504,538
      285  Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31                     325,154
    1,055  North Carolina HFA, MFMR, (AMT), 6.45%, 9/1/27                            1,101,863
      970  Raleigh Housing Authority, Multifamily, (Cedar Point),
           7.00%, 11/1/30(3)                                                            99,425
----------------------------------------------------------------------------------------------
                                                                                $    3,030,980
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.1%

  $   850  Robeson County, Industrial Facilities and Pollution Control
           Financing Authority, (Campbell Soup), 6.40%, 12/1/06                 $      959,574
----------------------------------------------------------------------------------------------
                                                                                $      959,574
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.5%

  $ 1,375  East Carolina University, (AMBAC), 5.25%, 11/1/21                    $    1,506,821
    1,320  North Carolina Educational Facilities Finance Agency,
           (Johnson & Wales University), (XLCA), 5.00%, 4/1/33                       1,379,281
    1,900  University of North Carolina, (MBIA), 4.50%, 10/1/18(4)                   1,964,600
----------------------------------------------------------------------------------------------
                                                                                $    4,850,702
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.7%

  $ 1,500  North Carolina Eastern Municipal Power Agency, (FSA),
           Variable Rate, 1/1/19(1)(2)                                          $    1,511,055
----------------------------------------------------------------------------------------------
                                                                                $    1,511,055
----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 4.2%

  $ 1,000  Puerto Rico Commonwealth, (FGIC), 5.50%, 7/1/22                      $    1,184,230
      280  Puerto Rico General Obligation, (MBIA),
           Variable Rate, 7/1/20(2)(5)                                                 441,832
      945  Smithville Township, Brunswick County, (MBIA),
           5.00%, 6/1/23                                                             1,016,177
      995  Smithville Township, Brunswick County, (MBIA),
           5.00%, 6/1/24                                                             1,065,317
----------------------------------------------------------------------------------------------
                                                                                $    3,707,556
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 5.3%

  $   500  Cumberland County Hospital, (MBIA), 0.00%, 10/1/09                   $      430,335
    1,200  North Carolina Medical Care Commission, (Betsy Johnson),
           (FSA), 5.375%, 10/1/24                                                    1,317,816
      935  North Carolina Medical Care Commission, (Memorial
           Mission Hospital), (FSA), 0.00%, 10/1/06                                    895,281
    1,000  North Carolina Medical Care Commission, (Wakemed),
           (AMBAC), 5.00%, 10/1/32                                                   1,046,010
    1,500  North Carolina Medical Care Commission, (Wilson
           Memorial Hospital), (AMBAC), 0.00%, 11/1/15                                 934,875
----------------------------------------------------------------------------------------------
                                                                                $    4,624,317
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 0.7%

  $   420  Puerto Rico Public Finance Corp., (AMBAC),
           Variable Rate, 12/1/19(2)(5)                                         $      580,654
----------------------------------------------------------------------------------------------
                                                                                $      580,654
----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.0%

  $   800  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           Variable Rate, 7/1/07(1)(2)                                          $      861,040
----------------------------------------------------------------------------------------------
                                                                                $      861,040
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.4%

  $ 1,375  Puerto Rico Highway and Transportation Authority, (MBIA),
           5.50%, 7/1/36                                                        $    1,600,445
    1,000  Puerto Rico Highway and Transportation Authority, (MBIA),
           Variable Rate, 7/1/36(2)(5)                                               1,228,900
    1,000  Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31                 1,040,430
----------------------------------------------------------------------------------------------
                                                                                $    3,869,775
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.0%

  $ 1,745  Broad River, Water Authority Water System, (MBIA),
           5.375%, 6/1/26                                                       $    1,898,228
    1,500  Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26                  1,583,610
----------------------------------------------------------------------------------------------
                                                                                $    3,481,838
----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.0%

  $ 1,000  Charlotte, (Government Facilities), 5.00%, 6/1/28                    $    1,045,480
    1,500  Charlotte, (Government Facilities), 5.00%, 6/1/33                         1,563,690
----------------------------------------------------------------------------------------------
                                                                                $    2,609,170
----------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.6%

  $ 1,000  Puerto Rico Infrastructure Financing Authority,
           Variable Rate, 10/1/34(2)(5)                                         $    1,371,540
----------------------------------------------------------------------------------------------
                                                                                $    1,371,540
----------------------------------------------------------------------------------------------

WATER AND SEWER -- 5.7%

  $ 1,700  Charlotte, Storm Water, 5.00%, 6/1/25                                $    1,795,999
    2,975  Charlotte, Water and Sewer, 5.125%, 6/1/26                                3,164,805
----------------------------------------------------------------------------------------------
                                                                                $    4,960,804
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.2%
(IDENTIFIED COST $79,206,668)                                                   $   86,942,601
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.8%                                          $      695,385
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   87,637,986
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Authority

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

HFA - Housing Facilities Authority

MBIA - Municipal Bond Insurance Association

MFMR - Multi Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2004, 27.0% of the securities in the portfolio of

                        See notes to financial statements
investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 11.1% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Non-income producing security.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

OREGON MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.4%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
COGENERATION -- 2.4%

  $ 2,000  Western Generation Agency, (Wauna Cogeneration),
           (AMT), 7.40%, 1/1/16                                                 $    2,047,780
----------------------------------------------------------------------------------------------
                                                                                $    2,047,780
----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.1%

  $ 1,000  Northern Wasco County, (Bonneville Power Administration),
           5.20%, 12/1/24                                                       $    1,022,550
    1,000  Port of Morrow, Pollution Control, (Portland General Electric),
           5.20%, 5/1/33                                                             1,053,890
    1,000  Puerto Rico Electric Power Authority, 0.00%, 7/1/17                         559,680
----------------------------------------------------------------------------------------------
                                                                                $    2,636,120
----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.7%

  $ 2,000  Medford, Rogue Valley Memorial Hospital, Escrowed to
           Maturity, 6.25%, 12/1/07                                             $    2,305,700
----------------------------------------------------------------------------------------------
                                                                                $    2,305,700
----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 15.2%

  $ 1,565  Oregon Board of Higher Education, 0.00%, 8/1/20                      $      741,387
    1,000  Oregon Board of Higher Education, 5.00%, 8/1/22                           1,053,990
    4,425  Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26                 4,526,023
    1,680  Oregon Veterans Welfare, 5.50%, 12/1/42                                   1,760,422
      705  Oregon Veterans Welfare, 5.90%, 10/1/17                                     747,638
    1,250  Portland, Community College District, 5.00%, 6/1/21                       1,325,187
    4,850  Puerto Rico, 0.00%, 7/1/17                                                2,734,721
----------------------------------------------------------------------------------------------
                                                                                $   12,889,368
----------------------------------------------------------------------------------------------

HOSPITAL -- 4.5%

  $ 2,105  Hood River County, Health Facilities Authority, Elderly
           Housing, (Down Manor), 6.50%, 1/1/17                                 $    2,227,974
    1,500  Umatilla County, Hospital Facility Authority, (Catholic
           Health Initiatives), 5.50%, 3/1/32                                        1,608,600
----------------------------------------------------------------------------------------------
                                                                                $    3,836,574
----------------------------------------------------------------------------------------------

HOUSING -- 18.8%

  $   970  Oregon Health Authority, (Trillium Affordable Housing),
           (AMT), 6.75%, 2/15/29                                                $      886,919
      750  Oregon Housing and Community Services Department,
           MFMR, (AMT), 5.70%, 7/1/29                                                  780,862
    1,500  Oregon Housing and Community Services Department,
           MFMR, (AMT), 6.20%, 7/1/28                                                1,570,650
    1,130  Oregon Housing and Community Services Department,
           SFMR, (AMT), 6.20%, 7/1/27                                                1,183,483
      905  Oregon Housing and Community Services Department, SFMR,
           (AMT), 6.40%, 7/1/26                                                        939,435
      975  Oregon Housing and Community Services Department, SFMR,
           (AMT), 6.45%, 7/1/26                                                      1,012,547
    3,710  Portland Housing Authority, MFMR, (Berry Ridge), (AMT),
           6.30%, 5/1/29                                                             3,872,572
    2,875  Portland Housing Authority, MFMR, (Cherry Blossom),
           (AMT), 6.20%, 12/20/36                                                    3,046,206
    1,000  Portland Housing Authority, MFMR, (Village Court),
           6.00%, 1/1/27                                                             1,120,510
    1,500  Washington County Housing Authority, MFMR, (Bethany
           Meadows), (AMT), 5.85%, 9/1/27                                            1,560,165
----------------------------------------------------------------------------------------------
                                                                                $   15,973,349
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 9.8%

  $   500  Oregon EDA, (Georgia-Pacific), (AMT), 5.70%, 12/1/25                 $      462,450
    3,500  Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15                  3,512,530
      835  Port of Portland, (North Portland Crown Zellerbach Corp.),
           6.125%, 5/15/08                                                             839,634
    2,250  Port of Portland, Special Obligation Revenue Bonds,
           (Delta Airlines, Inc.), (AMT), 6.20%, 9/1/22                              1,910,115
    1,250  Puerto Rico Port Authority, (American Airlines), (AMT),
           6.25%, 6/1/26                                                               968,938
      820  Puerto Rico Port Authority, (American Airlines), (AMT),
           6.30%, 6/1/23                                                               644,012
----------------------------------------------------------------------------------------------
                                                                                $    8,337,679
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.3%

  $ 4,850  Oregon Health Science University, (MBIA), 0.00%, 7/1/21              $    2,196,323
    1,500  Oregon Health Science University, (MBIA), 5.00%, 7/1/32                   1,569,750
    1,500  Oregon Health, Housing, Educational and Cultural Facilities
           Authority, (Lewis and Clark College), (MBIA),
           6.125%, 10/1/24                                                           1,570,605
----------------------------------------------------------------------------------------------
                                                                                $    5,336,678
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.7%

  $   750  Emerald People's Utility District, (FSA), 5.25%, 11/1/22             $      824,895
    1,000  Eugene, Electric Utility, (FSA), 5.25%, 8/1/22                            1,087,980
    1,000  Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26               1,079,480
    1,800  Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17               1,001,124
----------------------------------------------------------------------------------------------
                                                                                $    3,993,479
----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 10.1%

  $ 2,000  Clackamas County, School District No. 007J, (Lake Oswego),
           (MBIA), 5.00%, 6/1/26(1)                                             $    2,088,300
    1,000  Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17                    576,260
      200  Jefferson County, School District No. 509J, (FGIC),
           5.00%, 6/15/22                                                              212,616
      500  Jefferson County, School District No. 509J, (FGIC),
           5.25%, 6/15/19                                                              555,340
    1,300  Puerto Rico, (FGIC), Variable Rate, 7/1/32(2)(3)                          1,520,311
      200  Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                            315,594
    1,000  Salem-Keizer, School District No. 24J, (FGIC),
           5.00%, 6/1/17                                                             1,136,330
      950  Umatilla County, School District No. 008R, (MBIA),
           Variable Rate, 6/15/19(2)(4)                                              1,139,839
    1,000  Yamhill County, School District No. 029J, (MBIA),
           4.75%, 6/15/23                                                            1,030,020
----------------------------------------------------------------------------------------------
                                                                                $    8,574,610
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 0.6%

  $   500  Oregon Health, Housing, Educational and Cultural Facilities
           Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32                  $      519,145
----------------------------------------------------------------------------------------------
                                                                                $      519,145
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 2.4%

  $ 1,500  Oregon Department of Administration Services, (MBIA),
           5.25%, 11/1/20                                                       $    1,646,595
      300  Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
           12/1/19(2)(3)                                                               414,753
----------------------------------------------------------------------------------------------
                                                                                $    2,061,348
----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.4%

  $ 1,000  Portland, Arena Natural Gas Tax Revenue, (AMBAC),
           0.00%, 6/1/17                                                        $      484,040
    1,400  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           Variable Rate, 7/1/28(3)                                                  1,560,230
----------------------------------------------------------------------------------------------
                                                                                $    2,044,270
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 1.0%

  $   700  Puerto Rico Highway and Transportation Authority, (FSA),
           Variable Rate, 7/1/32(2)(3)                                          $      818,629
----------------------------------------------------------------------------------------------
                                                                                $      818,629
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.2%

  $ 1,575  Albany, Water Revenue, (FGIC), 5.125%, 8/1/26                        $    1,678,194
    1,000  Portland, Sewer System, (FSA), 5.00%, 6/1/23                              1,061,190
      750  Washington County, Clean Water Services, (Senior Lien),
           (FGIC), 5.00%, 10/1/21                                                      796,913
----------------------------------------------------------------------------------------------
                                                                                $    3,536,297
----------------------------------------------------------------------------------------------

MISCELLANEOUS -- 0.6%

  $   300  Puerto Rico Infrastructure Financing Authority, Variable Rate,
           10/1/32(2)(3)                                                        $      485,769
----------------------------------------------------------------------------------------------
                                                                                $      485,769
----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.1%

  $ 1,750  Clackamas County, Hospital Facility Authority, (Homewoods),
           5.15%, 10/20/37                                                      $    1,803,883
----------------------------------------------------------------------------------------------
                                                                                $    1,803,883
----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 4.0%

  $ 2,475  Portland Limited Tax General Obligation, 0.00%, 6/1/22               $    1,040,861
    2,000  Tri-County Metropolitan Transportation District, Variable Rate,
           8/1/19(2)(4)                                                              2,312,640
----------------------------------------------------------------------------------------------
                                                                                $    3,353,501
----------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.5%

  $ 2,000  Oregon Department of Transportation, (Highway User Tax),
           5.125%, 11/15/26                                                     $    2,122,800
----------------------------------------------------------------------------------------------
                                                                                $    2,122,800
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.4%
(IDENTIFIED COST $76,881,490)                                                   $   82,676,979
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.6%                                          $    2,248,539
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   84,925,518
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2004, 32.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage

                        See notes to financial statements
insured by an individual financial institution ranged from 3.6% to 15.2% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

SOUTH CAROLINA MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.4%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.2%
  $ 1,150  Darlington County, (Carolina Power and Light),
           6.60%, 11/1/10                                                       $    1,183,453
----------------------------------------------------------------------------------------------
                                                                                $    1,183,453
----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 10.7%

  $   350  Beaufort County, School District, 5.00%, 3/1/20                      $      375,638
    1,500  Charleston County, School District, 5.00%, 2/1/25                         1,574,490
      695  Kershaw County, School District, 5.00%, 2/1/18                              753,178
      600  Orangeburg County, Consolidated School District No. 5,
           5.625%, 3/1/19                                                              688,704
    1,000  Puerto Rico Commonwealth, Variable Rate, 7/1/29(1)(2)                     1,275,750
    1,085  Richland County, General Obligation, Sewer System,
           (Broad River), 5.125%, 3/1/29                                             1,151,033
----------------------------------------------------------------------------------------------
                                                                                $    5,818,793
----------------------------------------------------------------------------------------------

HOSPITAL -- 10.0%

  $   200  Horry County, (Conway Hospital), 6.75%, 7/1/12                       $      202,782
    1,000  Lexington County, (Health Services District, Inc.),
           5.50%, 11/1/32                                                            1,047,690
    1,000  Medical University Hospital Authority, 6.50%, 8/15/32                     1,070,780
    1,500  South Carolina Jobs Economic Development Authority,
           (Bon Secours Health System, Inc.), 5.625%, 11/15/30                       1,530,915
    1,500  South Carolina Jobs Economic Development Authority,
           (Palmetto Health), 6.375%, 8/1/34                                         1,600,470
----------------------------------------------------------------------------------------------
                                                                                $    5,452,637
----------------------------------------------------------------------------------------------

HOUSING -- 4.0%

  $ 1,280  South Carolina Housing Finance Authority, MFMR,
           (Runaway Bay Apartments), 6.20%, 12/1/20                             $    1,338,790
      830  South Carolina Housing Finance Authority, SFMR,
           6.45%, 7/1/17                                                               850,758
----------------------------------------------------------------------------------------------
                                                                                $    2,189,548
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 9.4%

  $ 1,400  Darlington County, (Sonoco Products), 6.00%, 4/1/26                  $    1,461,376
      195  Florence County, (Stone Container), 7.375%, 2/1/07                          197,946
      400  Puerto Rico Port Authority, (American Airlines), (AMT),
           6.25%, 6/1/26                                                               310,060
    1,400  Richland County, Environmental Improvement,
           (International Paper Co.), (AMT), 6.10%, 4/1/23                           1,524,586
    1,500  Spartanburg County, Solid Waste, (Bavarian Motor
           Works Corp.), (AMT), 7.55%, 11/1/24                                       1,605,600
----------------------------------------------------------------------------------------------
                                                                                $    5,099,568
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.0%

  $   500  Puerto Rico Industrial, Tourist, Educational, Medical and
           Environmental, Residual Certificates, (MBIA),
           Variable Rate, 7/1/33(2)(3)                                          $      566,570
----------------------------------------------------------------------------------------------
                                                                                $      566,570
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.6%

  $ 1,000  Piedmont Municipal Power Agency, (MBIA),
           4.00%, 1/1/23(4)                                                     $      941,120
      195  Piedmont Municipal Power Agency, (MBIA), 6.30%, 1/1/14                      197,771
      750  Puerto Rico Electric Power Authority, (FSA), Variable Rate,
           7/1/29(1)(2)                                                                861,810
      500  South Carolina Public Service Authority, (FSA),
           5.125%, 1/1/37                                                              524,715
    1,000  South Carolina Public Service Authority, (FSA),
           5.125%, 1/1/21                                                            1,088,290
----------------------------------------------------------------------------------------------
                                                                                $    3,613,706
----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.8%

  $ 1,300  Berkeley County, (FSA), 2.00%, 9/1/25                                $      855,751
    1,000  Lancaster County, School District, (FSA), 4.75%, 3/1/18                   1,051,390
      330  Puerto Rico, (FGIC), Variable Rate, 7/1/32(2)(3)                            385,925
      200  Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                            315,594
----------------------------------------------------------------------------------------------
                                                                                $    2,608,660
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.9%

  $ 1,000  South Carolina Jobs Economic Development Authority,
           (Connie Lee), (Oconee Memorial Hospital),
           6.15%, 3/1/25                                                        $    1,063,810
    1,000  Spartanburg County, (Health Services District, Inc.),
           (FSA), 5.25%, 4/15/32                                                     1,057,670
----------------------------------------------------------------------------------------------
                                                                                $    2,121,480
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 2.0%

  $   500  Charleston County, (Charleston Public Facilities Corp.),
           (MBIA), 6.10%, 6/1/11                                                $      516,255
      415  Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
           12/1/19(2)(3)                                                               573,742
----------------------------------------------------------------------------------------------
                                                                                $    1,089,997
----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
INSURED-MISCELLANEOUS -- 3.6%
  $ 1,660  Puerto Rico Municipal Finance Agency, (FSA),
           Variable Rate, 8/1/27(2)(3)                                          $    1,960,477
----------------------------------------------------------------------------------------------
                                                                                $    1,960,477
----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.5%

  $   260  Puerto Rico Infrastructure Financing Authority, (AMBAC),
           Variable Rate, 7/1/28(3)                                             $      289,757
----------------------------------------------------------------------------------------------
                                                                                $      289,757
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 7.0%

  $   330  Puerto Rico Highway and Transportation Authority,
           (FSA), Variable Rate, 7/1/32(2)(3)                                   $      385,925
    2,000  South Carolina Transportation Infrastructure, (AMBAC),
           5.00%, 10/1/33                                                            2,093,040
    1,250  South Carolina Transportation Infrastructure, (AMBAC),
           5.25%, 10/1/31                                                            1,329,113
----------------------------------------------------------------------------------------------
                                                                                $    3,808,078
----------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 10.4%

  $ 2,000  Greer, Combined Utility System, (AMBAC),
           5.50%, 9/1/32                                                        $    2,347,440
    1,000  Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27                    1,165,320
    2,000  South Carolina Jobs Economic Development Authority,
           (South Carolina Electric and Gas Co.), (AMBAC),
           5.20%, 11/1/27                                                            2,137,020
----------------------------------------------------------------------------------------------
                                                                                $    5,649,780
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 13.1%

  $ 1,035  Anderson County, Water System, (FSA), 5.00%, 7/15/32                 $    1,082,527
      750  Beaufort-Jasper, Water and Sewer Authority, (FSA),
           5.00%, 3/1/26                                                               786,038
    1,000  Dorchester County, Water and Sewer System, (MBIA),
           5.00%, 10/1/28                                                            1,053,630
    1,000  Easley, (FSA), 5.00%, 12/1/27                                             1,050,660
    1,500  Grand Strand, Water and Sewer Authority, (FSA),
           5.00%, 6/1/26                                                             1,573,860
      500  Spartanburg, Sanitary Sewer District, (MBIA),
           5.00%, 3/1/26                                                               518,765
    1,000  Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30                          1,080,420
----------------------------------------------------------------------------------------------
                                                                                $    7,145,900
----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.4%

  $   750  Lexington County School District, 6.90%, 7/1/08                      $      780,015
----------------------------------------------------------------------------------------------
                                                                                $      780,015
----------------------------------------------------------------------------------------------

OTHER REVENUE -- 4.9%

  $   550  Puerto Rico Infrastructure Financing Authority,
           Variable Rate, 10/1/32(2)(3)                                         $      754,347
    2,000  Tobacco Settlement Management Authority,
           6.375%, 5/15/28                                                           1,914,340
----------------------------------------------------------------------------------------------
                                                                                $    2,668,687
----------------------------------------------------------------------------------------------

POOLED LOANS -- 1.9%

  $ 1,000  South Carolina Education Authority, Student Loan, (AMT),
           6.30%, 9/1/08                                                        $    1,023,520
----------------------------------------------------------------------------------------------
                                                                                $    1,023,520
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.4%
(IDENTIFIED COST $49,217,788)                                                   $   53,070,626
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.6%                                          $    1,441,190
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   54,511,816
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

MFMR - Multi Family Mortgage Revenue

SFMR - Single Family Mortgage Revenue

The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2004, 52.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 23.1% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

TENNESSEE MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.9%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
EDUCATION -- 3.1%

  $ 1,500  Metropolitan Government of Nashville and Davidson County,
           (Vanderbilt University), 5.00%, 10/1/28                              $    1,554,300
----------------------------------------------------------------------------------------------
                                                                                $    1,554,300
----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.1%

  $ 1,000  Metropolitan Government of Nashville and Davidson County,
           Electric Revenue, 5.125%, 5/15/26                                    $    1,050,470
----------------------------------------------------------------------------------------------
                                                                                $    1,050,470
----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.0%

  $   750  Metropolitan Government of Nashville and Davidson County,
           (Charity Obligated Group), Prerefunded to 11/1/10,
           5.125%, 11/1/27                                                      $      853,507
      950  Tennessee Local Development Authority, Community Provider,
           Prerefunded to 10/1/04, 6.55%, 10/1/23                                    1,000,464
    1,000  Tennessee State Veterans' Homes Board, (Humboldt),
           Prerefended to 2/1/06, 6.65%, 2/1/14                                      1,121,800
----------------------------------------------------------------------------------------------
                                                                                $    2,975,771
----------------------------------------------------------------------------------------------

HOSPITAL -- 6.8%

  $   500  Knox County, HEFA, (East Tennessee Hospital),
           5.75%, 7/1/33                                                        $      518,800
    1,000  Montgomery County, (Clarksville Regional Health System),
           5.375%, 1/1/28                                                              998,590
      750  Sullivan County, Health Education and Facility Board,
           (Wellmont Health System), 6.25%, 9/1/22                                     808,717
    1,000  Sumner County, (Sumner Regional Health Systems),
           7.50%, 11/1/14(1)                                                         1,041,490
----------------------------------------------------------------------------------------------
                                                                                $    3,367,597
----------------------------------------------------------------------------------------------

HOUSING -- 3.9%

  $   750  Metropolitan Government of Nashville and Davidson County,
           (The Park at Hermitage), 5.90%, 2/1/19                               $      765,660
      645  Tennessee Housing Development Agency, (AMT),
           5.375%, 7/1/23                                                              673,457
      500  Tennessee Housing Development Agency, (AMT),
           5.75%, 7/1/24                                                               507,120
----------------------------------------------------------------------------------------------
                                                                                $    1,946,237
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 4.6%

  $   750  Chattanooga, (E.I. du Pont de Nemours), 6.35%, 7/1/22                $      773,925
      500  Hardeman County, (Correctional Facilities Corp.),
           7.75%, 8/1/17                                                               527,240
      500  Humphreys County, (E.I. du Pont de Nemours), (AMT),
           6.70%, 5/1/24                                                               514,070
      500  McMinn County, (Calhoun Newsprint - Bowater), (AMT),
           7.40%, 12/1/22                                                              505,475
----------------------------------------------------------------------------------------------
                                                                                $    2,320,710
----------------------------------------------------------------------------------------------

INSURED-COGENERATION -- 3.1%

  $ 1,500  Metropolitan Government of Nashville and Davidson County,
           (AMBAC), 5.00%, 10/1/33                                              $    1,568,685
----------------------------------------------------------------------------------------------
                                                                                $    1,568,685
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.1%

  $ 1,000  Metropolitan Government of Nashville and Davidson County,
           (Meharry Medical College), (AMBAC), 5.00%, 12/1/24                   $    1,029,640
    1,230  Metropolitan Government of Nashville and Davidson County,
           (Meharry Medical College), (AMBAC), 6.00%, 12/1/19                        1,500,059
----------------------------------------------------------------------------------------------
                                                                                $    2,529,699
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 12.9%

  $ 1,000  Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18                       $    1,294,580
    1,750  Madison County Suburban Utility District, (MBIA),
           5.00%, 2/1/19                                                             1,885,187
      400  Memphis, Electric System, (MBIA), Variable Rate,
           12/1/11(2)(3)                                                               575,248
    1,000  Pleasant View Utility District, (MBIA), 5.00%, 9/1/32                     1,043,690
      500  Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26                 539,740
      150  Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/20                 169,895
      500  Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32                 531,025
      250  Puerto Rico Electric Power Authority, (MBIA),
           Variable Rate, 7/1/16(2)(3)                                                 398,860
----------------------------------------------------------------------------------------------
                                                                                $    6,438,225
----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 9.6%

  $   250  Chattanooga, (Memorial Hospital), (MBIA), Escrowed to
           Maturity, 6.625%, 9/1/09                                             $      305,970
    1,500  Johnson City, Health and Educational Facilities Board,
           (Johnson City Medical Center), (MBIA), Prerefunded
           to 7/1/23, 5.125%, 7/1/25                                                 1,650,150
    1,000  Johnson, School District Sales Tax, (AMBAC), Prerefunded
           to 5/1/06, 6.70%, 5/1/21                                                  1,116,200
    1,500  Shelby County, (Lebonheur Children's Hospital), (MBIA),
           Escrowed to Maturity, 5.50%, 8/15/12                                      1,734,825
----------------------------------------------------------------------------------------------
                                                                                $    4,807,145
----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 15.9%

  $ 1,425  Franklin, Special School District, (FSA), 0.00%, 6/1/19              $      733,419
    2,500  Franklin, Special School District, (FSA), 0.00%, 6/1/20                   1,210,525
      500  Greene County, (FGIC), 5.00%, 6/1/26                                        521,755
      500  Lawrenceburg, Public Building Authority, (Electric
           System-Public Works), (AMBAC), 5.00%, 7/1/26                                548,010
    1,000  Lawrenceburg, Public Building Authority, (Electric
           System-Public Works), (FSA), 5.00%, 7/1/26                                1,040,120
      500  Lincoln County, (FGIC), 5.25%, 4/1/21                                       574,485
      250  Montgomery County, (FGIC), 4.75%, 5/1/20(4)                                 266,600
    1,750  Puerto Rico, (FGIC), 5.00%, 7/1/32                                        1,848,858
      700  Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                             903,175
      250  Putnam County, (FGIC), 5.25%, 4/1/20                                        288,913
----------------------------------------------------------------------------------------------
                                                                                $    7,935,860
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 4.4%

  $   500  Bristol, (Bristol Memorial Hospital), (FGIC),
           6.75%, 9/1/10                                                        $      614,400
    1,500  Knox County, HEFA, (Covenant Health), (FSA),
           5.00%, 1/1/26                                                             1,562,475
----------------------------------------------------------------------------------------------
                                                                                $    2,176,875
----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.1%

  $ 1,000  Knox County, SCA Realty, MFMR, (FSA),
           7.125%, 1/1/30(5)                                                    $    1,038,990
----------------------------------------------------------------------------------------------
                                                                                $    1,038,990
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 3.8%

  $   750  Puerto Rico Public Buildings Authority, (CIFG),
           5.25%, 7/1/19                                                        $      869,348
      500  Puerto Rico Public Finance Corp., (AMBAC),
           Variable Rate, 6/1/26(2)(6)                                                 540,460
      340  Puerto Rico Public Finance Corp., (AMBAC),
           Variable Rate, 12/1/19(2)(3)                                                470,053
----------------------------------------------------------------------------------------------
                                                                                $    1,879,861
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.6%

  $ 1,500  Memphis-Shelby County Airport Authority, (MBIA),
           (AMT), 6.00%, 3/1/24                                                 $    1,690,050
    1,000  Memphis-Shelby County Airport Authority, (MBIA), (AMT),
           6.50%, 2/15/09                                                            1,178,310
      300  Puerto Rico Highway and Transportation Authority,
           (MBIA), Variable Rate, 1/1/19(2)(3)                                         400,638
----------------------------------------------------------------------------------------------
                                                                                $    3,268,998
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 6.9%

  $ 1,000  Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18              $    1,149,220
    1,000  Metropolitan Government of Nashville and Davidson County,
           Water System, (FGIC), 5.20%, 1/1/13                                       1,147,560
    2,000  Metropolitan Government of Nashville and Davidson County,
           Water System, (MBIA), 0.00%, 5/15/17                                      1,144,820
----------------------------------------------------------------------------------------------
                                                                                $    3,441,600
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 96.9%
(IDENTIFIED COST $43,640,750)                                                   $   48,301,023
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.1%                                          $    1,522,624
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   49,823,647
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2004, 72.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 29.0% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  When-issued security.

(5) Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

VIRGINIA MUNICIPALS PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
EDUCATION -- 2.9%

  $ 3,250  University of Virginia, 5.00%, 6/1/33                                $    3,418,285
----------------------------------------------------------------------------------------------
                                                                                $    3,418,285
----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%

  $ 1,000  Puerto Rico Electric Power Authority, Variable Rate,
           7/1/29(1)(2)                                                         $    1,102,960
----------------------------------------------------------------------------------------------
                                                                                $    1,102,960
----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 0.9%

  $ 1,000  Washington County IDA, (Johnston Memorial Hospital),
           Prerefunded to 7/1/05, 6.00%, 7/1/14                                 $    1,083,700
----------------------------------------------------------------------------------------------
                                                                                $    1,083,700
----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.3%

  $ 1,165  Arlington County, 5.25%, 6/1/18(3)                                   $    1,303,006
    1,390  Peninsula Airport Commission, (City Guaranteed), (AMT),
           5.50%, 7/15/21                                                            1,515,267
    2,000  Virginia Public School Authority, 5.00%, 8/1/21                           2,141,600
----------------------------------------------------------------------------------------------
                                                                                $    4,959,873
----------------------------------------------------------------------------------------------

HOSPITAL -- 9.2%

  $ 2,250  Albemarle County IDA, (Martha Jefferson Hospital),
           5.25%, 10/1/35                                                       $    2,314,282
    1,500  Fairfax County IDA, (Inova Health System), 5.00%, 8/15/14                 1,699,260
    2,000  Fairfax County IDA, (Inova Health System), 5.00%, 8/15/15                 2,244,120
    1,250  Fredericksburg IDA, (Medicorp Health System),
           5.125%, 6/15/33                                                           1,274,450
    1,000  Henrico County EDA, (Bon Secours Health System, Inc.),
           5.60%, 11/15/30                                                           1,045,130
    1,000  Loudoun County IDA, (Loudon Hospital Center),
           6.00%, 6/1/22                                                             1,075,240
    1,000  Loudoun County IDA, (Loudon Hospital Center),
           6.10%, 6/1/32                                                             1,063,350
----------------------------------------------------------------------------------------------
                                                                                $   10,715,832
----------------------------------------------------------------------------------------------

HOUSING -- 2.8%

  $ 1,000  Alexandria Redevelopment and Housing Authority, MFMR,
           (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18                $   1,011,870
    2,160  Multifamily Housing Bond Pass Through Certificates of
           Beneficial Owners, (Prince William County), (AMT),
           6.00%, 11/1/33                                                            2,266,013
----------------------------------------------------------------------------------------------
                                                                                $    3,277,883
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 7.0%

  $ 1,250  James City County IDA, (Anheuser Busch), (AMT),
           6.00%, 4/1/32                                                        $    1,316,725
    2,275  Norfolk Airport Authority, (AMT), 6.25%, 1/1/30                           2,313,379
    1,000  Peninsula Ports Authority Revenue (CSX Transportation),
           6.00%, 12/15/12                                                           1,066,450
    2,000  Prince William County IDA, (Potomac Hospital Corp.),
           5.35%, 10/1/36                                                            2,074,840
    1,435  West Point, (Chesapeake Corp.), (AMT), 6.375%, 3/1/19                     1,361,384
----------------------------------------------------------------------------------------------
                                                                                $    8,132,778
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 9.3%

  $ 3,000  Virginia College Building Authority, (Regent University),
           (MBIA), 5.125%, 10/1/31                                              $    3,154,230
    6,705  Virginia College Building Authority, (Washington and
           Lee University), (MBIA), 5.25%, 1/1/31                                    7,683,930
----------------------------------------------------------------------------------------------
                                                                                $   10,838,160
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.2%

  $   165  Puerto Rico Electric Power Authority, (MBIA), Variable Rate,
           7/1/29(2)(4)                                                         $      201,897
      700  Puerto Rico Electric Power Authority, (MBIA), Variable Rate,
           7/1/16(2)(4)                                                              1,116,808
    1,000  Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18              1,177,140
    1,000  Puerto Rico Electric Power Authority, RITES, (FSA),
           Variable Rate, 7/1/20(2)(4)                                               1,223,620
----------------------------------------------------------------------------------------------
                                                                                $    3,719,465
----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.6%

  $ 1,000  Cheasapeake, General Obligation, Water and Sewer,
           (FGIC), 5.00%, 6/1/33                                                $    1,051,780
    1,000  Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(4)                           1,290,250
      400  Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(4)                            631,188
----------------------------------------------------------------------------------------------
                                                                                $    2,973,218
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 10.0%

  $ 2,000  Danville IDA, (Danville Regional Medical Center),
           (AMBAC), 5.25%, 10/1/28                                              $    2,247,000
    1,500  Henrico County, (Bon Secour Health Systems),
           (MBIA), 6.25%, 8/15/20                                                    1,878,210
    5,000  Virginia Beach, (Virginia Beach Memorial Hospital),
           (AMBAC), 5.125%, 2/15/18                                                  5,640,300
    1,600  Winchester IDA, (Winchester Medical Center),
           (AMBAC), Variable Rate, 1/21/14(1)                                        1,853,568
----------------------------------------------------------------------------------------------
                                                                                $   11,619,078
----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------
INSURED-HOUSING -- 1.8%

  $ 2,000  Virginia HDA, (MBIA), 5.375%, 7/1/36                                 $    2,059,740
----------------------------------------------------------------------------------------------
                                                                                $    2,059,740
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 1.6%

  $   900  Powhatan County, EDA Lease Revenue (AMBAC),
           5.25%, 7/15/33                                                       $      966,888
      600  Puerto Rico Public Finance Corp., (AMBAC),
           Variable Rate, 12/1/19(2)(4)                                                829,506
----------------------------------------------------------------------------------------------
                                                                                $    1,796,394
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 14.9%

  $ 5,000  Chesapeake Bay Bridge and Tunnel Commission District,
           (General Resolution), (MBIA), 5.50%, 7/1/25                          $    5,843,850
    1,000  Metro Washington, DC, Authority Airport System,
           (FGIC), (AMT), 5.00%, 10/1/33                                             1,031,100
    1,000  Metro Washington, DC, Authority Airport System,
           (FGIC), (AMT), 5.25%, 10/1/32                                             1,051,320
    3,255  Metro Washington, DC, Authority Airport System,
           (MBIA), (AMT), 5.50%, 10/1/27                                             3,514,293
    1,000  Norfolk Airport Authority, (FGIC), 5.125%, 7/1/31                         1,049,950
      250  Puerto Rico Highway and Transportation Authority, (MBIA),
           Variable Rate, 7/1/36(2)(4)                                                 307,225
    3,900  Richmond, Metropolitan Authority Expressway, (FGIC),
           5.25%, 7/15/22                                                            4,450,446
----------------------------------------------------------------------------------------------
                                                                                $   17,248,184
----------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 1.8%

  $ 2,000  Richmond, Public Utilities, (FSA), 5.00%, 1/15/27                    $    2,095,940
----------------------------------------------------------------------------------------------
                                                                                $    2,095,940
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.9%

  $ 1,000  Henry County, Public Service Authority, Water and Sewer,
           (FSA), 5.50%, 11/15/19                                               $    1,184,670
    1,500  Norfolk Water Authority, (MBIA), 5.90%, 11/1/25                           1,633,575
    2,495  Spotsylvania County, Water and Sewer, (FSA),
           4.75%, 6/1/32                                                             2,527,086
    1,000  Upper Occoquan Sewage Authority, (MBIA), 5.15%, 7/1/20                    1,136,310
    2,500  Virginia Resource Authority, (MBIA), 5.50%, 5/1/26                        2,733,450
----------------------------------------------------------------------------------------------
                                                                                $    9,215,091
----------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.6%

  $ 1,250  Prince William County IDA, (Catholic Diocese Arlington),
           5.50%, 10/1/33                                                       $    1,278,650
    1,300  Puerto Rico Infrastructure Financing Authority,
           Variable Rate, 10/1/34(2)(4)                                              1,783,002
----------------------------------------------------------------------------------------------
                                                                                $    3,061,652
----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 2.2%

  $ 1,495  Dulles Community Development Authority,
           (Dulles Town Center), 6.25%, 3/1/26                                  $    1,507,244
    1,000  Heritage Hunt Community Development Authority,
           6.85%, 3/1/19                                                             1,055,950
----------------------------------------------------------------------------------------------
                                                                                $    2,563,194
----------------------------------------------------------------------------------------------

TRANSPORTATION -- 5.3%

  $ 1,250  Virginia Port Authority, (AMT), 5.90%, 7/1/16                        $    1,320,238
    3,000  Virginia Transportation Board, 0.00%, 4/1/26                                997,350
    3,500  Virginia Transportation Board, U.S. Route 58 Corridor,
           5.125%, 5/15/19                                                           3,830,295
----------------------------------------------------------------------------------------------
                                                                                $    6,147,883
----------------------------------------------------------------------------------------------

WATER AND SEWER -- 6.7%

  $ 4,250  Fairfax County Water Authority, 5.00%, 4/1/21                        $    4,769,648
    1,000  Fairfax County Water Authority, 5.00%, 4/1/32                             1,046,830
    1,750  Virginia Resource Authority, Clean Water, (Revolving Fund),
           5.625%, 10/1/22                                                           2,000,775
----------------------------------------------------------------------------------------------
                                                                                $    7,817,253
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.0%
(IDENTIFIED COST $102,210,337)                                                  $  113,846,563
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                          $    2,282,307
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $  116,128,870
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2004, 54.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage

                        See notes to financial statements
insured by an individual financial institution ranged from 1.0% to 28.0% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of February 29, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

                                       ALABAMA PORTFOLIO      ARKANSAS PORTFOLIO     GEORGIA PORTFOLIO      KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                    $         59,153,385   $         42,252,727   $         51,291,056   $         59,917,601
   Unrealized appreciation                       5,418,338              3,202,778              5,338,196              7,020,073
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                 $         64,571,723   $         45,455,505   $         56,629,252   $         66,937,674
-------------------------------------------------------------------------------------------------------------------------------
Cash                                  $            432,217   $                 --   $             23,951   $            671,494
Receivable for investments sold                         --                     --                     --                 75,000
Interest receivable                                736,220                594,955                745,122                814,913
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                          $         65,740,160   $         46,050,460   $         57,398,325   $         68,499,081
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin
   on open financial futures
   contracts                          $             67,781   $             60,312   $             83,531   $             78,094
Demand note payable                                     --                100,000                     --                     --
Payable for when-issued securities                      --              1,033,380                     --                     --
Due to bank                                             --                 66,956                     --                     --
Accrued expenses                                    17,316                 15,883                 16,734                 17,565
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                     $             85,097   $          1,276,531   $            100,265   $             95,659
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN PORTFOLIO   $         65,655,063   $         44,773,929   $         57,298,060   $         68,403,422
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital
   contributions and withdrawals      $         60,400,110   $         41,867,712   $         52,306,989   $         61,583,031
Net unrealized appreciation
   (computed on the basis of
   identified cost)                              5,254,953              2,906,217              4,991,071              6,820,391
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                 $         65,655,063   $         44,773,929   $         57,298,060   $         68,403,422
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                     LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO   NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                   $         26,742,781  $         72,672,445  $         51,580,635  $             79,206,668
   Unrealized appreciation                      2,246,779             2,618,672             5,595,708                 7,735,933
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                $         28,989,560  $         75,291,117  $         57,176,343  $             86,942,601
-------------------------------------------------------------------------------------------------------------------------------
Cash                                 $                 --  $                 --  $          1,127,227  $                     --
Receivable for investments sold                    14,914               558,814                35,000                        --
Interest receivable                               386,063               888,284               660,955                   951,194
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                         $         29,390,537  $         76,738,215  $         58,999,525  $             87,893,795
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin
   on open financial futures
   contracts                         $             46,406  $            108,906  $             81,469  $                134,062
Demand note payable                               500,000               500,000                    --                   100,000
Due to bank                                        76,761                38,711                    --                     3,542
Accrued expenses                                   15,906                18,859                17,500                    18,205
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                    $            639,073  $            666,476  $             98,969  $                255,809
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN PORTFOLIO  $         28,751,464  $         76,071,739  $         58,900,556  $             87,637,986
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital
   contributions and withdrawals     $         26,686,916  $         73,726,277  $         53,643,403  $             80,427,318
Net unrealized appreciation
   (computed on the basis of
   identified cost)                             2,064,548             2,345,462             5,257,153                 7,210,668
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                $         28,751,464  $         76,071,739  $         58,900,556  $             87,637,986
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                        OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                    $         76,881,490   $         49,217,788   $         43,640,750   $        102,210,337
   Unrealized appreciation                       5,795,489              3,852,838              4,660,273             11,636,226
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                 $         82,676,979   $         53,070,626   $         48,301,023   $        113,846,563
-------------------------------------------------------------------------------------------------------------------------------
Cash                                             1,239,769                628,557              1,285,810   $                 --
Receivable for investments sold                    205,000                     --                     --              2,438,800
Interest receivable                              1,010,278                911,486                593,067              1,555,152
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                          $         85,132,026   $         54,610,669   $         50,179,900   $        117,840,515
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased     $                 --   $                 --   $                 --   $          1,179,139
Payable for daily variation margin
   on open financial futures
   contracts                                       187,656                 82,500                 74,250                195,937
Demand note payable                                     --                     --                     --                300,000
Payable for when-issued securities                      --                     --                265,709                     --
Due to bank                                             --                     --                     --                 15,656
Accrued expenses                                    18,852                 16,353                 16,294                 20,913
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                     $            206,508   $             98,853   $            356,253   $          1,711,645
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO              $         84,925,518   $         54,511,816   $         49,823,647   $        116,128,870
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital
   contributions and withdrawals      $         79,889,380   $         50,971,436   $         45,471,930   $        105,252,237
Net unrealized appreciation
   (computed on the basis of
   identified cost)                              5,036,138              3,540,380              4,351,717             10,876,633
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                 $         84,925,518   $         54,511,816   $         49,823,647   $        116,128,870
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

                                        ALABAMA PORTFOLIO     ARKANSAS PORTFOLIO      GEORGIA PORTFOLIO     KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                              $          1,766,360   $          1,238,139   $          1,610,284   $          1,868,916
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME               $          1,766,360   $          1,238,139   $          1,610,284   $          1,868,916
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                $            105,120   $             56,844   $             84,416   $            111,364
Trustees fees and expenses                           3,354                    861                  3,354                  3,354
Legal and accounting services                       12,696                 11,666                 14,069                 13,910
Custodian fee                                       19,614                 14,586                 17,214                 19,903
Miscellaneous                                        3,603                  3,475                  3,709                  3,474
-------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                        $            144,387   $             87,432   $            122,762   $            152,005
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                 $          1,621,973   $          1,150,707   $          1,487,522   $          1,716,911
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions
      (identified cost basis)         $            784,387   $             67,852   $                241   $             71,722
   Financial futures contracts                    (499,908)               (34,072)              (370,644)              (527,546)
   Interest rate swap contracts                         --               (274,450)                    --                     --
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)              $            284,479   $           (240,670)  $           (370,403)  $           (455,824)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                          $          2,379,173   $          2,468,793   $          3,567,413   $          2,903,139
   Financial futures contracts                    (111,539)              (296,561)              (357,011)              (146,971)
   Interest rate swap contracts                         --                 70,930                     --                     --
-------------------------------------------------------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)        $          2,267,634   $          2,243,162   $          3,210,402   $          2,756,168
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN      $          2,552,113   $          2,002,492   $          2,839,999   $          2,300,344
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          4,174,086   $          3,153,199   $          4,327,521   $          4,017,255
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                     LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO   NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                             $            820,663  $          2,151,872  $          1,661,592  $              2,377,938
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME              $            820,663  $          2,151,872  $          1,661,592  $              2,377,938
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee               $             29,241  $            133,953  $             88,275  $                155,986
Trustees fees and expenses                            871                 3,354                 3,354                     3,354
Legal and accounting services                      13,702                13,704                14,750                    13,704
Custodian fee                                      10,701                22,711                16,763                    25,361
Miscellaneous                                       3,097                 4,237                 4,308                     4,496
-------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                       $             57,612  $            177,959  $            127,450  $                202,901
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                $            763,051  $          1,973,913  $          1,534,142  $              2,175,037
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions
      (identified cost basis)        $             45,018  $            259,718  $             82,927  $              1,621,985
   Financial futures contracts                   (214,734)             (828,434)             (350,804)                 (597,003)
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)             $           (169,716) $           (568,716) $           (267,877) $              1,024,982
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                         $          1,519,195  $          3,441,433  $          2,728,801  $              2,959,412
   Financial futures contracts                   (192,739)             (193,711)             (356,783)                 (553,924)
-------------------------------------------------------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)       $          1,326,456  $          3,247,722  $          2,372,018  $              2,405,488
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN     $          1,156,740  $          2,679,006  $          2,104,141  $              3,430,470
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $          1,919,791  $          4,652,919  $          3,638,283  $              5,605,507
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                        OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO     VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                              $          2,485,332   $          1,593,954   $          1,323,978   $          3,158,330
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME               $          2,485,332   $          1,593,954   $          1,323,978   $          3,158,330
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                $            151,235   $             79,388   $             66,945   $            219,138
Trustees fees and expenses                           3,355                  3,354                    870                  4,399
Legal and accounting services                       15,813                 11,840                 13,602                 14,853
Custodian fee                                       22,995                 15,943                 14,093                 29,184
Miscellaneous                                        5,202                  4,523                  3,946                  6,013
-------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                        $            198,600   $            115,048   $             99,456   $            273,587
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                 $          2,286,732   $          1,478,906   $          1,224,522   $          2,884,743
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions
      (identified cost basis)         $            425,870   $            392,996   $             36,087   $            280,167
   Financial futures contracts                     (23,588)              (251,961)              (312,273)              (835,804)
   Interest rate swap contracts                   (748,500)                    --                     --                     --
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)              $           (346,218)  $            141,035   $           (276,186)  $           (555,637)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                          $          4,554,098   $          3,031,440   $          2,467,726   $          6,907,986
   Financial futures contracts                    (759,351)              (306,285)              (323,366)              (799,716)
   Interest rate swap contracts                    193,446                     --                     --                     --
-------------------------------------------------------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)        $          3,988,193   $          2,725,155   $          2,144,360   $          6,108,270
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN      $          3,641,975   $          2,866,190   $          1,868,174   $          5,552,633
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          5,928,707   $          4,345,096   $          3,092,696   $          8,437,376
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

INCREASE (DECREASE) IN NET ASSETS       ALABAMA PORTFOLIO     ARKANSAS PORTFOLIO      GEORGIA PORTFOLIO     KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $          1,621,973   $          1,150,707   $          1,487,522   $          1,716,911
   Net realized gain (loss)                        284,479               (240,670)              (370,403)              (455,824)
   Net change in unrealized
      appreciation (depreciation)                2,267,634              2,243,162              3,210,402              2,756,168
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          4,174,086   $          3,153,199   $          4,327,521   $          4,017,255
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $          1,978,327   $          1,308,958   $          2,221,100   $          1,441,305
   Withdrawals                                  (5,213,690)            (3,386,896)            (3,365,346)            (4,630,430)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $         (3,235,363)  $         (2,077,938)  $         (1,144,246)  $         (3,189,125)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS            $            938,723   $          1,075,261   $          3,183,275   $            828,130
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                $         64,716,340   $         43,698,668   $         54,114,785   $         67,575,292
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $         65,655,063   $         44,773,929   $         57,298,060   $         68,403,422
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS   LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO     MISSOURI PORTFOLIO   NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $            763,051  $          1,973,913   $          1,534,142  $              2,175,037
   Net realized gain (loss)                     (169,716)             (568,716)              (267,877)                1,024,982
   Net change in unrealized
      appreciation (depreciation)              1,326,456             3,247,722              2,372,018                 2,405,488
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $          1,919,791  $          4,652,919   $          3,638,283  $              5,605,507
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                    $            653,016  $          2,295,867   $          2,628,283  $              1,561,563
   Withdrawals                                (2,323,083)           (9,555,427)            (4,683,585)               (9,073,503)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS             $         (1,670,067) $         (7,259,560)  $         (2,055,302) $             (7,511,940)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
   NET ASSETS                       $            249,724  $         (2,606,641)  $          1,582,981  $             (1,906,433)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period              $         28,501,740  $         78,678,380   $         57,317,575  $             89,544,419
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                    $         28,751,464  $         76,071,739   $         58,900,556  $             87,637,986
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS       OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $          2,286,732   $          1,478,906   $          1,224,522   $          2,884,743
   Net realized gain (loss)                       (346,218)               141,035               (276,186)              (555,637)
   Net change in unrealized
      appreciation (depreciation)                3,988,193              2,725,155              2,144,360              6,108,270
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          5,928,707   $          4,345,096   $          3,092,696   $          8,437,376
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $          2,684,238   $          3,687,696   $          2,876,013   $          3,793,427
   Withdrawals                                  (6,403,137)            (4,734,722)            (4,605,642)            (9,579,545)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $         (3,718,899)  $         (1,047,026)  $         (1,729,629)  $         (5,786,118)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS            $          2,209,808   $          3,298,070   $          1,363,067   $          2,651,258
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                $         82,715,710   $         51,213,746   $         48,460,580   $        113,477,612
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $         84,925,518   $         54,511,816   $         49,823,647   $        116,128,870
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS      ALABAMA PORTFOLIO      ARKANSAS PORTFOLIO     GEORGIA PORTFOLIO      KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $          3,313,142   $          2,300,813   $          3,017,352   $          3,496,419
   Net realized gain (loss)                        134,430                527,436               (333,635)            (2,678,901)
   Net change in unrealized
      appreciation (depreciation)               (1,468,945)            (1,636,116)              (612,968)             1,374,471
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          1,978,627   $          1,192,133   $          2,070,749   $          2,191,989
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $          7,826,188   $          4,263,125   $          6,128,727   $          6,168,539
   Withdrawals                                  (9,563,241)            (5,016,611)           (10,414,983)           (10,294,305)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $         (1,737,053)  $           (753,486)  $         (4,286,256)  $         (4,125,766)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
   NET ASSETS                         $            241,574   $            438,647   $         (2,215,507)  $         (1,933,777)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                  $         64,474,766   $         43,260,021   $         56,330,292   $         69,509,069
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $         64,716,340   $         43,698,668   $         54,114,785   $         67,575,292
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS   LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO     MISSOURI PORTFOLIO   NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $          1,570,788  $          4,158,293   $          3,185,742  $              4,690,094
   Net realized gain (loss)                      234,944               437,591                375,821                  (833,851)
   Net change in unrealized
      appreciation (depreciation)               (896,513)           (2,115,611)            (1,480,015)               (1,726,154)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $            909,219  $          2,480,273   $          2,081,548  $              2,130,089
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                    $          2,630,038  $          8,575,652   $          5,893,727  $              7,117,679
   Withdrawals                                (4,426,484)          (17,793,080)            (9,406,029)              (15,522,233)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS             $         (1,796,446) $         (9,217,428)  $         (3,512,302) $             (8,404,554)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          $           (887,227) $         (6,737,155)  $         (1,430,754) $             (6,274,465)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                $         29,388,967  $         85,415,535   $         58,748,329  $             95,818,884
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                      $         28,501,740  $         78,678,380   $         57,317,575  $             89,544,419
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS       OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $          4,649,972   $          2,630,849   $          2,480,931   $          6,057,000
   Net realized gain (loss)                         53,387                444,288                132,379               (166,417)
   Net change in unrealized
      appreciation (depreciation)               (2,528,160)            (1,603,577)              (763,780)            (2,469,255)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $          2,175,199   $          1,471,560   $          1,849,530   $          3,421,328
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $          9,291,990   $         10,958,295   $          8,308,589   $          7,960,993
   Withdrawals                                 (12,365,559)            (7,921,651)            (9,554,586)           (17,554,176)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS   $         (3,073,569)  $          3,036,644   $         (1,245,997)  $         (9,593,183)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
   NET ASSETS                         $           (898,370)  $          4,508,204   $            603,533   $         (6,171,855)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                  $         83,614,080   $         46,705,542   $         47,857,047   $        119,649,467
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $         82,715,710   $         51,213,746   $         48,460,580   $        113,477,612
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                   ALABAMA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.44%(2)       0.46%       0.45%       0.46%       0.49%       0.46%
   Expenses after custodian fee reduction                      0.44%(2)       0.44%       0.44%       0.44%       0.48%       0.45%
   Net investment income                                       4.95%(2)       5.08%       5.21%       5.31%       5.57%       5.18%
Portfolio Turnover                                               14%            10%         25%         14%          8%         23%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.59%          3.09%       4.86%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  65,655      $  64,716   $  64,475   $  64,271   $  66,653   $  82,141
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.20% to 5.21%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   ARKANSAS PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.40%(2)       0.41%       0.40%       0.39%       0.46%       0.45%
   Expenses after custodian fee reduction                      0.40%(2)       0.39%       0.39%       0.37%       0.45%       0.43%
   Net investment income                                       5.20%(2)       5.22%       5.38%       5.48%       5.65%       5.25%
Portfolio Turnover                                                7%            25%         23%          9%         14%         24%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                7.45%          2.81%       5.83%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  44,774      $  43,699   $  43,260   $  42,662   $  42,233   $  50,491
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.38%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   GEORGIA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.44%(2)       0.46%       0.46%       0.45%       0.49%       0.46%
   Expenses after custodian fee reduction                      0.44%(2)       0.44%       0.45%       0.42%       0.47%       0.42%
   Net investment income                                       5.35%(2)       5.38%       5.55%       5.47%       5.69%       5.31%
Portfolio Turnover                                                2%            16%         18%          8%         13%         38%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                8.07%          3.82%       4.82%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  57,298      $  54,115   $  56,330   $  63,673   $  63,067   $  71,220
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.54% to 5.55%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   KENTUCKY PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.45%(2)       0.46%       0.45%       0.48%       0.52%       0.49%
   Expenses after custodian fee reduction                      0.45%(2)       0.44%       0.44%       0.44%       0.50%       0.47%
   Net investment income                                       5.06%(2)       5.05%       5.25%       5.17%       5.75%       5.36%
Portfolio Turnover                                                2%            10%          5%         15%         11%         11%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.15%          3.22%       4.39%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  68,403      $  67,575   $  69,509   $  79,821   $  81,708   $  97,762
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.23% to 5.25%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   LOUISIANA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.40%(2)       0.40%       0.40%       0.43%       0.39%       0.37%
   Expenses after custodian fee reduction                      0.40%(2)       0.38%       0.38%       0.40%       0.35%       0.34%
   Net investment income                                       5.32%(2)       5.33%       5.43%       5.28%       5.63%       5.16%
Portfolio Turnover                                                3%            21%         25%         14%         14%         20%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.97%          3.16%       5.02%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  28,751      $  28,502   $  29,389   $  29,155   $  28,441   $  32,668
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.28% to 5.43%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MARYLAND PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.46%(2)       0.47%       0.48%       0.47%       0.51%       0.49%
   Expenses after custodian fee reduction                      0.46%(2)       0.45%       0.46%       0.42%       0.49%       0.46%
   Net investment income                                       5.10%(2)       4.96%       5.12%       5.30%       5.18%       5.05%
Portfolio Turnover                                                6%            28%         25%         18%          9%         31%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.22%          2.90%       5.17%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  76,072      $  78,678   $  85,416   $  82,797   $  81,676   $  95,223
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MISSOURI PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.45%(2)       0.45%       0.44%       0.45%       0.49%       0.46%
   Expenses after custodian fee reduction                      0.45%(2)       0.43%       0.43%       0.43%       0.48%       0.44%
   Net investment income                                       5.36%(2)       5.39%       5.60%       5.65%       5.80%       5.28%
Portfolio Turnover                                                4%            20%          8%          8%          8%         21%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.58%          3.65%       5.24%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  58,901      $  57,318   $  58,748   $  57,548   $  58,927   $  68,264
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.59% to 5.60%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 NORTH CAROLINA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.46%(2)       0.48%       0.48%       0.49%       0.52%       0.50%
   Expenses after custodian fee reduction                      0.46%(2)       0.46%       0.48%       0.46%       0.49%       0.49%
   Net investment income                                       4.97%(2)       4.99%       5.28%       5.34%       5.66%       5.24%
Portfolio Turnover                                               16%            21%         21%         28%         17%          3%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.61%          2.29%       4.43%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  87,638      $  89,544   $  95,819   $ 101,025   $ 110,493   $ 129,330
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.28%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   OREGON PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.48%(2)       0.49%       0.46%       0.48%       0.51%       0.48%
   Expenses after custodian fee reduction                      0.48%(2)       0.47%       0.45%       0.47%       0.50%       0.47%
   Net investment income                                       5.49%(2)       5.50%       5.46%       5.45%       5.63%       5.27%
Portfolio Turnover                                                2%            16%         21%         13%         25%         35%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                7.45%          2.58%       5.28%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  84,926      $  82,716   $  83,614   $  83,951   $  83,712   $  94,317
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.43% to 5.46%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                               SOUTH CAROLINA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.43%(2)       0.43%       0.40%       0.39%       0.44%       0.43%
   Expenses after custodian fee reduction                      0.43%(2)       0.41%       0.38%       0.34%       0.42%       0.40%
   Net investment income                                       5.58%(2)       5.36%       5.49%       5.56%       5.77%       5.33%
Portfolio Turnover                                               33%            37%         15%         21%         12%         26%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                8.55%          3.15%       5.07%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  54,512      $  51,214   $  46,706   $  39,821   $  35,070   $  44,833
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.46% to 5.49%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   TENNESSEE PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.41%(2)       0.42%       0.40%       0.41%       0.44%       0.42%
   Expenses after custodian fee reduction                      0.41%(2)       0.39%       0.38%       0.37%       0.42%       0.41%
   Net investment income                                       5.01%(2)       5.05%       5.27%       5.39%       5.61%       5.23%
Portfolio Turnover                                                7%            17%         19%         11%          9%         13%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                6.56%          3.90%       5.38%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $  49,824      $  48,461   $  47,857   $  47,369   $  45,015   $  49,407
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   VIRGINIA PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ---------------------------------------------------------
                                                      (UNAUDITED)          2003       2002(1)      2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.48%(2)       0.50%       0.49%       0.49%       0.54%       0.50%
   Expenses after custodian fee reduction                      0.48%(2)       0.49%       0.49%       0.47%       0.53%       0.48%
Net investment income                                          5.05%(2)       5.13%       5.31%       5.28%       5.61%       5.26%
Portfolio Turnover                                               10%            20%         33%         39%         23%         17%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                7.61%          2.89%       4.25%         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $ 116,129      $ 113,478   $ 119,649   $ 122,103   $ 115,776   $ 137,624
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.30% to 5.31%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At February 29, 2004, Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund each held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   H INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   K USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   L INDEMNIFICATIONS -- Under a Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 29, 2004, the Portfolios paid advisory fees as follows:

   PORTFOLIO                          AMOUNT     EFFECTIVE RATE*
   -------------------------------------------------------------
   Alabama                          $  105,120             0.32%
   Arkansas                             56,844             0.26%
   Georgia                              84,416             0.30%
   Kentucky                            111,364             0.33%
   Louisiana                            29,241             0.20%
   Maryland                            133,953             0.35%
   Missouri                             88,275             0.31%
   North Carolina                      155,986             0.36%
   Oregon                              151,235             0.36%
   South Carolina                       79,388             0.30%
   Tennessee                            66,945             0.27%
   Virginia                            219,138             0.38%

   * As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   During the six months ended February 29, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   PORTFOLIO                            PURCHASES           SALES
   --------------------------------------------------------------
   Arkansas                            $  507,980    $  1,327,058
   Georgia                                306,603              --
   Tennessee                                   --         109,163

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 29, 2004, were as follows:

   ALABAMA PORTFOLIO

   Purchases                                       $    8,761,221
   Sales                                               11,446,817

   ARKANSAS PORTFOLIO

   Purchases                                       $    3,087,755
   Sales                                                3,183,859

   GEORGIA PORTFOLIO

   Purchases                                       $    1,061,471
   Sales                                                1,357,325

   KENTUCKY PORTFOLIO

   Purchases                                       $    1,007,880
   Sales                                                3,704,675

   LOUISIANA PORTFOLIO

   Purchases                                       $      886,356
   Sales                                                1,708,062

   MARYLAND PORTFOLIO

   Purchases                                       $    4,377,118
   Sales                                                9,628,318

   MISSOURI PORTFOLIO

   Purchases                                       $    2,032,165
   Sales                                                3,924,203

   NORTH CAROLINA PORTFOLIO

   Purchases                                       $   13,705,302
   Sales                                               20,072,074

   OREGON PORTFOLIO

   Purchases                                       $    1,602,059
   Sales                                                5,695,965

   SOUTH CAROLINA PORTFOLIO

   Purchases                                       $   17,371,249
   Sales                                               19,575,704

   TENNESSEE PORTFOLIO

   Purchases                                       $    3,497,110
   Sales                                                3,586,428

   VIRGINIA PORTFOLIO

   Purchases                                       $   10,788,410
   Sales                                               15,599,868

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 29, 2004, as computed on a federal income tax basis, are as follows:

   ALABAMA PORTFOLIO

   AGGREGATE COST                                  $   59,142,895
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    5,661,343
   Gross unrealized depreciation                         (232,515)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    5,428,828
   --------------------------------------------------------------

   ARKANSAS PORTFOLIO

   AGGREGATE COST                                  $   42,244,771
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    3,469,192
   Gross unrealized depreciation                         (258,458)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    3,210,734
   --------------------------------------------------------------

   GEORGIA PORTFOLIO

   AGGREGATE COST                                  $   51,212,773
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    6,561,073
   Gross unrealized depreciation                       (1,144,594)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    5,416,479
   --------------------------------------------------------------

   KENTUCKY PORTFOLIO

   AGGREGATE COST                                  $   59,860,592
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    7,096,136
   Gross unrealized depreciation                          (19,054)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    7,077,082
   --------------------------------------------------------------

   LOUISIANA PORTFOLIO

   AGGREGATE COST                                  $   26,507,251
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    2,582,758
   Gross unrealized depreciation                         (100,449)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    2,482,309
   --------------------------------------------------------------

   MARYLAND PORTFOLIO

   AGGREGATE COST                                  $   72,647,254
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    5,966,186
   Gross unrealized depreciation                       (3,322,323)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    2,643,863
   --------------------------------------------------------------

   MISSOURI PORTFOLIO

   AGGREGATE COST                                  $   51,549,120
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    5,914,809
   Gross unrealized depreciation                         (287,586)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    5,627,223
   --------------------------------------------------------------

   NORTH CAROLINA PORTFOLIO

   AGGREGATE COST                                  $   79,124,752
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    8,678,535
   Gross unrealized depreciation                         (860,686)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    7,817,849
   --------------------------------------------------------------

   OREGON PORTFOLIO

   AGGREGATE COST                                  $   76,803,882
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    6,115,428
   Gross unrealized depreciation                         (242,331)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    5,873,097
   --------------------------------------------------------------

   SOUTH CAROLINA PORTFOLIO

   AGGREGATE COST                                  $   49,207,319
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    3,898,361
   Gross unrealized depreciation                          (35,054)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    3,863,307
   --------------------------------------------------------------

   TENNESSEE PORTFOLIO

   AGGREGATE COST                                  $   43,636,066
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    4,664,957
   Gross unrealized depreciation                               --
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    4,664,957
   --------------------------------------------------------------

   VIRGINIA PORTFOLIO

   AGGREGATE COST                                  $  102,153,950
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   11,699,341
   Gross unrealized depreciation                           (6,728)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   11,692,613
   --------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 29, 2004, the Arkansas Portfolio, the Louisiana Portfolio, the Maryland Portfolio, the North Carolina Portfolio, and the Virginia Portfolio had balances outstanding pursuant to this line of credit of $100,000, $500,000, $500,000, $100,000 and $300,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations held under these financial instruments at February 29, 2004, is as follows:

   FUTURES CONTRACTS

                    EXPIRATION                                         NET UNREALIZED
   PORTFOLIO        DATE         CONTRACTS                  POSITION    DEPRECIATION
   ----------------------------------------------------------------------------------
   Alabama          3/04         57 U.S. Treasury Bond      Short      $  (148,722)
                    6/04         9 U.S. Treasury Bond       Short          (14,663)
   ----------------------------------------------------------------------------------
   Arkansas         3/04         50 U.S. Treasury Bond      Short         (230,876)
                    3/04         20 U.S. Treasury Note      Short          (65,685)
   ----------------------------------------------------------------------------------
   Georgia          3/04         81 U.S. Treasury Bond      Short         (347,125)
   ----------------------------------------------------------------------------------
   Kentucky         3/04         67 U.S. Treasury Bond      Short         (185,019)
                    6/04         9 U.S. Treasury Bond       Short          (14,663)
   ----------------------------------------------------------------------------------
   Louisiana        3/04         45 U.S. Treasury Bond      Short         (182,231)
   ----------------------------------------------------------------------------------
   Maryland         3/04         93 U.S. Treasury Bond      Short         (252,030)
                    6/04         13 U.S. Treasury Bond      Short          (21,180)
   ----------------------------------------------------------------------------------
   Missouri         3/04         79 U.S. Treasury Bond      Short         (338,555)
   ----------------------------------------------------------------------------------
   North Carolina   3/04         130 U.S. Treasury Bond     Short         (525,265)
   ----------------------------------------------------------------------------------
   Oregon           3/04         165 U.S. Treasury Bond     Short         (627,983)
                    3/04         40 U.S. Treasury Note      Short         (131,368)
   ----------------------------------------------------------------------------------
   South Carolina   3/04         80 U.S. Treasury Bond      Short         (312,458)
   ----------------------------------------------------------------------------------
   Tennessee        3/04         72 U.S. Treasury Bond      Short         (308,556)
   ----------------------------------------------------------------------------------
   Virginia         3/04         190 U.S. Treasury Bond     Short         (759,593)

   At February 29, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

7  INTERESTHOLDER MEETING

   Each Portfolio held a Special Meeting of Interestholders on February 20, 2004. At the Special Meeting, shareholders voted to change each Portfolio's diversification status from diversified to non-diversified. The results of the vote were as follows. Results are rounded to the nearest whole number:

                           ALABAMA FUND      ARKANSAS FUND     GEORGIA FUND    KENTUCKY FUND     LOUISIANA FUND  MARYLAND FUND
   ---------------------------------------------------------------------------------------------------------------------------
   Affirmative                  89%               89%              88%              85%               91%            87%

   Against                       4%                4%               8%              10%                7%             8%

   Abstain                       7%                7%               4%               5%                2%             5%

                           MISSOURI FUND  NORTH CAROLINA FUND  OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
   ---------------------------------------------------------------------------------------------------------------------------
   Affirmative                  83%               85%              82%              90%               84%            88%

   Against                      10%                8%               8%               6%                6%             8%

   Abstain                       7%                7%              10%               4%               10%             4%

EATON VANCE MUNICIPALS FUNDS

INVESTMENT MANAGEMENT


EATON VANCE MUNICIPALS FUNDS

                    OFFICERS
                    Thomas J. Fetter
                    President

                    James B. Hawkes
                    Vice President and Trustee

                    Robert B. MacIntosh
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    TRUSTEES
                    Samuel L. Hayes, III

                    William H. Park

                    Ronald A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout


MUNICIPALS PORTFOLIOS

                    OFFICERS
                    Thomas J. Fetter
                    President and Portfolio Manager of South Carolina Municipals Portfolio

                    James B. Hawkes
                    Vice President and Trustee

                    William H. Ahern, Jr.
                    Vice President and Portfolio Manager of Alabama, Kentucky, and Maryland Municipals Portfolios

                    Cynthia J. Clemson
                    Vice President and Portfolio Manager of Georgia, Missouri, and Tennessee Municipals Portfolios

                    Robert B. MacIntosh
                    Vice President and Portfolio Manager of Louisiana and Virginia Municipals Portfolios

                    Thomas M. Metzold
                    Vice President and Portfolio Manager of Arkansas, North Carolina and Oregon Municipals Portfolios

                    Kristin S. Anagnost
                    Treasurer of Louisiana, Missouri, Oregon and Tennessee Municipals Portfolios

                    Barbara E. Campbell
                    Treasurer of Alabama, Arkansas, Georgia, Kentucky, Maryland, North Carolina, South Carolina and Virginia Municipals Portfolios

                    Alan R. Dynner
                    Secretary

                    TRUSTEES
                    Samuel L. Hayes, III

                    William H. Park

                    Ronald A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 1-800-331-1710


                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks and charges and expenses. The Funds' current prospectus contains this and other information abo ut each Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money.

445-4/04                                                               12MUNISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE ALABAMA MUNICIPALS FUND)


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       ----------------------------------
       James L. O'Connor
       Treasurer


Date:  April 20, 2004
       --------------


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE ARKANSAS MUNICIPALS FUND)


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       ----------------------------------
       James L. O'Connor
       Treasurer


Date:  April 20, 2004
       --------------


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE GEORGIA MUNICIPALS FUND)


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ James L. O'Connor
       ----------------------------------
       James L. O'Connor
       Treasurer


Date:  April 20, 2004
       --------------


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE KENTUCKY MUNICIPALS FUND)


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       ----------------------------------
       James L. O'Connor
       Treasurer


Date:  April 20, 2004
       --------------


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE LOUISIANA MUNICIPALS
FUND)


By:     /S/ Thomas J. Fetter
       ----------------------------------

       President


Date:  April 20, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /S/ James L. O'Connor
       ----------------------------------

       Treasurer


Date:  April 20, 2004
       --------------


By:     /S/ Thomas J. Fetter
       ----------------------------------

       President


Date:  April 20, 2004
       --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE MARYLAND MUNICIPALS FUND)


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       ----------------------------------
       James L. O'Connor
       Treasurer


Date:  April 20, 2004
       --------------


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE MISSOURI MUNICIPALS FUND)


By:     /S/ Thomas J. Fetter
       ----------------------------------

       President


Date:  April 20, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /S/ James L. O'Connor
       ----------------------------------

       Treasurer


Date:  April 20, 2004
       --------------


By:     /S/ Thomas J. Fetter
       ----------------------------------

       President


Date:  April 20, 2004
       --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE NORTH CAROLINA MUNICIPALS
FUND)


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ James L. O'Connor
       ----------------------------------
       James L. O'Connor
       Treasurer


Date:  April 20, 2004
       --------------


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE OREGON MUNICIPALS FUND)


By:
       /S/ Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /S/ James L. O'Connor
       Treasurer


Date:  April 20, 2004
       --------------


By:
       /S/ Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE SOUTH CAROLINA MUNICIPALS
FUND)


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       ----------------------------------
       James L. O'Connor
       Treasurer


Date:  April 20, 2004
       --------------


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE TENNESSEE MUNICIPALS
FUND)


By:
       /S/ Thomas J. Fetter
       President


Date:  APRIL 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /S/ James L. O'Connor
       Treasurer


Date:  April 20, 2004
       --------------


By:
       /S/ Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE VIRGINIA MUNICIPALS FUND)


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ James L. O'Connor
       ----------------------------------
       James L. O'Connor
       Treasurer


Date:  April 20, 2004
       --------------


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  April 20, 2004
       --------------